UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811-05518

                             The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                     Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                     Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Bedford Class

of

The RBB Fund, Inc.

Money Market

Portfolio

Semi-Annual Report

February 28, 2014

(Unaudited)

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it’s possible to lose money by investing in the Portfolio.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Portfolio.

THE RBB FUND, INC.

Money Market Portfolio

Fund Expense Examples

(Unaudited)

As a shareholder of the Money Market Portfolio (the “Portfolio”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2013 through February 28, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Money Market Portfolio – Bedford Class
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,000.10	$0.94
Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.95

	Money Market Portfolio – Sansom Street Class
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,000.20	$0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.85

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.19% for the Bedford Class shares and 0.17% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio’s ending account value on the first line in each table is based on the actual six-month total return of 0.01% for the Bedford Class shares and 0.02% for the Sansom Street Class shares.

1

THE RBB FUND, INC.

Money Market Portfolio

Portfolio Holdings Summary Table

February 28, 2014

(Unaudited)

Security Type	% of Net Assets	Value

Short Term Investments:
Certificates of Deposit	42.6%	$255,535,066
Commercial Paper	36.3	217,321,351
Municipal Bonds	8.4	50,240,000
U.S. Treasury Obligations	5.9	35,304,831
Repurchase Agreements	5.0	30,000,000
Agency Obligations	1.0	5,998,500
Variable Rate Obligations	0.8	4,900,000
Other Assets in Excess of Liabilities	0.0	117,233

NET ASSETS	100.0%	$599,416,981

Portfolio holdings are subject to change at any time.

2

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments

February 28, 2014

(Unaudited)

	Par (000)	Value
CERTIFICATES OF DEPOSIT—42.6%
Euro Dollar Certificates Of Deposit—1.0%
National Australia Bank Ltd., London(a)
0.230%, 10/23/14	$6,000	$6,000,000

Yankee Dollar Certificates Of Deposit—41.6%(b)
Australia & New Zealand Banking
Ltd.(a) 0.226%, 02/25/15	5,000	5,000,000
Bank of Montreal, Chicago(a)
0.227%, 09/05/14	8,000	8,000,000
Bank of Nova Scotia, Houston(a)
0.260%, 08/08/14	7,000	7,000,000
0.206%, 09/10/14	5,000	5,000,000
0.224%, 12/01/14	5,000	5,000,000
Bank of Tokyo-Mitsuibishi UFJ, Ltd.
0.210%, 05/28/14	7,000	7,000,000
BNP Paribas SA, New York
0.286%, 05/09/14 (a)	5,500	5,500,000
0.650%, 06/03/14	3,000	3,003,122
0.300%, 08/04/14	5,000	5,000,000
Canadian Imperial Bank of Commerce, New York(a)
0.260%, 03/03/14	10,000	10,000,000
0.244%, 06/13/14	1,910	1,910,000
Citibank N.A.
0.230%, 08/06/14	5,000	5,000,000
Credit Agricole CIB, New York
0.120%, 03/04/14	12,000	12,000,000
Credit Agricole Corporate & Investment
0.110%, 03/03/14	9,422	9,422,000
Credit Suisse, New York
0.260%, 03/18/14	5,000	5,000,000
0.260%, 04/22/14	7,000	7,000,000
0.308%, 06/06/14(a)	2,000	2,000,000
Deutsche Bank AG, New York(a)
0.240%, 04/30/14	5,000	5,000,000
0.290%, 08/22/14	4,000	4,000,000
Mizuho Bank Ltd., New York
0.250%, 08/28/14	6,000	6,000,000
National Australia Bank Ltd., New York(a)
0.237%, 08/08/14	5,000	5,000,256
Natixis, New York(a)
0.278%, 09/08/14	6,000	5,999,688
Norinchukin Bank, New York
0.100%, 03/05/14	18,000	18,000,000
Rabobank Nederland NV, New York
0.278%, 09/16/14 (a)	12,000	12,000,000
0.350%, 01/12/15	6,000	6,000,000
Royal Bank of Canada, New York
0.260%, 10/10/14 (a)	4,000	4,000,000
0.235%, 10/23/14	3,000	3,000,000
0.240%, 12/05/14(a)	6,000	6,000,000
0.240%, 01/21/15(a)	5,000	5,000,000
0.240%, 02/04/15(a)	3,000	3,000,000

	Par (000)	Value
CERTIFICATES OF DEPOSIT—(Continued)
Yankee Dollar Certificates Of Deposit—(Continued)
Skandinaviska Enskilda Banken
0.250%, 07/14/14	$5,000	$5,000,000
Societe Generale, New York
0.290%, 05/02/14	2,200	2,200,000
0.324%, 09/19/14(a)	3,000	3,000,000
Sumitomo Mitsui Trust Bank Ltd., New York
0.220%, 04/04/14	3,000	3,000,000
Toronto Dominion Bank, Montreal
0.220%, 04/24/14	5,000	5,000,000
Toronto Dominion Bank, New York
0.226%, 07/24/14 (a)	4,000	4,000,000
0.250%, 08/12/14	5,000	5,000,000
0.250%, 10/08/14	3,000	3,000,000
Wells Fargo Bank NA(a)
0.170%, 03/12/14	6,000	6,000,000
0.224%, 11/26/14	8,000	8,000,000
0.240%, 02/17/15	4,000	4,000,000
Westpac Banking Corp., New York(a)
0.270%, 04/15/14	5,500	5,500,000
0.226%, 10/08/14	10,000	10,000,000

		249,535,066

TOTAL CERTIFICATES OF DEPOSIT
(Cost $255,535,066)		255,535,066

COMMERCIAL PAPER—36.3%
Asset Backed—7.0%
Fairway Finance Co. LLC
0.150%, 05/01/14 (c)	4,000	3,998,983
0.184%, 07/18/14(a)	5,000	5,000,000
0.188%, 08/06/14(a)	4,000	4,000,000
Old Line Funding LLC(c)
0.230%, 06/09/14	4,000	3,997,444
0.220%, 07/25/14	4,000	3,996,431
Salisbury Receivables Co. LLC(c)
0.190%, 04/22/14	6,000	5,998,353
Victory Receivables Corp.(c)
0.170%, 03/10/14	5,000	4,999,788
0.140%, 04/01/14	10,000	9,998,795

		41,989,794

Banks—29.3%
Australia & New Zealand Banking Ltd.(a)
0.274%, 04/17/14	5,000	5,000,000
Bedford Row Funding Corp.(c)
0.300%, 11/25/14	5,000	4,988,792
BNP Paribas Finance Inc.(c)
0.310%, 03/18/14	6,000	5,999,122
0.321%, 06/10/14	4,000	3,996,409
BNZ International(c)
0.220%, 07/07/14	5,000	4,996,089
BPCE SA(c)
0.282%, 05/01/14	3,000	2,998,551

The accompanying notes are an integral part of these financial statements.

3

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

February 28, 2014

(Unaudited)

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
CAFCO LLC(c)
0.240%, 08/19/14	$5,500	$5,493,730
Caisse Centrale Desjardins Du Quebec(c)
0.220%, 03/05/14	5,000	4,999,878
Collateralized Commercial Paper Co. LLC(c)
0.300%, 03/11/14	9,000	8,999,250
Commonwealth Bank of Australia(a)
0.198%, 03/03/14	5,000	4,999,999
0.263%, 03/28/14	8,000	8,000,372
0.235%, 11/20/14	1,450	1,450,000
CPPIB Capital Inc(c)
0.301%, 02/09/15	3,200	3,190,800
Credit Suisse, New York(c)
0.180%, 04/24/14	4,000	3,998,920
HSBC Bank PLC(a)
0.256%, 09/09/14	3,000	3,000,000
0.256%, 09/11/14	3,000	3,000,000
0.244%, 11/19/14	5,000	5,000,000
ING US Funding LLC(c)
0.200%, 03/03/14	5,000	4,999,944
0.225%, 03/13/14	6,000	5,999,550
Mizuho Funding LLC(c)
0.225%, 05/06/14	5,000	4,997,938
Natexis Banques Populaires(c)
0.100%, 03/04/14	7,000	6,999,942
Nordea Bank AB(c)
0.200%, 06/09/14	6,000	5,996,667
0.240%, 08/12/14	5,000	4,994,533
0.215%, 08/26/14	4,250	4,245,482
NRW Bank(c)
0.130%, 03/24/14	9,000	8,999,252
Scaldis Capital LLC(c)
0.200%, 05/19/14	5,000	4,997,806
Skandinaviska Enskilda Banken AB, New York(c)
0.275%, 04/09/14	9,000	8,997,319
0.275%, 05/07/14	7,000	6,996,417
Societe Generale North America Inc.(c)
0.250%, 03/03/14	8,000	7,999,889
Starbird Funding Corp.(c)
0.060%, 03/03/14	8,000	7,999,973
Westpac Banking Corp.
0.247%, 04/24/14(a)	5,000	5,000,050
0.224%, 10/30/14(a)	4,000	4,000,000
0.300%, 01/02/15(c)	2,000	1,994,883

		175,331,557

TOTAL COMMERCIAL PAPER (Cost $217,321,351)		217,321,351

	Par (000)	Value
MUNICIPAL BONDS—8.4%
California—1.1%
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac)(a)(d) 0.030%, 03/05/14	$2,900	$2,900,000
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae)(a)(d) 0.030%, 03/06/14	3,800	3,800,000

		6,700,000

Connecticut—0.9%
Connecticut State, Health & Educational Facilities Authority Revenue, New Haven Hospital, Series K-2, RB (LOC: JPMorgan Chase Bank)(a)(d) 0.030%, 03/05/14	5,055	5,055,000

New Jersey—0.8%
New Jersey State, Housing & Mortgage Financial Agency Revenue, Variable Amount Single Family Housing, Series V(a)(d) 0.030%, 03/06/14	5,000	5,000,000

New York—4.3%
New York City, Housing Development Corp., Multifamily Rent Housing Revenue, Series A, RB (LOC: Fannie Mae)(a)(d) 0.040%, 03/05/14	6,000	6,000,000
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank)(a)(d) 0.020%, 03/06/14	4,335	4,335,000
New York State Dormitory Authority, City University, Series D, RB (LOC: TD Bank NA)(a)(d) 0.030%, 03/06/14	4,950	4,950,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac)(a)(d) 0.040%, 03/05/14	5,200	5,200,000
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA)(a)(d) 0.100%, 03/05/14	5,000	5,000,000

		25,485,000

The accompanying notes are an integral part of these financial statements.

4

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Concluded)

February 28, 2014

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
Tennessee—1.3%
Eclipse Funding Trust, Various 2007-0005-Solar Eclipse-Blount, RB (LOC: U.S. Bank NA)(a)(d) 0.030%, 03/06/14	$8,000	$8,000,000

TOTAL MUNICIPAL BONDS (Cost $50,240,000)		50,240,000

VARIABLE RATE OBLIGATIONS—0.8%
Banks—0.8%
Svenska Handelsbanken AB(a) 0.264%, 08/15/14	4,900	4,900,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $4,900,000)		4,900,000

AGENCY OBLIGATIONS—1.0%
Fannie Mae
0.124%, 02/27/15 (a)	6,000	5,998,500

TOTAL AGENCY OBLIGATIONS (Cost $5,998,500)		5,998,500

U.S. TREASURY OBLIGATIONS—5.9%
U.S. Treasury Bill
0.075%, 08/21/14(c)	8,000	7,997,117
0.085%, 08/21/14(c)	8,000	7,996,732
0.118%, 01/08/15(c)	3,190	3,186,733
U.S. Treasury Notes
0.250%, 10/31/14	8,000	8,006,210
2.375%, 10/31/14	8,000	8,118,039

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,304,831)		35,304,831

REPURCHASE AGREEMENTS—5.0%
Deutsche Bank Securities Inc. (Tri-Party Agreement dated 02/28/14 to be repurchased at $15,000,062, collateralized by $15,448,000 par value, various U.S. Government Sponsored Agency Obligations, 0.000%-2.000%, due 08/18/2015-10/24/2022, Fair Value of the collateral is $15,302,838) 0.050%, 03/03/14	15,000	15,000,000
Morgan Stanley & Co. LLC (Tri-Party Agreement dated 02/28/14 to be repurchased at $15,000,075, collateralized by $19,830,560 par value, various U.S. Government Sponsored Agency Obligations, 0.000%-6.193%, due 06/01/2027-10/01/2043, Fair Value of the collateral is $15,455,121) 0.060%, 03/03/14	15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,000,000)		30,000,000

Value
TOTAL INVESTMENTS AT VALUE—100.0%
(Cost $599,299,748)*	$599,299,748

OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%	117,233

NET ASSETS (APPLICABLE TO 598,931,356 BEDFORD SHARES AND 481,200 SANSOM STREET SHARES )—100.0%	$599,416,981

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)	Variable Rate Security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate disclosed represents the discount rate at the time of purchase.

(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond

The accompanying notes are an integral part of these financial statements.

5

THE RBB FUND, INC.

Money Market Portfolio

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

ASSETS
Investments, at value (Cost $ 569,299,748)	$569,299,748
Repurchase agreements, at value (Cost $30,000,000)	30,000,000
Cash	550
Receivables
Interest receivable	169,462
Prepaid expenses and other assets	40,890

Total assets	599,510,650

LIABILITIES
Payables
Investment advisory and administration fees	30,134
Printing fees	12,209
Professional fees	11,855
Transfer agent fees	11,633
Distribution fees (Bedford Class)	9,241
Custodian fees	8,707
Regulatory administration fees	5,922
Other accrued expenses and liabilities	3,968

Total liabilities	93,669

Net Assets	$599,416,981

NET ASSETS CONSIST OF
Par Value	$599,413
Paid-in Capital	598,813,119
Accumulated net realized gain from investments	4,449

Net Assets	$599,416,981

BEDFORD CLASS
Net assets	$598,935,802

Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized)	598,931,356

Net asset value, offering and redemption price per share	$1.00

SANSOM STREET CLASS
Net assets	$481,179

Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized)	481,200

Net asset value, offering and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

6

THE RBB FUND, INC.

Money Market Portfolio

Statement of Operations

For the Six Months Ended February 28, 2014

(Unaudited)

Investment Income
Interest	$655,521

Total investment income	655,521

Expenses
Distribution fees (Bedford Class)(1)	2,108,578
Investment advisory and administration fees	1,322,290
Custodian fees	73,485
Professional fees	39,895
Regulatory administration fees	25,849
Transfer agent fees	23,534
Directors’ and officers’ fees	21,294
Registration and filing fees	17,100
Printing and shareholder reporting fees	14,540
Insurance fees	12,010
Other expenses	7,242

Total expenses before waivers	3,665,817
Less: Advisory and administration waivers	(1,013,761)
Less: Distribution fee waivers (Bedford Class)(1)	(2,043,699)

Net expenses after waivers	608,357

Net investment income	47,164

Net realized gain from investments	8,035

Net increase in net assets resulting from operations	$55,199

(1)	See Note 2 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

7

THE RBB FUND, INC.

Money Market Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase in net assets:
From operations:
Net investment income	$47,164	$74,478
Net realized gain from investments	8,035	16,418

Net increase in net assets resulting from operations	55,199	90,896

Dividends to shareholders from:
Net investment income:
Bedford Class	(47,083)	(74,298)
Sansom Street Class	(81)	(180)
Net realized gains:
Bedford Class	(14,277)	(16,199)
Sansom Street Class	(24)	(16)

Net decrease in net assets from dividends and distributions to shareholders	(61,465)	(90,693)

Capital transactions (at $1.00 per share):
Proceeds from shares sold:
Bedford Class	177,298,224	457,230,576
Sansom Street Class	689,062	1,025,683
Shares issued on reinvestment of distributions:
Bedford Class	60,974	89,452
Sansom Street Class	87	175
Shares repurchased:
Bedford Class	(233,729,562)	(443,718,982)
Sansom Street Class	(825,487)	(648,367)

Increase/(decrease) in net assets derived from capital transactions	(56,506,702)	13,978,537

Total increase/(decrease) in net assets	(56,512,968)	13,978,740
Net assets:
Beginning of period	655,929,949	641,951,209

End of period	$599,416,981	$655,929,949

Share Transactions:
Shares sold
Bedford Class	177,298,224	457,230,576
Sansom Street Class	689,062	1,025,683
Shares reinvested
Bedford Class	60,974	89,452
Sansom Street Class	87	175
Shares repurchased
Bedford Class	(233,729,562)	(443,718,982)
Sansom Street Class	(825,487)	(648,367)

Total Share Activity	(56,506,702)	13,978,537

The accompanying notes are an integral part of the financial statements.

8

THE RBB FUND, INC.

Money Market Portfolio

Financial Highlights

(For a Share Outstanding Throughout each Period)

	The Bedford Class

	For the Six Months Ended February 28, 2014 (Unaudited)		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.0001		0.0001		0.0003	0.0002	0.0003	0.0074
Net gains (losses) on securities	—	(a)	—	(a)	— (a)	— (a)	— (a)	— (a)

Total net income from investment operations	0.0001		0.0001		0.0003	0.0002	0.0003	0.0074

Less dividends and distributions:
Net investment income	(0.0001)		(0.0001)		(0.0003)	(0.0002)	(0.0003)	(0.0074)
Net realized gains	—	(a)	—	(a)	—	—	—	—

Total dividends and distribution to shareholders	(0.0001)		(0.0001)		(0.0003)	(0.0002)	(0.0003)	(0.0074)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	(b)	0.02%		0.03%	0.02%	0.03%	0.74%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$598,936		$655,312		$641,711	$721,145	$593,570	$545,194
Ratios of expenses to average net assets(c)	0.19%	(d)	0.24%		0.25%	0.27%	0.31%	0.69%
Ratios of net investment income to average net assets	0.01%	(d)	0.01%		0.02%	0.02%	0.02%	0.65%

(a)	Amount is less than $0.00005 per share.

(b)	Not annualized.

(c)	Without the waiver of advisory fees, distribution fees, and/or reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.13% (annualized) for the six months ended February 28, 2014 and 1.15%, 1.15%, 1.12%, 1.18% and 1.24% for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

THE RBB FUND, INC.

Money Market Portfolio

Financial Highlights (Concluded)

(For a Share Outstanding Throughout each Period)

	The Sansom Street Class

	For the Six Months Ended February 28, 2014 (Unaudited)		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.0002		0.0004		0.0004	0.0006	0.0010	0.0121
Net gains (losses) on securities	—	(a)	—	(a)	— (a)	— (a)	— (a)	— (a)

Total net income from investment operations	0.0002		0.0004		0.0004	0.0006	0.0010	0.0121

Less dividends and distributions:
Net investment income	(0.0002)		(0.0004)		(0.0004)	(0.0006)	(0.0010)	(0.0121)
Net realized gains	—	(a)	—	(a)	—	—	—	—

Total dividends and distributions to shareholders	(0.0002)		(0.0004)		(0.0004)	(0.006)	(0.0010)	(0.0121)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.02%	(b)	0.04%		0.05%	0.06%	0.10%	1.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$481		$618		$240	$19,520	$37,708	$32,496
Ratios of expenses to average net assets(c)	0.17%	(d)	0.21%		0.23%	0.23%	0.24%	0.25%
Ratios of net investment income to average net assets	0.03%	(d)	0.04%		0.04%	0.06%	0.09%	0.93%

(a)	Amount is less than $0.00005 per share.

(b)	Not annualized.

(c)	Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.48% (annualized) for the six months ended February 28, 2014 and 0.50%, 0.50%, 0.47%, 0.54% and 0.60% for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

10

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements

February 28, 2014

(Unaudited)

1. Summary of Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Money Market Portfolio (“Portfolio”).

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty-eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Portfolio has issued shares with a par value of $0.001.

SECURITY VALUATION — Securities held in the Portfolio are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value (“NAV”) per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of net assets).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Portfolio’s net assets carried at fair value:

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$599,299,748	$—	$599,299,748	$—

*	Please refer to the Schedule of Investments for further details on portfolio holdings.

Securities held in the Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of

11

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — The Fund records security transactions based on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution fee and service organization fees, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolio.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily, recorded on the ex-dividend date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

FEDERAL INCOME TAXES — No provision is made for federal income taxes. It is the Company’s intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

REPURCHASE AGREEMENTS — Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Portfolio’s custodian or an authorized securities depository. In the event the counterparty defaults and the fair value of the collateral declines, the Portfolio could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRA”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the

12

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolio had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in the Portfolio’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by the Portfolio exceeded the value of the repurchase agreements as of February 28, 2014.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

CASH AND CASH EQUIVALENTS — The Portfolio considers liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Portfolio expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Investment Adviser and Other Services

Pursuant to an Investment Advisory and Administration Agreement, BlackRock Advisors LLC (the “Adviser” or “BALLC”), an indirect wholly owned subsidiary of BlackRock, Inc., serves as investment adviser and administrator for the Portfolio.

BALLC (assignee of BlackRock Institutional Management Corporation) and BNY Mellon Investment Servicing (US) Inc, (“BNY Mellon”), have entered into a delegation agreement on behalf of the Portfolio, wherein BNY Mellon has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BALLC.

For its advisory services, BALLC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio’s average daily net assets:

Annual Rate
0.45% of first $250 million of net assets;
0.40% of next $250 million of net assets; and
0.35% of net assets in excess of $500 million.

The Adviser has contractually agreed to waive fees and/or reimburse expenses for the Portfolio such that total annual Portfolio operating expenses after fee waivers and/or expense reimbursements (excluding certain Portfolio expenses) do not exceed 0.25%. The following expenses are excluded from the contractual limitation: dividend expenses, interest expenses, acquired fund fees and expenses, distribution and service (12b-1) fees and certain other Portfolio expenses. This contractual limitation is in effect through December 31, 2014 and may not be terminated without the approval of the Company’s Board of Directors. The Adviser may terminate this arrangement at any time after December 31, 2014.

13

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2014, advisory fees and waivers were as follows:

Gross Advisory and Administration Fee	Waiver	Net Advisory and Administration Fee
$1,322,290	$(1,013,761)	$308,529

As of February 28, 2014, the Portfolio owed BALLC $30,134 in advisory and administration fees.

For providing regulatory administration services to RBB, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Portfolio’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon provides certain custodian services to the Portfolio and is entitled to receive out of pocket expenses.

BNY Mellon may also voluntarily waive a portion of their fees and/or reimburse expenses.

The Portfolio, on behalf of the Bedford Class of shares of the Portfolio, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Portfolio has entered into a Distribution Agreement with Foreside Funds Distributors LLC (“Foreside Distributors”).

The Plan provides for the Bedford Class to make monthly payments, based on average net assets, to Foreside Distributors of up to 0.65% on an annualized basis. Foreside Distributors may voluntarily waive these fees at its discretion. For the six months ended February 28, 2014, distribution fees retained by Foreside Distributors for the Bedford Class were as follows:

	Gross Distribution Fee	Waiver	Net Distribution Fee
Bedford Class	$2,108,578	$(2,043,699)	$64,879

The Portfolio will not pay BALLC, BNY Mellon or Foreside Distributors at a later time for any amounts waived or assumed.

3. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Portfolio during the six months ended February 28, 2014 was $16,891. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Portfolio or the Company.

4. Federal Income Tax Information

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

The Portfolio has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolio to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolio has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolio is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

14

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Concluded)

February 28, 2014

(Unaudited)

The tax-basis cost of investments equals the book-basis cost of investments of $599,299,748.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2013, the Portfolio had $10,715 of undistributed ordinary income for federal tax purposes.

The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for Federal income tax purposes. Short-term capital gains are reported as ordinary income dividends for Federal income tax purposes.

The tax character of dividends and distributions paid during the last fiscal year was as follows:

Ordinary Income
August 31, 2013	$90,693

Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Portfolio’s first fiscal year-end subject to the Modernization Act was August 31, 2012. As of August 31, 2013, the Portfolio had no capital loss carryforwards.

5. Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

THE RBB FUND, INC.

Money Market Portfolio

Additional Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Bedford	(800) 888-9723
Sansom Street	(800) 430-9618

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

16

Investment Adviser

BlackRock Advisors LLC

100 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

BOGLE INVESTMENT MANAGEMENT

SMALL CAP

GROWTH FUND

of THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2014

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2014

(UNAUDITED)

Fellow Shareholder:

For the most recent semiannual reporting period ended February 28, 2014, the Bogle Investment Management Small Cap Growth Fund (the “Fund”) Investor shares returned +21.34% and the Institutional shares returned +21.36%, both net of fees, outperforming by over three percentage points their benchmark, the unmanaged Russell 2000® Index of small cap stocks, which returned +17.75%. The Fund’s longer term annualized returns since inception are shown in the chart below. The balance of this letter covers the market environment, performance attribution, Fund characteristics, and a discussion of some of the business and investment philosophies at Bogle Investment Management, L.P.

INVESTMENT PERFORMANCE — PERIODS ENDING FEBRUARY 28, 2014

BOGLE FUND VS. RUSSELL 2000® BENCHMARK

All Fund returns are presented net of fees and include the reinvestment of all dividends and other earnings. Multi-year period returns are annualized. Returns shown represent past performance and do not guarantee future results. Current performance may be lower or higher than the returns shown above. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns current to the most recent month-end may be obtained at 1-877-264-5346. The figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s annual operating expenses, as stated in the current prospectus, are 1.39% for the Institutional Class and 1.49% for the Investor Class, prior to fee waivers.

1

Market Environment. U.S. equity markets advanced steadily during most of the recent semiannual period. Both the Fund and its Russell 2000® Index benchmark delivered positive performance in five out of the six months of the period. The only month with negative performance was January 2014. From September 1, 2013 through December 31, 2013, the Fund’s Investor shares had risen +19.05% while the Russell 2000® Index was up +15.66%. Both the Fund and the Russell 2000® Index dropped in January, returning -3.22% and -2.77%, respectively, in a broad market decline that was widely attributed to the Federal Reserve’s tapering of its stimulus program and concerns regarding future growth prospects of U.S. companies’ earnings. Fear quickly subsided in February as the Fund and the Russell 2000® Index strongly rebounded, returning +5.27% and +4.71%, respectively.

For much of the semiannual period, investors tended to favor riskier stocks with higher betas and price volatilities over more stable, lower beta stocks. These preferences were reflected in the small cap Russell 2000® Index outperforming the large cap Russell 1000® Index by over two percentage points (up +17.75% versus +15.67%), and by growth stocks generally outperforming value with Russell 2000® Growth Index advancing +19.20%, compared with the Russell 2000® Value Index returning +16.23%. Market volatility, as measured by the VIX index of implied, expected volatility, remained generally below longer term averages. Likewise, the volatilities of the Fund and Russell 2000® Index, as measured by the variability (standard deviation) of their daily returns, were also below long term averages.

Performance Attribution. For the most recent semiannual reporting period, the Fund’s Investor Class of shares outperformed the benchmark Russell 2000® Index by +3.59%, net of all fees, and the Institutional Class of shares outperformed by +3.61%, net of all fees. The Fund’s outperformance is attributed both to positive stock selection as well as certain Fund exposures that differ from the benchmark. On average the Fund tends to have somewhat greater exposure to stocks that exhibit higher earnings growth prospects, smaller market capitalizations, and higher price volatilities. These tilts reflect the tendency of our models to be particularly effective, on average, among these companies compared with larger, lower growth companies. Further, the more focused business models and more variable financial characteristics that typify these companies cause them to have stronger signals that more readily push them to the most (or least) attractive extremes of our investment models. Recall that our investment process is driven by a proprietary stock selection model that combines insights from longer-term fundamental financial data with non-fundamental, often shorter-term data. This combination can be thought of, conceptually, as the exploitation of investment opportunities created, primarily, by stocks with attractive financial characteristics that are not fully understood, or discounted, by the market as a whole, and secondarily, by opportunistically trading these securities when certain data indicates to us that there is a statistical probability that their current prices will either revert toward, or start to diverge from, their short-term equilibrium price levels. Stocks that our model finds attractive will typically have some or most of the following characteristics when compared to their closest peers: stronger free cash flows, less leverage, more conservative accounting, organic business improvement, less expensive share prices, improving earnings outlooks, and less market controversy. Our non-fundamental models consider recent share price volatility and direction, trading volume, and other market data to determine whether or not a stock is likely to diverge from or regress toward its shorter-term fundamental level. Our fundamental models tend to work best when markets are focused more on discriminating between similar stocks than on broader macroeconomic themes that tend to result in investors moving into or out of groups or portfolios of stocks in unison. During these latter environments we expect our non-fundamental signals to add value by finding both a greater number of opportunities from, and greater likelihood of success with, mispricings caused by structurally- driven trading. Given the relatively stable market environment during the most recent semiannual period, and consistent with model tendencies, our fundamental models contributed the most to our outperformance. The economic sector groups that were most productive for us were financials (stocks with positive contributions were LPL Financial Holdings, LPLA and Interactive Brokers Group, IBKR); and health technology (positive contributors included Santarus, SNTS, and Lannet Company, LCI). As usual, we also suffered our share of losers, notably Multimedia Games Holding Company, MGAM, Renewable Energy Group, REGI, and Orbitz Worldwide, OWW, and while our losses were not concentrated among a group of similar stocks, the consumer services sector had the worst overall performance.

2

Fund Characteristics. As of the end of the most recent semiannual reporting period, the Fund held 208 stocks, with the largest holding representing 1.68% of portfolio assets. As shown in the table to the right, the Fund looks similar to the benchmark across a variety of fundamental risk characteristics. As of February 28, 2014, the Fund’s median market capitalization was slightly larger than the benchmark’s. We attribute this to our holding on to, and trimming only slowly, some of our top performing stocks that have increased in market capitalization faster than the benchmark. Compared to the Russell 2000® Index, the Fund continued to have, at the median, a small positive exposure toward companies with modestly higher expected long-term earnings growth rates and a below-benchmark allocation to slower growing stocks (14% of Fund assets were invested in stocks with expected earnings growth less than 9% per year, while the benchmark allocation was 21%). As mentioned above, we believe this modest growth bias provides a long-term benefit to investment performance. Finally, the Fund’s median price-to-sales ratio was below benchmark, reflecting the influence of our relative valuation model.

The Fund’s annualized active volatility (the variability of the daily differences between Fund and benchmark performance, also called “tracking error”) was 5.3% during the most recent semiannual reporting period,

FUNDAMENTAL CHARACTERISTICS FEBRUARY 28, 2014
Median	Fund	Russell 2000®
Market Cap. ($mil.)	$2,055	$1,624
Price/Historical Earnings	22.4x	23.0x
Price/Forward Earnings	18.1x	19.0x
Price/Sales	1.7x	2.4x
Median characteristics refer to the Fund’s holdings, not the Fund itself.

RISK STATISTICS* SEMI ANNUAL PERIOD
Measurement	BOGLX**	Russell 2000®
Standard Deviation	16.7%	14.6%
Active Volatility	5.3%
Beta with Russell 2000®	1.09

* Risk statistics apply to the Fund and benchmark. Standard deviation is a statistical measure of the range of performance. Active volatility is the standard deviation of the difference between the Fund and benchmark performance. Beta is a measure of a portfolio’s sensitivity to market movement.

** The Bogle Small Cap Growth Fund Investor Shares.

below the Fund’s long-term average of 6.4%. The lower number indicates that the value we added during the semiannual period over the benchmark was steadier than normal. The Fund’s beta with the Russell 2000® Index, at approximately 1.09, was stable during the period.

Progress at Bogle Investment Management, L.P. At the end of February 2014, assets in the Fund were $237.6 million. This 34% increase from the end of the Fund’s fiscal year, August 31, 2013, is due to investment performance as well as existing and new investors demonstrating their confidence and trust in us by adding to their, or making initial, investments. As gratifying as this growth is, and while we have capacity to manage, under our current investment process and market liquidity, an additional approximately $200 million, we continue to be content with the approach to growth that we have always had- that the Fund be “bought and not sold.” In other words, do no advertising, provide to thoughtful investors information about our firm and our investment process and philosophies, and let them decide whether it is a good fit in their portfolios.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The net asset values of the Fund are updated daily while Fund characteristics and other information are updated quarterly.

As always, please let us know if there is any way we can improve your investment experience with us.

Respectfully,

Bogle Investment Management, L.P.

Advisor Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

The Fund’s investment adviser, Bogle Investment Management, L.P., has contractually agreed to waive management fees and reimburse expenses through December 31, 2014 to the extent that total annual Fund operating expenses exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. The Adviser, in its discretion, has the right to extend this waiver.

3

The Russell 2000® Index is an index of stocks 1001 through 3000 in the Russell 3000® Index as ranked by total market capitalization. A direct investment in the index is not possible. The Russell ® Indexes are a trademark of the Frank Russell Company (“FRC”). FRC is the owner of the copyrights relating to the Russell Indexes and is the source of the Performance Values for the Russell Indexes.

Investing in small companies can involve more volatility, less liquidity and less available information than investing in large companies.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2013 through February 28, 2014, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	INSTITUTIONAL CLASS
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2013	ENDING ACCOUNT VALUE FEBRUARY 28, 2014	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$1,213.60	$6.86
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26

	INVESTOR CLASS
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2013	ENDING ACCOUNT VALUE FEBRUARY 28, 2014	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$1,213.40	$7.41
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total investment return for each class of 21.36% for the Institutional Class and 21.34% for the Investor Class.

5

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 28, 2014

(UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

SECURITY TYPE & SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE

COMMON STOCKS:
Consumer Growth	22.7%	$53,861,271
Financial	19.7	46,752,770
Consumer Cyclical	13.7	32,556,448
Technology	12.1	28,753,703
Industrial	9.7	22,919,103
Energy	9.4	22,423,969
Communications	9.0	21,309,285
Basic Industry	2.6	6,255,067
Utility	0.0	74,830
SHORT-TERM INVESTMENTS	1.0	2,474,454
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	213,128

NET ASSETS	100.0%	$237,594,028

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE

COMMON STOCKS—98.9%
BASIC INDUSTRY—2.6%
Aceto Corp.	1,031	$18,857
Ferro Corp. *	127,154	1,668,260
Gerdau SA, SP ADR	241,311	1,508,194
Neenah Paper, Inc.	8,683	435,973
Steel Dynamics, Inc.	35,388	617,167
Ternium SA, SP ADR	55,061	1,630,907
United States Lime & Minerals, Inc.	107	6,056
Xerium Technologies, Inc. *	23,470	369,653

		6,255,067

COMMUNICATIONS—9.0%
Alcatel-Lucent, ADR	415,908	1,780,086
Autobytel, Inc. *	28,879	455,133
Bitauto Holdings Ltd., ADR *	76,378	3,055,120
Brightcove, Inc. *	727	7,052
Calix Inc *	14,188	112,795
Clicksoftware Technologies Ltd.	503	5,030
Comverse, Inc. *	10,245	354,579
Cumulus Media, Inc., Class A *	6,664	43,716
Earthlink Holdings Corp	40,518	158,831
Entravision Communications Corp., Class A	57,502	381,238
Inteliquent, Inc.	176,271	2,460,743
IntraLinks Holdings, Inc. *	43,181	501,331
Lee Enterprises, Inc. *	50,788	261,050
Liberty Ventures *	14,749	2,101,880
Lionbridge Technologies, Inc. *	4,616	33,051
MDC Partners, Inc.	11,379	255,914
Radio One, Inc., Class D *	7,145	35,511
SouFun Holdings Ltd., ADR	24,900	1,961,622
Ubiquiti Networks, Inc. *	51,309	2,535,178
United Online Inc *	7,452	83,537
Valuevision Media, Inc., Class A *	1,586	8,866
YY, Inc., ADR *	34,568	2,602,625
Zhone Technologies, Inc. *	34	132
Zynga, Inc., Class A *	417,839	2,114,265

		21,309,285

CONSUMER CYCLICAL—13.7%
Buffalo Wild Wings, Inc. *	15,068	2,184,860
Burlington Stores, Inc. *	12,019	327,518
Citi Trends, Inc. *	4,615	75,686
Core-Mark Holding Co., Inc.	24,273	1,898,149
Delta Air Lines, Inc.	49,990	1,660,168
Foot Locker, Inc.	44,700	1,864,437
Gentherm, Inc. *	2,500	70,700

	NUMBER OF SHARES	VALUE

CONSUMER CYCLICAL—(CONTINUED)
Goodyear Tire & Rubber Co., (The)	81,250	$2,183,187
Haverty Furniture Co., Inc.	45,333	1,321,457
Jetblue Airways Corp. *	218,782	1,931,845
Kimball International, Inc., Class B	32,599	611,883
Kona Grill, Inc. *	1,100	21,230
Motorcar Parts of America, Inc. *	1,922	47,339
Nu Skin Enterprises, Inc., Class A	24,918	2,081,151
Oshkosh Truck Corp.	20,055	1,159,781
Pantry, Inc., (The) *	7,331	110,551
Republic Airways Holdings, Inc. *	136,671	1,309,308
Rite Aid Corp *	355,519	2,342,870
Ruth’s Hospitality Group, Inc.	3,234	39,972
ScanSource, Inc. *	50,532	1,983,886
Sony Corp., ADR	100,755	1,768,250
Tenneco, Inc. *	32,083	1,932,680
TiVo, Inc. *	150,868	2,036,718
Tower International, Inc. *	45,565	1,170,109
UniFirst Corp.	3,211	352,215
Universal Electronics, Inc. *	6,687	279,450
Wendy’s Co. (The)	186,957	1,791,048

		32,556,448

CONSUMER GROWTH—22.7%
Addus HomeCare Corp. *	48,741	1,401,791
Affymetrix, Inc. *	71,934	555,330
Align Technology, Inc. *	31,178	1,631,545
Alliance HealthCare Services, Inc. *	7,117	214,506
Andersons, Inc., (The)	34,002	1,864,670
Anika Therapeutics, Inc. *	16,684	656,849
ARC Document Solutions, Inc. *	5,906	46,598
Barrett Business Services, Inc.	13,809	966,630
BioTelemetry, Inc. *	9,559	107,443
Capella Education Co.	8,608	572,260
Charles River Laboratories International, Inc. *	32,184	1,912,051
China Distance Education Holdings, Ltd.	3,499	84,921
CoreLogic, Inc. *	31,642	1,031,529
Corvel Corp. *	11,264	518,257
Cross Country Healthcare, Inc. *	41,073	427,159
Enzon Pharmaceuticals, Inc.	67,546	64,844
Euronet Worldwide, Inc. *	42,651	1,631,827
Farmer Bros. Co. *	1,506	31,746

The accompanying notes are an integral part of the financial statements.

7

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE

CONSUMER GROWTH—(CONTINUED)
Global Cash Access Holdings, Inc. *	176,386	$1,481,642
HealthSouth Corp.	57,586	1,881,910
Huron Consulting Group, Inc. *	29,653	1,962,139
ICON PLC *	44,729	2,095,106
Idera Pharmaceuticals, Inc. *	55,198	319,596
Impax Laboratories, Inc. *	45,466	1,171,659
Information Services Group, Inc. *	30,432	159,159
Insys Therapeutics, Inc. *	14,772	993,860
Lannett Co., Inc. *	57,849	2,481,144
Liberator Medical Holdings, Inc.	40,675	183,038
Live Nation Entertainment, Inc. *	89,859	2,038,901
Magellan Health Services, Inc. *	29,075	1,777,645
Mannatech, Inc. *	1,042	17,922
Manpowergroup, Inc.	25,350	1,981,356
MoneyGram International, Inc. *	26,264	499,804
Natus Medical, Inc. *	33,876	850,288
Navigant Consulting, Inc. *	64,321	1,121,115
NuVasive, Inc. *	31,671	1,163,909
Pacific Biosciences of California, Inc. *	579	3,856
Pilgrim’s Pride Corp. *	120,183	2,106,808
Repligen Corp. *	27,980	418,861
Sagent Pharmaceuticals, Inc. *	12,797	270,785
Sanderson Farms, Inc.	25,407	1,952,274
SEI Investments Co.	53,896	1,809,289
Spartan Stores, Inc.	17,381	392,637
TAL Education Group, ADR *	84,181	1,996,773
Taro Pharmaceutical Industries, Ltd. *	893	99,668
United Therapeutics Corp. *	23,385	2,371,707
Vanda Pharmaceuticals, Inc. *	142,546	2,156,721
Vascular Solutions, Inc. *	10,489	272,924
WuXi PharmaTech Cayman, Inc., ADR *	71,609	2,754,082
Zalicus, Inc. *	67,641	102,138
Zeltiq Aesthetics, Inc. *	65,961	1,252,599

		53,861,271

ENERGY—9.4%
Clayton Williams Energy, Inc. *	2,850	276,450
Comstock Resources, Inc.	105,986	2,094,283
Crosstex Energy, Inc.	33,366	1,389,027
Dril-Quip, Inc. *	14,670	1,577,905
Gran Tierra Energy, Inc. *	222,999	1,581,063

	NUMBER OF SHARES	VALUE

ENERGY—(CONTINUED)
Green Plains Renewable Energy, Inc.	115,614	$3,055,678
Matador Resources Co. *	94,997	2,304,627
Matrix Service Co. *	59,692	1,932,230
MRC Global, Inc. *	63,173	1,624,810
Murphy USA, Inc. *	33,396	1,354,542
Pattern Energy Group, Inc.	6,064	166,154
Pioneer Energy Services Corp. *	76,023	866,662
Renewable Energy Group, Inc. *	105,936	1,236,273
REX American Resources Corp. *	15,329	730,887
SM Energy Co.	22,230	1,639,463
Tesco Corp. *	27,458	520,878
Warren Resources, Inc. *	16,487	73,037

		22,423,969

FINANCIAL—19.7%
AerCap Holdings N.V. *	92,766	3,988,938
Allied World Assurance Co. Holdings AG	19,270	1,921,604
Aspen Insurance Holdings Ltd.	50,199	1,885,474
Assurant, Inc.	28,982	1,902,089
Assured Guaranty Ltd.	91,708	2,251,431
Axis Capital Holdings Ltd.	42,778	1,880,949
Banco Bradesco SA, ADR	133,611	1,569,929
Calamos Asset Management, Inc., Class A	75,801	904,306
E-House China Holdings Ltd., ADR	165,459	2,071,547
Evercore Partners, Inc., Class A	12,934	719,648
FBR & Co. *	8,914	231,764
Federated National Holding Co.	1,259	19,993
First NBC Bank Holding Co. *	1,500	50,055
Genworth Financial, Inc., Class A *	178,518	2,774,170
Greenlight Capital Re Ltd., Class A *	12,936	406,837
HFF, Inc., Class A	65,784	2,098,510
Hilltop Holdings, Inc. *	75,694	1,855,260
Interactive Brokers Group, Inc., Class A	95,697	2,128,301
Investment Technology Group, Inc. *	133,289	2,303,234
JGWPT Holdings, Inc., Class A *	20,275	387,658
Legg Mason, Inc.	43,100	1,980,876
LPL Financial Holdings, Inc.	38,939	2,090,246
Manning & Napier, Inc.	2,290	33,640

The accompanying notes are an integral part of the financial statements.

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SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 28, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE

FINANCIAL—(CONTINUED)
Navigators Group, Inc., (The) *	28,098	$1,703,301
PartnerRe Ltd.	18,700	1,849,056
Reinsurance Group of America, Inc.	24,149	1,859,232
Symetra Financial Corp.	98,776	1,945,887
Universal Insurance Holdings, Inc.	62,686	837,485
Waddell & Reed Financial, Inc., Class A	26,530	1,849,141
WSFS Financial Corp.	17,565	1,252,209

		46,752,770

INDUSTRIAL—9.7%
AECOM Technology, Corp. *	59,517	1,900,973
AEP Industries, Inc. *	3,248	138,430
AMERCO, Inc.	7,946	1,850,941
American Science & Engineering, Inc.	1,796	118,087
Argan, Inc.	8,031	229,606
Arkansas Best Corp.	18,997	631,840
Broadwind Energy, Inc. *	32,966	318,122
Caesarstone Sdot-Yam Ltd.	48,976	2,895,461
Canadian Solar, Inc. *	55,181	2,308,773
Casella Waste Systems, Inc., Class A *	1,554	8,329
CIRCOR International, Inc.	23,691	1,695,328
Comfort Systems USA, Inc.	93,568	1,537,322
Drew Industries, Inc.	1,200	59,088
Fuel-Tech N.V. *	11,173	71,395
Graphic Packaging Holding Co. *	22,700	232,448
Griffon Corp.	54,549	676,408
Methode Electronics, Inc.	49,712	1,685,237
Mueller Water Products, Inc., Class A	216,044	2,084,825
Navios Maritime Holdings, Inc.	8,625	82,714
NN, Inc.	35,217	679,336
Orion Energy Systems, Inc. *	22,446	124,126
PGT, Inc. *	12,233	141,780
Spirit Aerosystems Holdings, Inc., Class A *	66,314	1,911,833
Star Bulk Carriers Corp. *	29,603	365,597
Trex Co, Inc. *	14,361	1,123,317
Universal Forest Products, Inc.	624	34,776
US Concrete, Inc. *	478	13,011

		22,919,103

	NUMBER OF SHARES	VALUE

TECHNOLOGY—12.1%
Aspen Technology, Inc. *	51,066	$2,397,549
Brocade Communications Systems, Inc. *	277,310	2,653,857
Callidus Software, Inc. *	39,421	486,061
Cascade Microtech, Inc. *	2,734	24,333
Cimatron, Ltd. *	24,014	233,176
Dot Hill Systems Corp. *	6,358	33,888
Electronics for Imaging, Inc. *	3,800	169,480
Himax Technologies, Inc., ADR	253,843	3,505,572
iGATE Corp. *	52,857	1,789,209
Intersil Corp., Class A	131,012	1,666,473
Lattice Semiconductor Corp. *	123,365	933,873
Manhattan Associates, Inc. *	78,800	2,985,732
Marvell Technology Group, Ltd.	122,951	1,879,921
MaxLinear, Inc., Class A *	20,715	193,685
MedAssets, Inc. *	42,598	1,034,705
MicroStrategy, Inc., Class A *	137	17,691
Omnicell, Inc. *	71,051	2,044,848
Pegasystems, Inc.	39,861	1,659,413
Pixelworks, Inc. *	28,624	142,548
Silicon Image, Inc. *	205,581	1,243,765
Take-Two Interactive Software, Inc. *	106,189	2,099,357
Ultra Clean Holdings *	28,511	375,205
Unisys Corp. *	34,581	1,183,362

		28,753,703

UTILITY—0.0%
Pampa Energia SA, SP ADR *	15,334	74,830

TOTAL COMMON STOCKS (Cost $191,522,864)		234,906,446

SHORT-TERM INVESTMENTS—1.0%
BofA Cash Reserves Fund	2,474,454	2,474,454

TOTAL SHORT-TERM INVESTMENTS (Cost $2,474,454)		2,474,454

TOTAL INVESTMENTS—99.9% (Cost $193,997,318)		237,380,900

OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		213,128

NET ASSETS—100.0%		$237,594,028

* Non-income producing.

ADR—American Depositary Receipt.

SP ADR—Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2014

(UNAUDITED)

ASSETS
Investments, at value (cost $193,997,318)	$237,380,900
Receivables for:
Investments sold	5,827,377
Capital shares sold	437,700
Dividends and interest	122,549
Prepaid expenses and other assets	29,330

Total assets	243,797,856

LIABILITIES
Payables for:
Investments purchased	5,642,225
Capital shares redeemed	301,733
Investment advisory fees and shareholder servicing fees	172,719
Other accrued expenses and liabilities	87,151

Total liabilities	6,203,828

Net assets	$237,594,028

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$6,699
Paid-in capital	190,130,617
Accumulated net investment loss	(727,956)
Accumulated net realized gain from investments	4,801,086
Net unrealized appreciation on investments	43,383,582

Net assets	$237,594,028

INSTITUTIONAL CLASS
Net assets	$133,040,853

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,724,803

Net asset value, offering and redemption price per share	$35.72

INVESTOR CLASS
Net assets	$104,553,175

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,974,465

Net asset value, offering and redemption price per share	$35.15

The accompanying notes are an integral part of the financial statements.

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SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014

(UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $6,383)	$580,081

Total investment income	580,081

EXPENSES
Advisory fees	1,011,305
Administration and accounting fees	142,349
Transfer agent fees	84,414
Shareholder servicing fees (Investor Class)	43,906
Custodian fees	29,526
Professional fees	27,750
Registration and filing fees	16,623
Directors’ and officers’ fees	13,152
Printing and shareholder reporting fees	7,143
Insurance fees	4,822
Other expenses	2,850

Total expenses before waivers	1,383,840
Less: waivers	(75,803)

Net expenses after waivers	1,308,037

Net investment loss	(727,956)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	15,708,651
Net change in unrealized appreciation on investments	23,751,846

Net realized and unrealized gain from investments	39,460,497

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,732,541

The accompanying notes are an integral part of the financial statements.

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SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2013
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(727,956)	$444,946
Net realized gain from investments	15,708,651	27,538,811
Net change in unrealized appreciation on investments	23,751,846	12,575,436

Net increase in net assets resulting from operations	38,732,541	40,559,193

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Institutional Class	(211,233)	–
Investor Class	(92,940)	–

Net decrease in net assets from distributions to shareholders	(304,173)	–

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	25,860,676	42,247,780
Reinvestment of distributions	205,141	–
Distributions for shares redeemed	(13,439,283)	(12,679,166)

Total Institutional Class	12,626,534	29,568,614
Investor Class
Proceeds from shares sold	15,910,431	11,489,567
Reinvestment of distributions	87,770	–
Distributions for shares redeemed	(5,940,979)	(11,672,816)

Total Investor Class	10,057,222	(183,249)

Net increase in net assets from capital share transactions	22,683,756	29,385,365

Total increase in net assets	61,112,124	69,944,558
NET ASSETS
Beginning of period	176,481,904	106,537,346

End of period	$237,594,028	$176,481,904

Undistributed accumulated net investment income/(loss), end of period	$(727,956)	$304,173

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)

	SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2013
INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Institutional Class
Shares sold	768,185	1,605,385
Shares reinvested	6,207	–
Shares redeemed	(403,669)	(481,557)

Total Institutional Class	370,723	1,123,828

Investor Class
Shares sold	481,277	432,705
Shares reinvested	2,698	–
Shares redeemed	(184,400)	(465,512)

Total Investor Class	299,575	(32,807)

Total increase in shares outstanding derived from share transactions	670,298	1,091,021

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INSTITUTIONAL CLASS
	FOR THE SIX MONTHS ENDED 2/28/14 (UNAUDITED)		FOR THE YEAR ENDED 8/31/13	FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10	FOR THE YEAR ENDED 8/31/09
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$29.49		$21.76	$19.38	$14.81	$14.03	$17.35

Net investment gain/(loss)*	(0.11)		0.10	(0.04)	(0.10)	(0.07)	(0.05)
Net realized and unrealized gain/(loss) from investments	6.40		7.63	2.42	4.67	0.85	(3.27)

Net increase/(decrease) in net assets resulting from operations	6.29		7.73	2.38	4.57	0.78	(3.32)

Dividends and distributions to shareholders from:
Net investment income	(0.06)		—	—	—	—	—

Total dividends and distributions to shareholders	(0.06)		—	—	—	—	—

Net asset value, end of period	$35.72		$29.49	$21.76	$19.38	$14.81	$14.03

Total investment return(1)	21.36	%(3)	35.52%	12.28%	30.86%	5.56%	(19.08)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$133,041		$98,898	$48,526	$38,274	$31,714	$35,571
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(2)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements	1.32	%(2)	1.39%	1.51%	1.44%	1.51%	1.57%
Ratio of net investment gain/(loss) to average net assets	(0.68	)%(2)	0.37%	(0.21)%	(0.48)%	(0.48)%	(0.44)%
Portfolio turnover rate	85.08	%(3)	237.59%	288.88%	302.71%	196.03%	159.14%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of the financial statements.

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SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INVESTOR CLASS
	FOR THE SIX MONTHS ENDED 2/28/14 (UNAUDITED)		FOR THE YEAR ENDED 8/31/13	FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10	FOR THE YEAR ENDED 8/31/09
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$29.00		$21.42	$19.10	$14.61	$13.86	$17.14

Net investment gain/(loss)*	(0.13)		0.07	(0.07)	(0.12)	(0.09)	(0.06)
Net realized and unrealized gain/(loss) from investments	6.31		7.51	2.39	4.61	0.84	(3.22)

Net increase/(decrease) in net assets resulting from operations	6.18		7.58	2.32	4.49	0.75	(3.28)

Dividends and distributions to shareholders from:
Net investment income	(0.03)		—	—	—	—	—

Total dividends and distributions to shareholders	(0.03)		—	—	—	—	—

Net asset value, end of period	$35.15		$29.00	$21.42	$19.10	$14.61	$13.86

Total investment return(1)	21.34	%(3)	35.39%	12.15%	30.73%	5.41%	(19.14)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$104,553		$77,584	$58,011	$74,155	$48,446	$53,379
Ratio of expenses to average net assets with waivers and reimbursements	1.35	%(2)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and reimbursements	1.42	%(2)	1.49%	1.60%	1.54%	1.62%	1.67%
Ratio of net investment gain/(loss) to average net assets	(0.78	)%(2)	0.27%	(0.36)%	(0.58)%	(0.58)%	(0.56)%
Portfolio turnover rate	85.08	%(3)	237.59%	288.88%	302.71%	196.03%	159.14%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of the financial statements.

15

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999. As of February 28, 2014, the Fund offers two classes of shares, Institutional Class and Investor Class.

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty-eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TOTAL INVESTMENTS*	$237,380,900	$237,380,900	$ —	$ —

*	See Portfolio of Investments for detail on portfolio holdings.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	INVESTMENT ADVISER AND OTHER SERVICES

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Company’s Board. The Adviser may discontinue these arrangements at any time after December 31, 2014.

The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six months ended February 28, 2014, investment advisory fees and waivers of the Fund were as follows:

GROSS ADVISORY FEES	WAIVERS	NET ADVISORY FEES
$1,011,305	$63,162	$948,143

The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

In addition to serving as the Fund’s investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund’s Investor Class.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon has voluntarily agreed to waive a portion of its administration and accounting fees for the Fund. For the six months ended February 28, 2014, administration and accounting fees and waivers of the Fund were as follows:

GROSS ADMINISTRATION AND ACCOUNTING FEES	WAIVERS	NET ADMINISTRATION AND ACCOUNTING FEES
$142,349	$12,641	$129,708

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BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon’s affiliates at a later time for any amounts waived or any amounts assumed.

3.	DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out-of-pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2014 was $7,575. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4.	INVESTMENT IN SECURITIES

For the six months ended February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

INVESTMENT SECURITIES
PURCHASES	SALES
$192,951,430	$172,442,083

5.	FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2014, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$193,997,318	$45,971,137	$(2,587,555)	$43,383,582

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net

19

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(UNAUDITED)

assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

CAPITAL LOSS CARRYFORWARD	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED APPRECIATION
$(10,532,621)	$304,173	$—	$19,256,792

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2013, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2013.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was August 31, 2012.

As of August 31, 2013, the Fund had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

AUGUST 31, 2017	AUGUST 31, 2018	TOTAL
$—	$10,532,621	$10,532,621

As of August 31, 2013, the Fund did not have any post-enactment capital loss carryforwards.

6.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

21

Investment Adviser

Bogle Investment Management, L.P.

2310 Washington Street

Suite 310

Newton Lower Falls, MA 02462

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

FREE MARKET U.S. EQUITY FUND

FREE MARKET INTERNATIONAL EQUITY FUND

FREE MARKET FIXED INCOME FUND

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

February 28, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

Semi-Annual Investment Adviser’s Report

February 28, 2014

(Unaudited)

Dear Shareholder,

The Free Market Funds (the “Funds”) have continued to gain assets and have well surpassed the $4 billion mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months, investors who remained invested and diversified have continued to experience the gains from the upward rally (despite a few bumps along the way). Global equity markets over the six-month period ended February 28, 2014 have risen 13.81% as measured by the MSCI All Country World Index. Furthermore, U.S. stocks also performed well at 15.07%, as measured by the S&P 500 Index, outpacing international markets slightly over the same period. The Barclays Capital US Government/Credit Intermediate Bond Index was also in the positive with a return of 2.10% for the last six months.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment Strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

Sound economic and financial research has documented that, over the long term, small cap stocks have outperformed large cap stocks, and value stocks have outperformed growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Matson Money’s vehicles deliberately target specific risk and return trade-offs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Daniel J List

Chief Compliance Officer and Vice President

Matson Money, Inc.

1

FREE MARKET FUNDS

Performance Data

(Unaudited)

                                         Free Market U.S. Equity Fund

Total Returns for the Period Ended February 28, 2014
	Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market U.S. Equity Fund	16.14%	29.57%	14.39%	27.46%	10.00%
Russell 2500® Index	17.96%	29.97%	14.94%	27.63%	9.37%
Composite Index***	15.73%	26.78%	13.88%	24.55%	7.13%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.94% (included in the ratio is 0.32% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $16.47 per share on February 28, 2014.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

                                         Free Market International Equity Fund

Total Returns for the Period Ended February 28, 2014
	Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market International Equity Fund	17.63%	20.99%	5.54%	20.72%	3.38%
MSCI World (excluding U.S.) Index	14.37%	17.91%	5.72%	17.47%	0.46%
Composite Index***	14.51%	15.21%	5.35%	19.21%	0.97%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.18% (included in the ratio is 0.53% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.66 per share on February 28, 2014.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

2

FREE MARKET FUNDS

Performance Data

(Unaudited)

                                         Free Market Fixed Income Fund

Total Returns for the Period Ended February 28, 2014
	Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market Fixed Income Fund	0.89%	-0.76%	1.36%	1.82%	2.02%
Citigroup World Govt. Bond 1-5 Year Currency	1.14%	1.04%	1.92%	1.93%	2.66%
Composite Index***	1.34%	0.20%	2.01%	2.60%	2.89%

*	Not annualized.
**	Annualized — The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.81% (included in the ratio is 0.19% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.27 per share on February 28, 2014.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund expenses.

3

FREE MARKET FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2013 through February 28, 2014, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Free Market U.S. Equity Fund
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,161.40	$3.22
Hypothetical (5% return before expenses)	1,000.00	1,021.82	3.01

	Free Market International Equity Fund
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,176.30	$3.35
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11

4

FREE MARKET FUNDS

Fund Expense Examples (Concluded)

(Unaudited)

	Free Market Fixed Income Fund
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,008.90	$2.99
Hypothetical (5% return before expenses)	1,000.00	1,021.82	3.01

*	Expenses are equal to an annualized six-month expense ratio of 0.60% for the Free Market U.S. Equity Fund, 0.62% for the Free Market International Equity Fund and 0.60% for the Free Market Fixed Income Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
0.01%-0.13%	0.01%-0.28%	0.01%-0.07%

Each Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 16.14% for the Free Market U.S. Equity Fund, 17.63% for the Free Market International Equity Fund and 0.89% for the Free Market Fixed Income Fund.

5

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 28, 2014

(Unaudited)

	Number of Shares	Value

EQUITY FUNDS — 99.9%
U.S. Large Cap Value Portfolio III(a)	21,486,738	$505,797,806
U.S. Large Company Portfolio(a)	17,058,550	250,760,685
U.S. Micro Cap Portfolio(b)	12,672,247	253,825,098
U.S. Small Cap Portfolio(b)	8,142,155	253,139,606
U.S. Small Cap Value Portfolio(b)	12,017,340	425,654,189

TOTAL EQUITY FUNDS (Cost $1,117,633,176)		1,689,177,384

TOTAL INVESTMENTS — 99.9% (Cost $1,117,633,176)		1,689,177,384

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,160,710

NET ASSETS — 100.0%		$1,691,338,094

Portfolio Holdings Summary Table

	% of Net Assets	Value
Equity Funds	99.9%	$1,689,177,384
Other Assets In Excess Of Liabilities	0.1%	2,160,710

NET ASSETS	100.0%	$1,691,338,094

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 28, 2014

(Unaudited)

	Number of Shares	Value

INTERNATIONAL EQUITY FUNDS — 99.8%
Asia Pacific Small Company Portfolio(a)	681,837	$15,954,979
Canadian Small Company Series(b)	1,303,692	15,607,990
Continental Small Company Portfolio(a)	1,487,427	34,002,582
Continental Small Company Series(b)	94,868	6,626,975
DFA International Small Cap Value Portfolio(a)	23,414,333	502,237,442
DFA International Value Portfolio III(c)	21,023,818	373,593,245
Emerging Markets Portfolio(a)	2,633,170	65,881,906
Emerging Markets Small Cap Portfolio(a)	3,043,115	61,166,604
Emerging Markets Value Portfolio(a)	2,313,283	60,723,675
Japanese Small Company Portfolio(a)	1,512,727	27,955,186
Large Cap International Portfolio(a)	2,713,181	61,996,191
United Kingdom Small Company Portfolio(a)	234,276	9,684,990
United Kingdom Small Company Series(b)	209,147	13,975,674

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,020,073,002)		1,249,407,439

TOTAL INVESTMENTS — 99.8% (Cost $1,020,073,002)		1,249,407,439

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,907,399

NET ASSETS — 100.0%		$1,251,314,838

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.8%	$1,249,407,439
Other Assets In Excess Of Liabilities	0.2%	1,907,399

NET ASSETS	100.0%	$1,251,314,838

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 28, 2014

(Unaudited)

	Number of Shares	Value

FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio(a)	35,660,649	$391,553,924
DFA Inflation-Protected Securities Portfolio(a)	6,674,065	78,553,741
DFA Intermediate Government Fixed Income Portfolio(a)	15,038,346	187,979,330
DFA One-Year Fixed Income Portfolio(a)	37,182,413	384,094,328
DFA Short-Term Government Portfolio(a)	11,721,003	125,180,316
DFA Two-Year Global Fixed Income Portfolio(a)	39,115,417	391,936,480

TOTAL FIXED INCOME FUND (Cost $1,569,096,753)		1,559,298,119

TOTAL INVESTMENTS — 99.4% (Cost $1,569,096,753)		1,559,298,119

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		9,533,224

NET ASSETS — 100.0%		$1,568,831,343

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	99.4%	$1,559,298,119
Other Assets In Excess Of Liabilities	0.6%	9,533,224

NET ASSETS	100.0%	$1,568,831,343

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

Statements of Assets And Liabilities

February 28, 2014

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value †	$1,689,177,384	$1,249,407,439	$1,559,298,119
Cash and cash equivalents	1,481,654	1,431,833	7,941,065
Receivables
Receivable for capital shares sold	2,075,628	1,498,743	2,631,802
Dividends and interest receivable	128	76	347
Prepaid expenses and other assets	59,551	55,917	77,104

Total assets	1,692,794,345	1,252,394,008	1,569,948,437

LIABILITIES
Payables
Capital shares redeemed	624,759	441,909	335,517
Investment adviser	616,846	458,886	589,104
Administration and accounting fees	60,783	49,291	57,396
Other accrued expenses and liabilities	153,863	129,084	135,077

Total liabilities	1,456,251	1,079,170	1,117,094

Net Assets	$1,691,338,094	$1,251,314,838	$1,568,831,343

NET ASSETS CONSISTS OF
Par value	$102,680	$117,338	$152,734
Paid-in capital	1,076,101,479	1,012,572,658	1,575,116,072
Accumulated net investment loss	(2,908,032)	(1,888,316)	(2,414,115)
Accumulated net realized gain from investments	46,497,759	11,178,721	5,775,286
Net unrealized appreciation/(depreciation) on investments	571,544,208	229,334,437	(9,798,634)

Net Assets	$1,691,338,094	$1,251,314,838	$1,568,831,343

Shares outstanding ($0.001 par value, 200,000,000 shares authorized)	102,680,204	117,338,371	152,733,865

Net asset value, offering and redemption price per share	$16.47	$10.66	$10.27

† Investment in non-affiliated funds, at cost	$1,117,633,176	$1,020,073,002	$1,569,096,753

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

Statements of Operations

For the Period Ended February 28, 2014

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
Investment Income
Dividends from non-affiliated funds	$10,710,747	$13,649,718	$7,718,033
Interest from non-affiliated funds	207	173	729

Total investment income	10,710,954	13,649,891	7,718,762

Expenses
Advisory fees (Note 2)	3,814,888	2,835,158	3,544,419
Administration and accounting fees (Note 2)	341,083	247,297	315,127
Transfer agent fees (Note 2)	178,226	131,224	165,967
Professional fees	127,764	95,635	116,594
Custodian fees (Note 2)	50,866	40,355	48,180
Printing and shareholder reporting fees	27,928	29,514	26,231
Directors’ and officers’ fees	27,888	20,100	25,441
Other expenses	51,647	79,799	61,232

Total expenses	4,620,290	3,479,082	4,303,191

Net investment income	6,090,664	10,170,809	3,415,571

Net realized and unrealized gain from investments
Net realized gain from:
Non-affiliated funds	8,541,838	2,108,588	—
Capital gain distributions from non-affiliated fund investments	45,292,164	22,656,848	5,945,686
Net change in unrealized appreciation on:
Non-affiliated funds	165,315,608	141,533,804	3,445,367

Net realized and unrealized gain from investments	219,149,610	166,299,240	9,391,053

Net increase in net assets resulting from operations	$225,240,274	$176,470,049	$12,806,624

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase in net assets from operations:
Net investment income	$6,090,664	$10,504,555
Net realized gain from investments	53,834,002	44,972,976
Net change in unrealized appreciation from investments	165,315,608	218,975,399

Net increase in net assets resulting from operations	225,240,274	274,452,930

Dividends and distributions to shareholders from:
Net investment income	(9,536,519)	(12,059,460)
Net realized capital gains	(44,315,395)	(6,612,476)

Net decrease in net assets from dividends and distributions to shareholders	(53,851,914)	(18,671,936)

Capital share transactions:
Proceeds from shares sold	238,578,855	365,120,672
Reinvestment of distributions	53,851,914	18,671,936
Shares redeemed	(128,134,397)	(217,434,730)

Net increase in net assets from capital shares	164,296,372	166,357,878

Total increase in net assets	335,684,732	422,138,872

Net assets:
Beginning of period	1,355,653,362	933,514,490

End of period	$1,691,338,094	$1,355,653,362

Undistributed/accumulated net investment income (loss), end of period	$(2,908,032)	$537,823

Capital share transactions:
Shares sold	14,912,507	27,274,386
Dividends and distributions reinvested	3,277,658	1,519,279
Shares redeemed	(7,976,234)	(16,128,774)

Total share transactions	10,213,931	12,664,891

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase in net assets from operations:
Net investment income	$10,170,809	$16,197,219
Net realized gain from investments	24,765,436	12,763,765
Net change in unrealized appreciation from investments	141,533,804	104,634,778

Net increase in net assets resulting from operations	176,470,049	133,595,762

Dividends and distributions to shareholders from:
Net investment income	(21,275,248)	(13,261,063)
Net realized capital gains	(16,001,172)	(6,448,810)

Net decrease in net assets from dividends and distributions to shareholders	(37,276,420)	(19,709,873)

Capital share transactions:
Proceeds from shares sold	180,676,791	290,005,224
Reinvestment of distributions	37,276,420	19,709,873
Shares redeemed	(69,927,528)	(108,215,843)

Net increase in net assets from capital shares	148,025,683	201,499,254

Total increase in net assets	287,219,312	315,385,143

Net assets:
Beginning of period	964,095,526	648,710,383

End of period	$1,251,314,838	$964,095,526

Undistributed/accumulated net investment income (loss), end of period	$(1,888,316)	$9,216,123

Capital share transactions:
Shares sold	17,486,147	32,070,579
Dividends and distributions reinvested	3,594,640	2,234,680
Shares redeemed	(6,762,604)	(11,983,409)

Total share transactions	14,318,183	22,321,850

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase/(decrease) in net assets from operations:
Net investment income	$3,415,571	$5,775,226
Net realized gain from investments	5,945,686	4,618,659
Net change in unrealized appreciation (depreciation) from investments	3,445,367	(29,635,839)

Net increase/(decrease) in net assets resulting from operations	12,806,624	(19,241,954)

Dividends and distributions to shareholders from:
Net investment income	(5,571,070)	(7,743,898)
Net realized capital gains	(3,094,776)	(5,959,159)

Net decrease in net assets from dividends and distributions to shareholders	(8,665,846)	(13,703,057)

Capital share transactions:
Proceeds from shares sold	315,762,513	515,861,880
Reinvestment of distributions	8,665,846	13,703,057
Shares redeemed	(76,537,069)	(126,795,373)

Net increase in net assets from capital shares	247,891,290	402,769,564

Total increase in net assets	252,032,068	369,824,553

Net assets:
Beginning of period	1,316,799,275	946,974,722

End of period	$1,568,831,343	$1,316,799,275

Undistributed/accumulated net investment income (loss), end of period	$(2,414,115)	$(258,616)

Capital share transactions:
Shares sold	30,751,241	49,641,221
Dividends and distributions reinvested	848,158	1,315,155
Shares redeemed	(7,451,115)	(12,178,076)

Total share transactions	24,148,284	38,778,300

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2014 (Unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$14.66		$11.70	$10.33	$8.65	$8.21	$10.29

Net investment income(1)	0.06		0.12	0.08	0.06	0.02	0.10
Net realized and unrealized gain/(loss) on investments	2.31		3.07	1.43	1.68	0.46	(2.09)

Net increase/(decrease) in net assets resulting from operations	2.37		3.19	1.51	1.74	0.48	(1.99)

Dividends and distributions to shareholders from:
Net investment income	(0.10)		(0.15)	(0.06)	(0.06)	(0.03)	(0.09)
Net realized capital gains	(0.46)		(0.08)	(0.08)	— (2)	—	—
Tax return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions to shareholders	(0.56)		(0.23)	(0.14)	(0.06)	(0.04)	(0.09)

Net asset value, end of period	$16.47		$14.66	$11.70	$10.33	$8.65	$8.21

Total investment return(3)	16.14	%(4)	27.61%	14.77%	20.11%	5.88%	(19.19)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,691,338		$1,355,653	$933,514	$679,147	$485,191	$312,104
Ratio of expenses to average net assets(5)	0.60	%(6)	0.62%	0.64%	0.64%	0.67%	0.72%
Ratio of net investment income to average net assets(5)	0.79	%(6)	0.91%	0.73%	0.55%	0.22%	1.37%
Portfolio turnover rate	2	%(4)	6%	4%	9%	3%	1%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2014 (Unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$9.36		$8.04	$8.78	$7.97	$8.02	$8.85

Net investment income(1)	0.09		0.18	0.18	0.16	0.11	0.13
Net realized and unrealized gain/(loss) on investments	1.55		1.36	(0.64)	0.78	(0.04)	(0.85)

Net increase/(decrease) in net assets resulting from operations	1.64		1.54	(0.46)	0.94	0.07	(0.72)

Dividends and distributions to shareholders from:
Net investment income	(0.19)		(0.15)	(0.17)	(0.13)	(0.09)	(0.11)
Net realized capital gains	(0.15)		(0.07)	(0.11)	—	(0.03)	—

Total dividends and distributions to shareholders	(0.34)		(0.22)	(0.28)	(0.13)	(0.12)	(0.11)

Net asset value, end of period	$10.66		$9.36	$8.04	$8.78	$7.97	$8.02

Total investment return(2)	17.63	%(3)	19.44%	(4.98)%	11.60%	0.86%	(7.71)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,251,315		$964,096	$648,710	$516,073	$365,465	$258,632
Ratio of expenses to average net assets(4)	0.62	%(5)	0.65%	0.65%	0.66%	0.68%	0.73%
Ratio of net investment income to average net assets(4)	1.82	%(5)	1.96%	2.21%	1.66%	1.29%	2.01%
Portfolio turnover rate	0.2	%(3)	3%	3%	4%	8%	2%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	Not annualized.
(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2014 (Unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$10.24		$10.54	$10.48	$10.50	$10.35	$10.04

Net investment income(1)	0.02		0.05	0.11	0.12	0.13	0.21
Net realized and unrealized gain/(loss) on investments	0.07		(0.21)	0.09	0.09	0.27	0.25

Net increase/(decrease) in net assets resulting from operations	0.09		(0.16)	0.20	0.21	0.40	0.46

Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.08)	(0.14)	(0.22)	(0.21)	(0.15)
Net realized capital gains	(0.02)		(0.06)	— (2)	— (2)	(0.04)	—
Tax return of capital	—		—	—	(0.01)	—	—

Total dividends and distributions to shareholders	(0.06)		(0.14)	(0.14)	(0.23)	(0.25)	(0.15)

Net asset value, end of period	$10.27		$10.24	$10.54	$10.48	$10.50	$10.35

Total investment return(3)	0.89	%(4)	(1.50)%	1.90%	2.06%	3.96%	4.62%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,568,831		$1,316,799	$946,975	$761,683	$459,282	$210,107
Ratio of expenses to average net assets(5)	0.60	%(6)	0.62%	0.63%	0.65%	0.68%	0.75%
Ratio of net investment income to average net assets(5)	0.48	%(6)	0.52%	1.08%	1.12%	1.31%	2.06%
Portfolio turnover rate	0	%(4)	0%	1%	0%	1%	84%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

FREE MARKET FUNDS

Notes to Financial Statements

February 28, 2014

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “Fund of Funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty-eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,689,177,384	$1,689,177,384	$—	$—

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,249,407,439	$1,249,407,439	$—	$—

*Please refer to the Portfolio of Investments for further details.

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

FREE MARKET FIXED INCOME FUND

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,559,298,119	$1,559,298,119	$—	$—

*Please refer to the Portfolio of Investments for further details.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2014 , there were no transfers between Levels 1, 2 and 3 for the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Transactions are accounted for on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Fund’s investment adviser. For its advisory services, Matson Money is entitled to receive 0.50% of the first $1 billion of each Fund’s average daily net assets, 0.49% of each Fund’s average daily net assets over $1 billion to $5 billion and 0.47% of each Fund’s average daily net assets over $5 billion, computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses to 1.13%, 1.35% and 1.00% of the average daily net assets of the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund, respectively. The Adviser may discontinue these arrangements at any time.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides custodian services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

3.	Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2014 was $88,680. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Funds or the Company.

4.	Investment in Securities

For the six months ended February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$185,575,094	$24,013,536
Free Market International Equity Fund	144,119,564	2,250,000
Free Market Fixed Income Fund	246,485,389	—

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. (Management evaluation to follow)

As of February 28, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Free Market U.S. Equity Fund	$1,117,633,176	$571,544,208	$—	$571,544,208
Free Market International Equity Fund	1,020,073,002	234,469,797	(5,135,360)	229,334,437
Free Market Fixed Income Fund	1,569,096,753	335,364	(10,133,998)	(9,798,634)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences
Free Market U.S. Equity Fund	$537,823	$42,333,099	$400,874,653	$—
Free Market International Equity Fund	8,648,004	14,747,530	76,035,679	—
Free Market Fixed Income Fund	—	3,094,750	(13,414,375)	(258,616)

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax characters of distributions paid during the fiscal year ended August 31, 2013 were as follows:

	Ordinary Income	Long-Term Gains	Total
Free Market U.S. Equity Fund	$12,059,460	$6,612,476	$18,671,936
Free Market International Equity Fund	13,261,063	6,448,810	19,709,873
Free Market Fixed Income Fund	7,741,842	5,961,215	13,703,057

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year-end subject to the Modernization Act was August 31, 2012. As of August 31, 2013, the Funds did not have any pre- or post-enactment capital loss carryforwards.

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

22

Investment Adviser

MATSON MONEY, INC.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

MATSON MONEY U.S. EQUITY VI PORTFOLIO

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

MATSON MONEY FIXED INCOME VI PORTFOLIO

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

February 28, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

MATSON MONEY VI PORTFOLIOS

Semi-Annual Investment Adviser’s Report

February 28, 2014

(Unaudited)

February 28, 2014

Dear Shareholder,

The Matson Money VI Portfolios (the “Portfolios”) have gained assets since their launch in early February and have already surpassed the $5 million mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months, investors who remained invested and diversified have continued to experience the gains from the upward rally (despite a few bumps along the way). Global equity markets over the six months ended February 28, 2014 have risen 13.81% as measured by the MSCI All Country World Index. Furthermore, U.S. stocks also performed well at 15.07% as measured by the S&P 500 Index, outpacing international markets slightly over the past half a year. The Barclays Capital US Government/Credit Intermediate Bond Index was also in positive territory with a return of 2.10% for the six months ended February 28, 2014.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment Strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

Sound economic and financial research has documented that, over the long term, small cap stocks have outperformed large cap stocks, and value stocks have outperformed growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Matson Money’s vehicles deliberately target specific risk and return trade offs. The Portfolios are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Daniel J List

Chief Compliance Officer and

Vice President

Matson Money, Inc.

1

MATSON MONEY VI PORTFOLIOS

Fund Expense Examples

(Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on February 18, 2014 (commencement of operations) through February 28, 2014, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Matson Money U.S. Equity VI Portfolio
	Beginning Account Value February 18, 2014	Ending Account Value February 28, 2014	Expenses Paid During Period
Actual*	$1,000.00	$1,014.80	$0.28
Hypothetical (5% return before expenses)**	1,000.00	1,019.19	5.66

	Matson Money International Equity VI Portfolio
	Beginning Account Value February 18, 2014	Ending Account Value February 28, 2014	Expenses Paid During Period
Actual*	$1,000.00	$1,012.80	$0.34
Hypothetical (5% return before expenses)**	1,000.00	1,018.10	6.76

2

MATSON MONEY VI PORTFOLIOS

Fund Expense Examples (Concluded)

(Unaudited)

	Matson Money Fixed Income VI Portfolio
	Beginning Account Value February 18, 2014	Ending Account Value February 28, 2014	Expenses Paid During Period
Actual*	$1,000.00	$1,001.20	$0.25
Hypothetical (5% return before expenses)**	1,000.00	1,019.84	5.01

*	Expenses are equal to an annualized expense ratio for the period from February 18, 2014, commencement of operations, to February 28, 2014 of 1.13%, 1.35% and 1.00% for Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (9), then divided by 365 to reflect the period. The Portfolios’ ending account value on the first line in each table is based on the returns since inception for the Funds of 1.48%, 1.28% and 0.12% for Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively.
**	Hypothetical expenses are as if each Portfolio had been in existence from September 1, 2013 and are equal to its annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by 365 to reflect the period.

The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range weighted expense ratios of the underlying funds held by the Portfolios, as stated in their current prospectuses, were as follows:

Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
0.01%-0.08%	0.01%-0.19%	0.01%-0.05%

3

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2014

(Unaudited)

	Number of Shares	Value

EQUITY FUNDS — 97.8%
U.S. Large Cap Value Portfolio III(a)	17,984	$423,332
U.S. Large Company Portfolio(a)	16,387	240,889
U.S. Micro Cap Portfolio(b)	12,132	243,007
U.S. Small Cap Portfolio(b)	7,825	243,293
U.S. Small Cap Value Portfolio(b)	4,590	162,566
VA U.S. Large Value Portfolio(b)	2,993	65,120
VA U.S. Targeted Value Portfolio(b)	12,930	243,991

TOTAL EQUITY FUNDS (Cost $1,601,189)		1,622,198

TOTAL INVESTMENTS — 97.8%
(Cost $1,601,189)		1,622,198

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		36,022

NET ASSETS — 100.0%		$1,658,220

Portfolio Holdings Summary Table

	% of Net Assets	Value
Equity Funds	97.8%	$1,622,198
Other Assets In Excess Of Liabilities	2.2%	36,022

NET ASSETS	100.0%	$1,658,220

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2014

(Unaudited)

	Number of Shares	Value

INTERNATIONAL EQUITY FUNDS — 98.2%
DFA International Small Cap Value Portfolio(a)	14,621	$313,620
DFA International Value Portfolio III(b)	18,808	334,211
Emerging Markets Portfolio(a)	2,329	58,283
Emerging Markets Small Cap Portfolio(a)	2,697	54,217
Emerging Markets Value Portfolio(a)	2,058	54,013
Large Cap International Portfolio(a)	2,340	53,468
VA International Small Portfolio(b)	14,810	190,309
VA International Value Portfolio(b)	4,144	55,700

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,101,102)		1,113,821

TOTAL INVESTMENTS — 98.2% (Cost $1,101,102)		1,113,821

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		20,854

NET ASSETS — 100.0%		$1,134,675

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	98.2%	$1,113,821
Other Assets In Excess Of Liabilities	1.8%	20,854

NET ASSETS	100.0%	$1,134,675

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 28, 2014

(Unaudited)

	Number of Shares	Value

FIXED INCOME FUNDS — 96.5%
DFA Five-Year Global Fixed Income Portfolio(a)	22,527	$247,349
DFA Inflation Protected Securities Portfolio(a)	10,516	123,774
DFA Intermediate Government Fixed Income Portfolio(a)	23,748	296,848
DFA One-Year Fixed Income Portfolio(a)	59,431	613,919
DFA Short-Term Government Portfolio(a)	18,543	198,039
DFA Two-Year Global Fixed Income Portfolio(a)	61,764	618,871
VA Global Bond Portfolio(a)	34,417	371,018

TOTAL FIXED INCOME FUNDS (Cost $2,466,531)		2,469,818

TOTAL INVESTMENTS — 96.5%
(Cost $2,466,531)		2,469,818

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.5%		89,345

NET ASSETS — 100.0%		$2,559,163

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	96.5%	$2,469,818
Other Assets In Excess Of Liabilities	3.5%	89,345

NET ASSETS	100.0%	$2,559,163

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2014 (Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
ASSETS
Investments in non-affiliated funds, at value †	$1,622,198	$1,113,821	$2,469,818
Cash and cash equivalents	3,246	2,220	4,951
Receivables
Receivable for capital shares sold	32,617	18,409	84,381
Receivable from Investment Adviser	1,812	1,866	1,740

Total assets	1,659,873	1,136,316	2,560,890

LIABILITIES
Payables
Audit fees	510	510	510
Custodian fees	335	335	335
Administration and accounting fees	246	229	276
Printing fees	242	242	242
Directors’ and officers’ fees	186	195	200
Other accrued expenses and liabilities	134	130	164

Total liabilities	1,653	1,641	1,727

Net Assets	$1,658,220	$1,134,675	$2,559,163

NET ASSETS CONSISTS OF
Par value	$65	$45	$102
Paid-in capital	1,637,486	1,122,185	2,556,261
Accumulated net investment loss	(340)	(274)	(487)
Net unrealized appreciation on investments	21,009	12,719	3,287

Net Assets	$1,658,220	$1,134,675	$2,559,163

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	65,362	44,809	102,232

Net asset value, offering and redemption price per share	$25.37	$25.32	$25.03

† Investment in non-affiliated funds, at cost	$1,601,189	$1,101,102	$2,466,531

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY VI PORTFOLIOS

Statements of Operations

For the Period Ended February 28, 2014

(Unaudited)

	Matson Money U.S. Equity VI Portfolio*	Matson Money International Equity VI Portfolio*	Matson Money Fixed Income VI Portfolio*
Investment Income
Dividends from non-affiliated funds	$—	$—	$—

Expenses
Professional fees	548	543	562
Directors’ and officers’ fees	469	488	483
Custodian fees (Note 2)	367	367	367
Administration and accounting fees (Note 2)	241	221	273
Printing and shareholder reporting fees	241	241	242
Transfer agent fees (Note 2)	202	195	215
Advisory fees (Note 2)	151	101	243
Other expenses	84	85	85

Total expenses	2,303	2,241	2,470
Less: Advisory fee waiver	(151)	(101)	(243)
Less: Reimbursement	(1,812)	(1,866)	(1,740)

Net operating expenses	340	274	487

Net investment loss	(340)	(274)	(487)

Net realized and unrealized gain from investments
Net change in unrealized appreciation on:
Non-affiliated funds	21,009	12,719	3,287

Net realized and unrealized gain from investments	21,009	12,719	3,287

Net increase in net assets resulting from operations	$20,669	$12,445	$2,800

*	Commenced operations on February 18, 2014

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

For the Period February 18, 2014* through February 28, 2014 (Unaudited)
Increase in net assets from operations:
Net investment loss	$(340)
Net change in unrealized appreciation from investments	21,009

Net increase in net assets resulting from operations	20,669

Capital share transactions:
Proceeds from shares sold	1,637,573
Shares redeemed	(22)

Net increase in net assets from capital shares	1,637,551

Total increase in net assets	1,658,220

Net assets:
Beginning of period	—

End of period	$1,658,220

Accumulated net investment loss, end of period	$(340)

Capital share transactions:
Shares sold	65,363
Shares redeemed	(1)

Total share transactions	65,362

*	Commencement of operations

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

For the Period February 18, 2014* through February 28, 2014 (Unaudited)
Increase in net assets from operations:
Net investment loss	$(274)
Net change in unrealized appreciation from investments	12,719

Net increase in net assets resulting from operations	12,445

Capital share transactions:
Proceeds from shares sold	1,122,245
Shares redeemed	(15)

Net increase in net assets from capital shares	1,122,230

Total increase in net assets	1,134,675

Net assets:
Beginning of period	—

End of period	$1,134,675

Accumulated net investment loss, end of period	$(274)

Capital share transactions:
Shares sold	44,810
Shares redeemed	(1)

Total share transactions	44,809

*	Commencement of operations

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

For the Period February 18, 2014* through February 28, 2014 (Unaudited)

Increase in net assets from operations:
Net investment loss	$(487)
Net change in unrealized appreciation from investments	3,287

Net increase in net assets resulting from operations	2,800

Capital share transactions:
Proceeds from shares sold	2,556,395
Shares redeemed	(32)

Net increase in net assets from capital shares	2,556,363

Total increase in net assets	2,559,163

Net assets:
Beginning of period	—

End of period	$2,559,163

Accumulated net investment loss, end of period	$(487)

Capital share transactions:
Shares sold	102,233
Shares redeemed	(1)

Total share transactions	102,232

*	Commencement of operations

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period February 18, 2014(1) through February 28, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$25.00

Net investment loss(2)	(0.01)
Net realized and unrealized gain on investments	0.38

Net increase in net assets resulting from operations	0.37

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$25.37

Total investment return(3)	1.48	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,658
Ratio of expenses to average net assets with waivers(5)	1.13	%(6)
Ratio of expenses to average net assets without waivers	7.64	%(6)
Ratio of net investment (loss) to average net assets with waivers(5)	(1.13	)%(6)
Portfolio turnover rate	0	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not Annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

12

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period February 18, 2014(1) through February 28, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$25.00

Net investment loss(2)	(0.01)
Net realized and unrealized gain on investments	0.33

Net increase in net assets resulting from operations	0.32

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$25.32

Total investment return(3)	1.28	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$1,135
Ratio of expenses to average net assets with waivers(5)	1.35	%(6)
Ratio of expenses to average net assets without waivers	11.04	%(6)
Ratio of net investment (loss) to average net assets with waivers(4)	(1.35	)%(6)
Portfolio turnover rate	0	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not Annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

13

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period February 18, 2014(1) through February 28, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$25.00

Net investment loss(2)	(0.01)
Net realized and unrealized gain on investments	0.04

Net increase in net assets resulting from operations	0.03

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$25.03

Total investment return(3)	0.12	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,559
Ratio of expenses to average net assets with waivers(5)	1.00	%(6)
Ratio of expenses to average net assets without waivers	5.08	%(6)
Ratio of net investment loss to average net assets with waivers(5)	(1.00	)%(6)
Portfolio turnover rate	0	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not Annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 28, 2014

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio, and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty-eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,622,198	$1,622,198	$—	$—

*Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,113,821	$1,113,821	$—	$—

*Please refer to the Portfolio of Investments for further details.

15

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2014 (Unaudited)

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$2,469,818	$2,469,818	$—	$—

*Please refer to the Portfolio of Investments for further details.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended February 28, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Transactions are accounted for on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolios estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Portfolio’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all Portfolios in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Portfolios with the exception of the Matson Money Fixed Income VI Portfolio which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Portfolios consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Portfolio expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Portfolio’s investment adviser. The Adviser is entitled to an advisory fee at the annual rate of 0.50% of the first $1 billion of each Portfolio’s average daily net assets, 0.49% of each Portfolio’s average daily net assets over $1 billion to $5 billion and 0.47% of each Portfolio’s average daily net assets over $5 billion. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Portfolio Operating Expenses to 1.13%, 1.35% and 1.00% of the average daily net assets of the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively. The Adviser may discontinue these arrangements at any time.

As of February 28, 2014, Matson Money has waived and reimbursed fees as follows:

Funds	Investment Advisor Expense Waived	Investment Advisor Expense Reimbursement
Matson Money U.S. Equity VI Portfolio	$151	$1,812
Matson Money International Equity VI Portfolio	101	1,866
Matson Money Fixed Income VI Portfolio	243	1,740

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Portfolios. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

In addition, BNY Mellon serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Portfolio’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides custodian services to the Portfolios. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolios’ average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. There were no aggregate remuneration paid to the Directors by the Portfolios during the period ended February 28, 2014. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Portfolios or the Company.

4.	Investment in Securities

For the period from February 18, 2014 (commencement of operation) through February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	Purchases	Sales
Matson Money U.S. Equity VI Portfolio	$1,601,189	$—
Matson Money International Equity VI Portfolio	1,101,102	—
Matson Money Fixed Income VI Portfolio	2,466,531	—

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Matson Money U.S. Equity VI Portfolio	$1,601,189	$21,009	$—	$21,009
Matson Money International Equity VI Portfolio	1,101,102	12,759	(40)	12,719
Matson Money Fixed Income VI Portfolio	2,466,531	3,292	(5)	3,287

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Matson Money Portfolios at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between Matson Money, Inc. (“Matson Money”) and the Company (the “Investment Advisory Agreement”) on behalf of the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio (collectively the “Portfolios”) at a meeting of the Board held on November 21, 2013 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial term through August 16, 2015. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In considering the approval of the Investment Advisory Agreement, the Board considered information provided by Matson Money with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement with Matson Money, the Directors took into account all materials provided prior to and during the Meeting, the presentation made during the Meeting, and the discussions during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Portfolios by Matson Money; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Matson Money’s investment philosophies and processes; (iv) Matson Money’s assets under management and client descriptions; (v) Matson Money’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Matson Money’s proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) Matson Money’s compliance procedures; (viii) Matson Money’s financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Portfolios; and (x) performance information provided by Matson Money regarding similarly managed accounts.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by Matson Money. The Directors concluded that Matson Money has substantial resources to provide services to the Portfolios.

The Board of Directors also considered the advisory fee rate payable under the Investment Advisory Agreement. In this regard, the Directors noted that Matson Money had contractually agreed to waive management fees and reimburse expenses for the Portfolios’ first year of operations to limit total annual operating expenses to agreed upon levels.

After reviewing the information regarding Matson Money’s costs and economies of scale, and after considering the services to be provided by Matson Money, the Directors concluded that the investment advisory fees to be paid by the Portfolios to Matson Money were fair and reasonable.

19

MATSON MONEY VI PORTFOLIOS

Privacy Notice

(Unaudited)

FACTS	WHAT DO THE MATSON MONEY VI PORTFOLIOS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•           Social Security number

•           account balances

•           account transactions

•           transaction history

•           wire transfer instructions

•           checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Matson Money VI Portfolios choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Matson Money VI Portfolios share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (866) 573-2152 or go to www.MatsonMoney.com

20

MATSON MONEY VI PORTFOLIOS

Privacy Notice (Concluded)

(Unaudited)

What we do

How do the Matson Money VI Portfolios protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Matson Money VI Portfolios collect my personal information?

We collect your personal information, for example, when you

•           open an account

•           provide account information

•           give us your contact information

•           make a wire transfer

•           tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•           sharing for affiliates’ everyday business purposes – information about your creditworthiness

•           affiliates from using your information to market to you

•           sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include McGriff Video Productions and Matson Money, Inc.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•            The Matson Money VI Portfolios don’t share with nonaffiliates so they can market to you. The Funds may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•            The Matson Money VI Portfolios may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

21

Investment Adviser

MATSON MONEY, INC.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Perimeter Small Cap Growth Fund

of The RBB Fund, Inc.

Semi-Annual Report	February 28, 2014
(Unaudited)

PERIMETER

SMALL CAP GROWTH FUND

Semi-Annual Investment Adviser’s Report

February 28, 2014

(Unaudited)

Dear Shareholder:

The Perimeter Small Cap Growth Fund (the “Fund”) posted a return of 17.4% (I shares) net of fees for the six-month period ended February 28, 2014 trailing the Russell 2000 Growth Index return of 19.2%. Although it was a solid 2013 calendar year in small caps, higher quality companies with strong fundamentals still lagged their higher valuation, lower quality counterparts. Small cap growth stocks continued to reach new highs, despite a pullback in early December 2013 from worries surrounding the Federal Reserve tapering activities (i.e. a less aggressive monetary policy). Overall, the market has been benefitting from the positive backdrop of economic recovery (albeit slow), low inflation, positive equity inflows, and improving consumer confidence. The world economy is entering an era of low growth as the population of consumers is in decline and nations are still repairing balance sheets. This backdrop should provide for solid relative performance from dynamic small cap (growth) companies that have better products or business processes and can rapidly take market share from others, rather than relying just on demand-driven pricing.

As we have suggested in recent letters, we continue to expect the landscape of the market will change from being driven by companies with lower quality and high valuation factors (like biotech), to being driven by higher quality companies with more reasonable valuation. Overall small cap price/earnings ratios have climbed to levels that are above historical averages versus large caps, but with low inflation and still low interest rates, valuation metrics are not overly stretched and there remain many solid investment opportunities in the space. That being said, small cap returns will become increasingly reliant on earnings growth versus multiple expansion, which will favor Perimeter’s investment process.

Exiting the first six months of the Fund’s fiscal year, we remain well underweight in the biotech industry within the Healthcare sector. We favor those companies with diversified revenue streams, multiple catalysts, and the ability to drive shareholder value. Much of our underweight in biotech is offset by our overweight in Technology. While this has been a headwind in the short run as the market has indiscriminately sold off certain groups of stocks within Technology, we maintain a high level of conviction in the fundamentals of our companies in this sector. Other sectors where we maintain an overweight bias include the Industrials and Energy sectors, believing that both should see a tailwind from an economy that continues to gain traction. Lastly, while we are still leery of consumer spending weakness, an improving employment picture combined with improving consumer confidence should bode well for those companies with superior offerings and business models. As a result, we have seen our underweight position in consumer spending migrate toward a neutral position versus the benchmark.

Following very strong recent returns through February 28, 2014 we believe the equity markets have been due for a pause, pullback, or correction. Such a pause in the midst of an uptrend, while sometimes unsettling, can be healthy for the overall market and necessary to allow fundamentals and earnings a chance to catch up with valuations. The current market pause has led to a change in leadership and presents us with the opportunity to identify those stocks or types of stocks that are emerging as the new market leaders. We are particularly pleased because we believe that new leadership will possess higher quality characteristics that better represent the type of stock that emerges through the Perimeter investment process.

Sincerely,

Perimeter Capital Management

This report represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index. The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Direct investment into an index is not possible.

2

PERIMETER

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Semi-Annual Investment Adviser’s Report

February 28, 2014

(Unaudited)

Average Annual Total Returns For The Periods Ended February 28, 2014

	Six Months*	One Year	Three Year	Five Year	Since Inception****
Perimeter Small Cap Growth Fund, Investor Class Shares**	17.22%	34.09%	12.85%	23.74%	7.68%
Perimeter Small Cap Growth Fund, I Shares***	17.37%	34.53%	13.15%	24.02%	6.88%
Russell 2000® Growth Index	19.20%	37.06%	15.96%	28.01%	10.08%

*	Not annualized.
**	Investor Class Shares were offered beginning September 29, 2006.
***	I Shares were offered beginning December 31, 2007. The performance shown for the I Shares prior to December 31, 2007 is based on the performance and expenses of the Investor Class Shares, and has not been adjusted for the shareholder servicing fee charged specifically to the Investor Class Shares.
****	The Fund commenced operations on September 29, 2006 as a separate portfolio ( the “Predecessor Fund”) of the The Advisors’ Inner Circle Fund II. The performance shown for periods prior to February 8, 2010 represents the performance of the Predecessor Fund.

The performance data quoted herein represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than its original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, please call 1-888-968-4964. Performance assumes reinvestment of dividends and capital gains. Unlike a mutual fund, index returns do not reflect taxes, fees or expenses. The Fund’s gross total expense ratio as stated in the prospectus is 1.50% for Investor Shares and 1.25% for I Shares. The performance quoted reflects fee waivers in effect and would have been lower in their absence. The Fund charges a 2.00% redemption fee if redeemed within 7 days. The Adviser has contractually agreed to limit the total expenses of the Investor Class Shares and I Shares of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to 1.35% and 1.10% of the average daily net assets of the Fund’s Investor Class Shares and I Shares, respectively, through December 31, 2014.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Mutual fund investing involves risk including the possible loss of principal. The Fund invests in small cap stocks which generally involve more risk than large cap stocks due to potentially greater volatility and less market liquidity.

3

PERIMETER

SMALL CAP GROWTH FUND

Fund Expense Disclosure

February 28, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2013 through February 28, 2014, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Perimeter Small Cap Growth Fund — Investor Class Shares

	Beginning Account Value	Ending Account Value	Expenses Paid
	September 1, 2013	February 28, 2014	During Period*
Actual	$1,000.00	$1,172.20	$7.27
Hypothetical - (5% return before expenses)	1,000.00	1,018.10	6.76

	Perimeter Small Cap Growth Fund — I Shares

	Beginning Account Value	Ending Account Value	Expenses Paid
	September 1, 2013	February 28, 2014	During Period*
Actual	$1,000.00	$1,173.70	$5.93
Hypothetical - (5% return before expenses)	1,000.00	1,019.34	5.51

*

Expenses are equal to an annualized six-month expense ratio of 1.35% for the Investor Class Shares and 1.10% for the I Shares which includes waived fees, reimbursed expenses or recoupment, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181), then divided by 365 to reflect the six-month period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for the Fund of 17.22% for the Investor Class Shares and 17.37% for the I Shares.

4

PERIMETER

SMALL CAP GROWTH FUND

Portfolio Holdings Summary Table

February 28, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

	%of Net
	Assets	Value
Domestic Common Stocks:
Consumer Non-cyclical	21.8%	$17,541,987
Communications	17.4	13,976,940
Industrial.	14.4	11,593,925
Technology	13.6	10,929,298
Consumer Cyclical.	13.3	10,692,335
Financial	8.0	6,410,318
Energy	7.2	5,819,831
Basic Materials	2.4	1,919,502
Other Assets in Excess of Liabilities	1.9	1,560,989

	100.0%	$80,445,125

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments

February 28, 2014

(Unaudited)

	Shares	Value
COMMON STOCKS† — 98.1%
Basic Materials — 2.4%
Balchem	6,044	$305,282
Horsehead Holding*	46,095	819,108
Polyone	21,203	795,112

		1,919,502

Communications — 17.4%
Allot Communications*	39,760	668,763
Blue Nile, Inc.*	14,592	513,492
ClickSoftware Technologies	69,785	697,850
Constant Contact*	31,690	873,693
eGain*	62,588	524,487
Finisar*	36,290	860,073
HealthStream*	23,615	680,584
IntraLinks Holdings*	72,094	837,011
Kofax Ltd.*	79,270	645,258
LogMein, Inc.	25,570	1,070,104
NIC	27,371	532,092
NICE Systems, Ltd, SP ADR	14,150	581,282
Perficient*	23,470	479,023
Perion Network*	68,553	817,837
RigNet*	13,498	645,474
Sapient*	36,290	631,810
ShoreTel*	111,770	982,458
Sizmek, Inc.*	52,440	649,732
SPS Commerce*	9,848	667,694
Zix*	136,775	618,223

		13,976,940

Consumer Cyclical — 13.3%
Brown Shoe	30,410	747,478
Casey’s General Stores, Inc	11,580	793,114
Core-Mark Holding	9,000	703,800
Destination XL Group*	127,311	725,673
Gentherm*	23,930	676,740
G-III Apparel Group*	12,790	888,777
La-Z-Boy	19,721	503,674
Motorcar Parts of America, Inc.*	34,924	860,178
Pool	4,770	278,854
Popeyes Louisiana Kitchen, Inc.*	8,990	360,139
Rite Aid*	122,020	804,112
Ryland Group, Inc., (The)	8,830	411,390
Spirit Airlines*	13,360	754,573
Standard Pacific Corp.*	34,640	315,570
Susser Holdings*	7,820	473,736
Tenneco*	8,010	482,522
UniFirst	6,510	714,083
Wabash National*	14,650	197,922

		10,692,335

Consumer Non-cyclical — 21.8%
Akorn*	24,904	643,021
Align Technology*	10,820	566,211

	Shares	Value
Consumer Non-cyclical — (Continued)
Anacor Pharmaceuticals, Inc.*	16,140	$306,660
Aspen Insurance Holdings, Ltd.	15,790	593,072
Barrett Business Services, Inc.	11,020	771,400
Capella Education	5,955	395,888
Cardtronics*	16,280	659,666
Charles River Laboratories International*	12,460	740,249
Corporate Executive Board	10,740	803,137
Corvel Corp.*	11,530	530,495
CoStar Group*	1,030	207,071
Cynosure, Inc., Cl A*	20,620	634,684
Heartland Payment Systems	12,100	489,324
ICON, PLC*	16,737	783,961
Insulet*	12,810	607,322
Inter Parfums, Inc.	5,940	199,643
Isis Pharmaceuticals*	12,570	641,070
ITT Educational Services, Cl A*	24,500	760,235
KAR Auction Services	24,770	771,833
Ligand Pharmaceuticals, Cl B*	9,048	631,098
Matthews International	12,100	496,463
MAXIMUS	18,168	868,249
MiMedx Group*	89,265	638,245
Novadaq Technologies*	35,583	725,893
Sagent Pharmaceuticals*	26,450	559,682
SunOpta*	63,510	616,682
Supernus Pharmaceuticals, Inc.*	50,280	504,811
Team Health Holdings*	14,850	668,547
Thoratec*	5,335	198,143
TravelCenters of America*	58,414	529,232

		17,541,987

Energy — 7.2%
Aegean Marine Petroleum Network	56,580	573,155
Carrizo Oil & Gas*	11,710	582,455
Flotek Industries*	37,000	941,650
Geospace Technologies*	1,115	85,599
Helix Energy Solutions Group*	24,274	573,837
Key Energy Services*	89,300	807,272
Oasis Petroleum, Inc.*	7,100	309,347
Rex Energy*	22,796	433,124
Synergy Resources*	64,351	681,477
Ultra Petroleum Corp.*	15,970	401,805
Western Refining.	11,800	430,110

		5,819,831

Financial — 8.0%
Boston Private Financial Holdings	50,149	653,944
Cubesmart, REIT	28,160	493,082
eHealth*	16,720	802,560
Endurance Specialty Holdings	7,500	391,050
FXCM, Cl A	42,120	709,722
Hilltop Holdings*	25,491	624,784
International Bancshares	15,460	358,363

The accompanying notes are an integral part of the financial statements.

6

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SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

February 28, 2014

(Unaudited)

	Shares	Value

Financial — (Continued)
Pinnacle Financial Partners	11,230	$405,178
ProAssurance	6,546	297,581
Texas Capital Bancshares*	5,700	358,815
WageWorks*	9,690	573,164
WisdomTree Investments*	47,630	742,075

		6,410,318

Industrial — 14.4%
AAON	2,889	86,323
AMERCO	3,240	754,726
Barnes Group	19,796	761,156
Belden	9,110	657,104
Berry Plastics Group*	29,805	725,156
DXP Enterprises*	4,800	488,448
EnPro Industries*	8,440	604,557
Generac Holdings	15,000	854,550
Graphic Packaging Holding Co.	61,440	629,146
Masonite International*	10,680	616,236
Methode Electronics.	23,419	793,904
Park-Ohio Holdings Corp.*	8,027	422,541
PGT*	71,730	831,351
Power Solutions International*	9,720	720,252
Primoris Services	22,350	698,884
Swift Transportation*	14,230	346,643
Taser International*	50,695	974,866
Tutor Perini Corp.*	25,480	628,082

		11,593,925

Technology — 13.6%
Acxiom Corp.*	19,002	707,444
Aspen Technology*	16,630	780,778
AVG Technologies NV*	30,754	576,022
GT Advanced Technologies*	55,100	789,583

	Shares	Value

Technology — (Continued)
inContact, Inc.	87,950	$793,309
Liveperson, Inc.*	46,438	607,409
Magnachip Semiconductor*	27,432	404,348
Medidata Solutions*	4,570	292,937
Mellanox Technologies Ltd.*	17,210	628,509
Mentor Graphics	28,540	617,606
Netscout Systems, Inc.*	17,820	676,804
Omnicell*	20,790	598,336
PTC, Inc.*	20,050	788,166
SS&C Technologies Holdings*	20,650	798,742
Tyler Technologies*	8,500	797,130
Ultimate Software Group*	3,410	566,060
Unisys Corp.*	14,790	506,115

		10,929,298

TOTAL COMMON STOCKS
(Cost $60,567,131)		78,884,136

TOTAL INVESTMENTS - 98.1%
(Cost $60,567,131)		78,884,136

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		1,560,989

NET ASSETS - 100.0%		$80,445,125

† More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
* Non-income producing security.

Cl	Class
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

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SMALL CAP GROWTH FUND

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

ASSETS
Investments, at value (Cost $60,567,131)	$78,884,136
Cash	964,221
Receivables
Investments sold	1,835,542
Capital shares sold	368,113
Dividends and Interest	13,120
Prepaid expenses and other assets	27,750

Total assets	82,092,882

LIABILITIES
Payable for investments purchased	1,419,038
Capital shares redeemed	130,178
Investment advisory fees	38,285
Administration and accounting fees	8,086
Other accrued expenses and liabilities	52,170

Total liabilities	1,647,757

Net Assets	$80,445,125

NET ASSETS CONSISTS OF
Par value	$13,855
Paid-in capital	58,611,578
Accumulated net investment loss	(289,995)
Accumulated net realized gain from investments	3,792,682
Net unrealized appreciation on investments	18,317,005

Net Assets	$80,445,125

Investor Class Shares:
Net Assets	$7,028,688

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,253,220

Net asset value, offering and redemption price per share	$5.61

I Shares:
Net Assets	$73,416,437

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	12,601,621

Net asset value, offering and redemption price per share	$5.83

The accompanying notes are an integral part of the financial statements.

8

PERIMETER

SMALL CAP GROWTH FUND

Statement of Operations

Six Months Ended February 28, 2014

(Unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $589)	$157,990
Interest	52

Total investment income	158,042

Expenses
Advisory fees	358,215
Transfer agent fees	61,295
Administration and accounting fees	44,707
Professional fees	21,597
Registration and filing fees	15,460
Distribution fees(1)	11,203
Directors’ and officers’ fees	11,001
Printing and shareholder reporting fees	5,830
Insurance fees	4,506
Custodian fees	2,328
Other expenses	3,627

Total expenses before waivers	539,769
Less: waivers of Advisory fees	(91,732)

Net expenses after waivers	448,037

Net investment loss	(289,995)

Net realized and unrealized gain from investments
Net realized gain from:
Investments	12,773,811
Net change in unrealized appreciation on:
Investments	855,440

Net realized and unrealized gain from investments	13,629,251

Net increase in net assets resulting from operations	$13,339,256

(1) Attributable to Investor Class Shares

The accompanying notes are an integral part of the financial statements.

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SMALL CAP GROWTH FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase in net assets from operations:
Net investment loss	$(289,995)	$(88,563)
Net realized gain from investments and written options	12,773,811	54,148,626
Net change in unrealized appreciation/(depreciation) on investments	855,440	(15,787,817)

Net increase in net assets resulting from operations	13,339,256	38,272,246

Dividends and Distributions to shareholders from:
Net Realized gains
Investor Class Shares	(4,484,213)	(2,127,625)
I Shares	(34,587,780)	(22,740,311)

Net decrease in net assets from dividends and distributions to shareholders	(39,071,993)	(24,867,936)

Increase/(decrease) in net assets from capital transactions:
Investor Class Shares
Proceeds from shares sold	1,451,006	2,393,871
Reinvestment of distributions	4,436,888	2,117,679
Shares redeemed	(6,176,246)	(15,885,113)

Total Investor Class Shares	(288,352)	(11,373,563)

I Shares
Proceeds from shares sold	11,300,586	29,663,943
Reinvestment of distributions	34,542,726	22,371,805
Shares redeemed	(29,688,080)	(176,200,091)

Total I Shares	16,155,232	(124,164,343)

Redemption fees	453	4,294

Net increase/(decrease) in net assets from capital share transactions	15,867,333	(135,533,612)

Total decrease in net assets	(9,865,404)	(122,129,302)
Net assets
Beginning of period	90,310,529	212,439,831

End of period	$80,445,125	$90,310,529

Accumulated net investment loss, end of period	$(289,995)	$—

Increase/(decrease) in shares outstanding derived from share transactions:
Investor Class Shares
Shares sold	202,105	260,820
Dividends and distributions reinvested	845,121	263,066
Shares redeemed	(809,309)	(1,787,710)

Total Investor Class Shares	237,917	(1,263,824)

I Shares
Shares sold	1,530,759	3,236,483
Dividends and distributions reinvested	6,338,115	2,738,287
Shares redeemed	(2,996,116)	(18,842,321)

Total I Shares	4,872,758	(12,867,551)

Net increase/(decrease) in shares outstanding from share transactions	5,110,675	(14,131,375)

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class Shares
	Six Month Period Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	One Month Period Ended August 31, 2010(1)(2)		Year Ended July 31, 2010(2)	Year Ended July 31, 2009(2)
Net asset value, Beginning of Period	$10.17		$9.18	$10.75	$8.79	$9.53		$8.45	$10.40

Income/(Loss) from Operations:
Net Investment Loss(3)	(0.04)		(0.03)	(0.09)	(0.11)	(0.01)		(0.09)	(0.05)
Net Realized and Unrealized Gains/(Loss)on Investments	1.39		2.23	0.58	2.07	(0.73)		1.17	(1.90)

Total from Operations	1.35		2.20	0.49	1.96	(0.74)		1.08	(1.95)

Dividends and Distributions from:
Net Realized Gains	(5.91)		(1.21)	(2.06)	—	—		—	—

Total Dividends and Distributions	(5.91)		(1.21)	(2.06)	—	—		—	—

Redemption Fees(4)	—		—	—	—	—		—	—

Net asset value, End of Period	$5.61		$10.17	$9.18	$10.75	$8.79		$9.53	$8.45

Total Return(5)	17.22%		27.47%	6.56%	22.30%	(7.77)%		12.78%	(18.75)%

Ratios/Supplemental Data
Net assets, End of Period (Thousands)	$7,029		$10,330	$20,930	$120,543	$160,496		$174,434	$138,929
Ratio of Expenses to Average Net Assets (including waivers and recoupment, excluding fees paid indirectly)	1.35	%(6)	1.35%	1.35%	1.35%	1.35	%(6)	1.29%	1.11%
Ratio of Expenses to Average Net Assets (excluding waivers and recoupment and fees paid indirectly)	1.58	%(6)	1.50%	1.45%	1.38%	1.47	%(6)	1.34%	1.41%
Ratio of Net Investment Loss to Average Net Assets	(0.95	)%(6)	(0.29)%	(0.93)%	(0.93)%	(0.97	)%(6)	(0.93)%	(0.66)%
Portfolio Turnover Rate(7)	68%		131%	138%	122%	7%		97%	126%

(1)	The Fund changed its fiscal year end to August 31.
(2)	Effective February 8, 2010, the Fund acquired all the assets and liabilities of the Perimeter Small Cap Growth Fund, a series of The Advisors’ Inner Circle Fund II (the “Predecessor Fund”). The financial highlights for the period to that date reflect the performance of the Predecessor Fund.
(3)	Per share data calculated using average share method.
(4)	Amount is less than $0.01 per share.
(5)	Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.
(6)	Annualized.
(7)	Portfolio turnover rate has not been annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

11

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SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.

	I Shares
	Six Month Period Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Year Ended August 31, 2012	Year Ended August 31, 2011	One Month Period Ended August 31, 2010(1)(2)		Year Ended July 31, 2010(2)	Year Ended July 31, 2009(2)
Net asset value, Beginning of Period	$10.35		$9.30		$10.83	$8.84	$9.58		$8.48	$10.42

Income/(Loss) from Operations:
Net Investment Loss(3)	(0.03)		(—	)(4)	(0.07)	(0.08)	(0.01)		(0.07)	(0.05)
Net Realized and Unrealized Gains (Loss) on Investments	1.42		2.26		0.60	2.07	(0.73)		1.17	(1.89)

Total from Operations	1.39		2.26		0.53	1.99	(0.74)		1.10	(1.94)

Dividends and Distributions from:
Net Realized Gains	(5.91)		(1.21)		(2.06)	—	—		—	—

Total Dividends and Distributions	(5.91)		(1.21)		(2.06)	—	—		—	—

Redemption Fees(4)	—		—		—	—	—		—	—

Net asset value, End of Period	$5.83		$10.35		$9.30	$10.83	$8.84		$9.58	$8.48

Total Return(5)	17.37%		27.81%		6.93%	22.51%	(7.73)%		12.97%	(18.62)%

Ratios/Supplemental Data
Net assets, End of Period (Thousands)	$73,416		$79,981		$191,510	$215,789	$165,334		$179,290	$154,905
Ratio of Expenses to Average Net Assets (including waivers and recoupment, excluding fees paid indirectly)	1.10	%(6)	1.10%		1.10%	1.10%	1.10	%(6)	1.10%	1.04%
Ratio of Expenses to Average Net Assets (excluding waivers and recoupment and fees paid indirectly)	1.33	%(6)	1.25%		1.20%	1.14%	1.22	%(6)	1.16%	1.36%
Ratio of Net Investment Loss to Average Net Assets	(0.70	)%(6)	(0.04)%		(0.68)%	(0.69)%	(0.72	)%(6)	(0.74)%	(0.64)%
Portfolio Turnover Rate(7)	68%		131%		138%	122%	7%		97%	126%

(1)	The Fund changed its fiscal year end to August 31.
(2)	Effective February 8, 2010, the Fund acquired all the assets and liabilities of the Perimeter Small Cap Growth Fund, a series of The Advisors’ Inner Circle Fund II (the “Predecessor Fund”). The financial highlights for the period to that date reflect the performance of the Pedecessor Fund.
(3)	Per share data calculated using average share method.
(4)	Amount is less than $0.01 per share.
(5)	Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.
(6)	Annualized.
(7)	Portfolio turnover rate has not been annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

12

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements

February 28, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Perimeter Small Cap Growth Fund (the “Fund”). As of February 28, 2014, the Fund offers Investor Class Shares and I Shares.

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty-eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments*	$78,884,136	$78,884,136	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Furthermore, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

13

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended February 28, 2014, there were no significant transfers between Levels 1, 2 and 3 for the Fund.

Options Written – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

The Perimeter Small Cap Growth Fund had no transactions in options written during the period ended February 28, 2014.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents.These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

14

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

REDEMPTION FEES — The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. The fees are reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Perimeter Capital Management (the “Adviser”) serves as investment adviser to the Fund. For its services, the Adviser is entitled to receive a monthly fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to 1.35% and 1.10% of the Fund’s average daily net assets attributable to Investor Class Shares and I Shares, respectively. In determining theAdviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Company’s Board of Directors. If at any time during the first three years the advisory agreement is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.35% and 1.10% of the Fund’s Investor Class Shares and I Shares average daily net assets, respectively, the Adviser may recoup any waived amount from the Fund if such reimbursement does not cause the Fund to exceed existing expense limitations. As of February 28, 2014, the total fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $183,424, $275,981, $236,487 and $91,732 expiring in 2014, 2015, 2016 and 2017, respectively.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of NewYork Mellon (the “Custodian”) provides certain custodian services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2014 was $5,426. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

15

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Concluded)

February 28, 2014

(Unaudited)

4. Investment in Securities

For the six months ended February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$55,510,779	$82,571,579

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$60,567,131	$19,265,685	$(948,680)	$18,317,005

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
$13,836,407	$16,929,901	$16,786,121

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the year ended August 31, 2013 was as follows:

Ordinary Income	Long-Term Gains	Total
$—	$24,867,936	$24,867,936

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years.Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year-end subject to the Modernization Act was August 31, 2012. As of August 31, 2013, the Fund had no capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was no subsequent event requiring recognition or disclosure in the financial statements.

16

PERIMETER

SMALL CAP GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 968-4964 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

17

Intentionally Left Blank

Investment Adviser

Perimeter Capital Management

Six Concourse Parkway

Suite 3300

Atlanta, GA 30328

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

ROBECO INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

Equity markets around the world surged in 2013 as investors’ spirits were bolstered by the easy monetary policies of central banks around the world and the slow and steady 5-year recovery from the financial crisis. The S&P 500 returned an astounding 32.4% in 2013, its best annual gain since 1997. As of the February 28, 2014 close of the reporting period, investors have clearly gained confidence in the measured global expansion as well as the ongoing safety net being provided by central banks around the world.

The economic news in the U.S. was surprisingly solid through calendar year 2013 with existing home prices up 9%, employment increasing by 2.3 million, S&P 500 earnings growth of 8%, and real GDP up 2.5%. Meanwhile, the budget deficit narrowed by $400 billion and the consumer price index rose just 1.2%. Stock market sentiment improved considerably over the latter half of 2013 as well, which led to an increase of the market price-earnings multiple by roughly two points. This multiple expansion was a major driver behind the market’s increase. While balance sheets of central banks expanded around the world to aid the recovery, the U.S. stock market has taken the Federal Reserve’s tapering news in stride.

As 2014 unfolds, recent economic data has been mixed. There have been some negative issues such as poor weather that led to some disappointing news in January and February. Emerging markets remain a concern in 2014. China’s growth continues to disappoint as its soft landing has had difficulty reaccelerating. Ukraine/Russia/U.S. political tensions have also roiled investors. On the other hand, there have been some positive developments such as the improved employment picture in the United States. Housing prices have again accelerated after a six-month hiatus. Inflation around the world has remained extremely benign. Corporations appeared to be spending their cash hoards with a significant increase in transactions over the past several months. The last and perhaps most important missing piece to a self-sustaining economic recovery—bank loan growth—rebounded strongly during the first quarter of 2014.

We remain steadfast in our outlook for about 3% global growth in 2014 with low inflation. We expect central bankers and investors will continue to play a game of “cat and mouse” for the rest of this year as well, and that the Federal Reserve will continue to convey that economies are improving and that tapering will continue. As a result, investors need to remain patient with this wandering market. We have been somewhat spoiled by the almost steady upward trajectory of stock prices over the past two years. Consolidation phases are healthy as momentum players’ mettle is tested and value investors remain persistent scouring for opportunities. We expect the market to continue to grind higher this year as investor optimism is buoyed by steady growth, low inflation and solid earnings. Rather than trying to predict these variable outcomes, we will continue to do what we do best—identify stocks that we believe will outperform for your portfolio. By focusing on companies with low valuation, high and increasing returns on capital and improving business momentum, we believe we can create excess returns for you regardless of the investing environment.

Sincerely,

Robeco Investment Management

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

SEMI-ANNUAL REPORT 2014	1

ROBECO INVESTMENT FUNDS

Total Returns for the Period Ended February 28, 2014 (unaudited)

			Average Annual
	Six-Month*	1 Year	5 Year	10 Year	Since Inception

Robeco Boston Partners Small Cap Value Fund II
Institutional Class	15.54%	27.29%	29.28%	8.88%	N/A
Investor Class	15.41%	27.04%	28.98%	8.61%	N/A
Russell 2000® Value Index	16.23%	26.19%	25.13%	8.09%	N/A
Russell 2000® Index[1]	17.75%	31.56%	26.63%	8.71%	N/A
[1] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Robeco Boston Partners Long/Short Equity Fund
Institutional Class	0.64%	1.17%	25.85%	12.44%	N/A
Investor Class	0.52%	0.93%	25.42%	12.10%	N/A
S&P 500® Index	15.07%	25.37%	23.00%	7.16%	N/A

Robeco Boston Partners Long/Short Research Fund
Institutional Class[1]	9.29%	15.18%	N/A	N/A	12.19%
S&P 500® Index	15.07%	25.37%	N/A	N/A	17.90%

Investor Class[2]	9.13%	14.87%	N/A	N/A	11.21%
S&P 500® Index	15.07%	25.37%	N/A	N/A	17.76%
[1] Inception date September 30, 2010
[2] Inception date November 29, 2010

Robeco Boston Partners All-Cap Value Fund
Institutional Class	15.05%	29.87%	23.53%	9.99%	N/A
Investor Class	14.95%	29.67%	23.30%	9.74%	N/A
Russell 3000® Value Index	13.68%	23.65%	23.34%	7.30%	N/A
Russell 3000® Index[2]	15.84%	26.74%	23.86%	7.67%	N/A
[2] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Robeco WPG Small/Micro Cap Value Fund
Institutional Class[1]	12.80%	26.24%	25.67%	7.51%	N/A
Russell 2000® Value Index	16.23%	26.19%	25.13%	8.09%	N/A

Robeco Boston Partners Global Equity Fund
Institutional Class[1]	17.62%	25.97%	N/A	N/A	22.60%
MSCI World Index	14.91%	22.34%	N/A	N/A	20.90%
[1] Inception date December 30, 2011

Robeco Boston Partners International Equity Fund
Institutional Class[1]	18.09%	25.39%	N/A	N/A	22.38%
MSCI EAFE	15.12%	19.78%	N/A	N/A	20.34%
[1] Inception date December 30, 2011

*	Not annualized

2	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expense and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s NAV to be disproportionately volatile. The strategy also may generate high portfolio turnover which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectus:

	Institutional Class	Investor Class
Robeco Boston Partners Small Cap Value Fund II	1.29%	1.54%
Robeco Boston Partners Long/Short Equity Fund	4.30%[1]	4.55%[1]
Robeco Boston Partners Long/Short Research Fund	2.71%[1]	2.96%[1]
Robeco Boston Partners All-Cap Value Fund	0.97%	1.22%
Robeco WPG Small/Micro Cap Value Fund	1.54%	N/A
Robeco Boston Partners Global Equity Fund	3.05%	N/A
Robeco Boston Partners International Equity Fund	3.18%	N/A
Robeco Boston Partners Global Long/Short Fund	5.44%[1]	N/A

[1] Includes interest and dividend expense on short sales.

SEMI-ANNUAL REPORT 2014	3

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2013 through February 28, 2014, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio		Expenses Paid During Period*
Robeco Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$1,155.40	1.24%		$6.63
Hypothetical	1,000.00	1,018.65	1.24%		6.21
Investor
Actual	$1,000.00	$1,154.10	1.49%		$7.96
Hypothetical	1,000.00	1,017.41	1.49%		7.45
Robeco Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$1,006.40	4.10	%(1)	$20.40
Hypothetical	1,000.00	1,004.46	4.10	%(1)	20.38
Investor
Actual	$1,000.00	$1,005.20	4.35	%(1)	$21.63
Hypothetical	1,000.00	1,003.22	4.35	%(1)	21.61
Robeco Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$1,092.90	2.31	%(1)	$11.99
Hypothetical	1,000.00	1,013.34	2.31	%(1)	11.53
Investor
Actual	$1,000.00	$1,091.30	2.56	%(1)	$13.27
Hypothetical	1,000.00	1,012.10	2.56	%(1)	12.77

4	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited) (concluded)

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio		Expenses Paid During Period*
Robeco Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,150.50	0.70%		$3.73
Hypothetical	1,000.00	1,021.32	0.70%		3.51
Investor
Actual	$1,000.00	$1,149.50	0.95%		$5.06
Hypothetical	1,000.00	1,020.08	0.95%		4.76
Robeco Boston Partners WPG Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$1,128.00	1.46%		$7.70
Hypothetical	1,000.00	1,017.55	1.46%		7.30
Robeco Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$1,176.20	0.97%		$5.23
Hypothetical	1,000.00	1,019.98	0.97%		4.86
Robeco Boston Partners International Equity Fund
Institutional
Actual	$1,000.00	$1,180.90	1.01%		$5.46
Hypothetical	1,000.00	1,019.79	1.01%		5.06
Robeco Boston Partners Global Long/Short Fund**
Institutional
Actual	$1,000.00	$997.00	3.66	%(1)	$5.71
Hypothetical	1,000.00	1,006.44	3.66	%(1)	18.21

*	Expenses are equal to the Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return of 15.54% and 15.41% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners Small Cap Value Fund II; 0.64% and 0.52% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners Long/Short Equity Fund; 9.29% and 9.13% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners Long/Short Research Fund; 15.05% and 14.95% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners All-Cap Value Fund; 12.80% for the Institutional Class of the WPG Small/Micro Cap Value Fund, 17.62% for the Institutional Class of the Robeco Boston Partners Global Equity Fund, 18.09% for the Institutional Class of the Robeco Boston Partners International Equity Fund and (0.30%) for the Institutional Class of the Robeco Boston Partners Global Long/Short Fund for the period beginning December 31, 2013 (commencement of operations) to February 28, 2014.

**	Expenses are equal to the Fund’s annualized expense ratio for the period beginning December 31, 2013 (commencement of operations) to February 28, 2014 of 3.66%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (57) then divided by 365 days to reflect the days in the period. For comparison purposes, the hypothetical expenses are as if the Fund had been in existence from September 1, 2013 and are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by 365 to reflect the period.

(1)

These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 1.67% and 0.93% of average net assets for the six-month period ended February 28, 2014 for both the Institutional Class and Investor Class of the Robeco Boston Partners Long/Short Equity Fund and Robeco Boston Partners Long/Short Research Fund, respectively, and 1.66% of average net assets for the period beginning December 31, 2013 to February 28, 2014 for the Institutional Class of the Robeco Boston Partners Global Long/Short Fund.

SEMI-ANNUAL REPORT 2014	5

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Consumer Services	20.1%	$40,574,661
Finance	18.7	37,624,880
Capital Goods	14.5	29,240,489
Technology	10.5	21,066,739
Health Care	9.9	19,899,477
Real Estate Investment Trusts	9.0	18,073,537
Consumer Non-Durables	3.5	6,997,596
Consumer Durables	3.0	6,061,606
Basic Industries	2.9	5,821,082
Energy	2.5	5,160,053
Transportation	1.1	2,239,500
Utilities	0.9	1,795,590
RIGHTS	0.1	115,837
SECURITIES LENDING COLLATERAL	3.0	6,139,754
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(521,273)

NET ASSETS	100.0%	$201,332,074

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Technology	16.8%	$126,650,646
Consumer Services	15.8	119,196,998
Finance	12.4	93,848,552
Energy	11.7	88,067,460
Health Care	10.2	77,279,003
Capital Goods	9.1	68,526,247
Basic Industries	7.6	57,285,811
Consumer Non-Durables	6.4	48,017,704
Communications	4.1	30,824,658
Consumer Durables	2.0	15,295,447
Real Estate Investment Trusts	0.9	6,823,014
Transportation	0.2	1,598,375
PREFERRED STOCK	0.0	158,371
SECURITIES LENDING COLLATERAL	2.7	20,006,304
SECURITIES SOLD SHORT	(76.7)	(578,585,710)
WRITTEN OPTIONS	0.0	(309,405)
OTHER ASSETS IN EXCESS OF LIABILITIES	76.8	579,461,828

NET ASSETS	100.0%	$754,145,303

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	16.4%	$637,257,885
Technology	14.5	563,959,704
Health Care	11.6	452,449,457
Energy	11.1	433,691,217
Consumer Services	10.3	399,983,269
Capital Goods	10.3	399,005,956
Basic Industries	5.6	217,705,032
Consumer Non-Durables	4.9	189,909,697
Communications	3.7	143,783,385
Consumer Durables	3.2	126,050,604
Real Estate Investment Trusts	1.5	58,437,188
Transportation	0.3	12,737,991
SECURITIES SOLD SHORT	(44.6)	(1,736,793,396)
WRITTEN OPTIONS	(0.1)	(3,126,200)
OTHER ASSETS IN EXCESS OF LIABILITIES	51.3	1,996,428,131

NET ASSETS	100.0%	$3,891,479,920

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	26.5%	$218,441,603
Technology	17.0	140,089,421
Health Care	17.0	139,841,080
Consumer Services	10.0	82,305,536
Energy	8.6	71,010,354
Capital Goods	5.5	45,669,414
Consumer Non-Durables	4.9	40,490,276
Consumer Durables	3.5	28,724,808
Communications	1.7	14,294,301
Real Estate Investment Trusts	0.2	1,691,138
Basic Industries	0.9	7,685,615
PREFERRED STOCK	0.0	43,192
SECURITIES LENDING COLLATERAL	0.3	2,725,161
WRITTEN OPTIONS	0.0	(91,692)
OTHER ASSETS IN EXCESS OF LIABILITIES	3.9	32,370,893

NET ASSETS	100.0%	$825,291,100

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited) (concluded)

ROBECO WPG SMALL/MICRO CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	22.6%	$10,333,260
Real Estate Investment Trusts	12.9	5,870,743
Energy	11.3	5,155,635
Consumer Services	8.8	4,029,728
Technology	8.4	3,851,349
Capital Goods	7.8	3,559,051
Transportation	6.6	3,001,719
Health Care	5.0	2,284,512
Utilities	4.3	1,970,973
Consumer Non-Durables	3.5	1,611,397
Consumer Durables	2.5	1,154,660
Basic Industries	1.6	711,263
SECURITIES LENDING COLLATERAL	11.6	5,306,318
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.9)	(3,165,533)

NET ASSETS	100.0%	$45,675,075

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	16.7%	$11,610,395
Health Care	16.4	11,405,911
Consumer Discretionary	14.6	10,212,911
Information Technology	11.1	7,743,946
Industrials	10.2	7,092,298
Consumer Staples	9.9	6,895,439
Materials	9.6	6,670,641
Energy	6.4	4,463,499
Telecommunication Services	0.6	444,763
OTHER ASSETS IN EXCESS OF LIABILITIES	4.5	3,160,025

NET ASSETS	100.0%	$69,699,828

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS

INTERNATIONAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Financials	14.5%	$1,982,196
Consumer Discretionary	14.0	1,908,739
Industrials	14.0	1,906,685
Health Care	13.7	1,864,721
Information Technology	11.3	1,540,702
Materials	9.4	1,274,866
Energy	8.1	1,103,635
Consumer Staples	6.1	835,453
Telecommunication Services	2.8	386,790
OTHER ASSETS IN EXCESS OF LIABILITIES	6.1	829,012

NET ASSETS	100.0%	$13,632,799

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Health Care	7.4%	$586,506
Finance	6.6	527,198
Consumer Services	4.1	326,173
Industrial	3.5	280,214
Basic Industries	3.5	275,575
Energy	2.9	231,327
Consumer Staples	2.6	205,817
Consumer Discretionary	2.2	173,210
Information Technology	2.2	173,092
Technology	1.9	149,802
Communications	1.3	99,597
Materials	1.0	80,855
Capital Goods	1.0	78,334
Consumer Durables	0.7	58,022
Computer Software & Services	0.6	51,572
Consumer Non-Durables	0.6	49,709
Real Estate Investment Trusts	0.3	27,112
Telecommunication Services	0.3	22,520
SECURITIES SOLD SHORT	(23.4)	(1,867,638)
OTHER ASSETS IN EXCESS OF LIABILITIES	80.8	6,435,146

NET ASSETS	100.0%	$7,964,143

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	7

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—96.6%
Basic Industries—2.9%
Graphic Packaging Holding Co. *	318,145	$3,257,805
PolyOne Corp.	15,344	575,400
Schweitzer-Mauduit International, Inc.	30,850	1,484,811
Sensient Technologies Corp.	9,595	503,066

		5,821,082

Capital Goods—14.5%
Actuant Corp., Class A	52,645	1,845,734
Aegion Corp. *	57,080	1,321,402
Ampco-Pittsburgh Corp.	17,245	352,660
Brady Corp., Class A	27,203	727,680
Cabot Corp.	26,745	1,447,974
Curtiss-Wright Corp.	18,695	1,274,251
Drew Industries, Inc.	23,585	1,161,325
Globe Specialty Metals, Inc.	82,320	1,635,698
Granite Construction, Inc.	32,370	1,189,921
Hillenbrand, Inc.	32,650	975,582
Huntington Ingalls Industries, Inc.	17,040	1,726,663
LSB Industries, Inc. *	28,925	945,558
MRC Global, Inc. *	61,050	1,570,206
Mueller Industries, Inc.	17,100	1,068,408
Orion Marine Group, Inc. *	124,735	1,408,258
Rofin-Sinar Technologies, Inc. *	7,000	164,290
Stock Building Supply Holdings, Inc. *	65,570	1,459,588
Terex Corp.	42,985	1,914,122
WESCO International, Inc. *	31,255	2,694,494
World Fuel Services Corp.	96,772	4,356,675

		29,240,489

Consumer Durables—3.0%
Tempur Sealy International, Inc. *	37,955	1,968,726
Thor Industries, Inc.	44,540	2,494,685
Tower International, Inc. *	62,235	1,598,195

		6,061,606

Consumer Non-Durables—3.5%
Alliance One International, Inc. *	92,050	247,614
Fresh Del Monte Produce, Inc.	26,465	700,264
Matthews International Corp., Class A	11,315	464,254
Nu Skin Enterprises, Inc., Class A	10,075	841,464
Skechers U.S.A., Inc., Class A *	31,895	1,075,818
Steven Madden Ltd. *	39,277	1,431,647
Take-Two Interactive Software, Inc. *	52,620	1,040,297
Universal Corp.	20,750	1,196,238

		6,997,596

Consumer Services—20.1%
Abercrombie & Fitch Co., Class A	83,555	3,311,285
ABM Industries, Inc.	22,920	647,032
Aeropostale, Inc. * (a)	36,470	267,690
American Eagle Outfitters, Inc.	62,870	913,501
Asbury Automotive Group, Inc. *	56,480	2,871,443
Ascena Retail Group, Inc. *	62,165	1,136,998

	Number of Shares	Value
Consumer Services—(continued)
Booz Allen Hamilton Holding Corp.	49,545	$1,041,931
Brink’s Co., (The)	42,485	1,291,969
CBIZ, Inc. *	56,985	520,273
Ennis, Inc.	22,725	359,055
Finish Line, Inc., (The), Class A	119,995	3,242,265
FTI Consulting, Inc. *	52,110	1,521,091
G&K Services, Inc., Class A	19,182	1,201,369
Group 1 Automotive, Inc.	19,065	1,272,779
Heidrick & Struggles International, Inc.	41,320	759,875
ICF International, Inc. *	15,730	635,807
International Speedway Corp., Class A	42,598	1,436,831
KAR Auction Services, Inc.	82,205	2,561,508
Knoll, Inc.	49,943	777,613
Korn/Ferry International *	19,595	497,517
Live Nation Entertainment, Inc. *	49,890	1,132,004
MAXIMUS, Inc.	39,145	1,870,740
Men’s Wearhouse, Inc., (The)	56,600	3,044,514
Navigant Consulting, Inc. *	128,885	2,246,466
Odyssey Marine Exploration, Inc. * (a)	121,860	266,873
Rent-A-Center, Inc.	33,035	830,500
Rite Aid Corp. *	280,760	1,850,208
RPX Corp. *	110,955	1,777,499
Steiner Leisure Ltd. *	8,405	371,669
Viad Corp.	15,570	374,459
XO Group, Inc. *	45,385	541,897

		40,574,661

Energy—2.5%
Bristow Group, Inc.	17,440	1,353,344
Contango Oil & Gas Co. *	11,510	545,804
Forum Energy Technologies, Inc. *	25,340	656,306
Helix Energy Solutions Group, Inc. *	35,090	829,528
Rosetta Resources, Inc. *	19,255	854,344
Western Refining, Inc.	25,260	920,727

		5,160,053

Finance—18.7%
American Capital Mortgage Investment Corp.	31,190	629,102
Ameris Bancorp *	25,098	528,062
AMERISAFE, Inc.	19,645	855,343
Apollo Investment Corp.	39,395	337,221
BBCN Bancorp, Inc.	142,025	2,417,266
Centerstate Banks, Inc.	58,160	635,689
Columbia Banking System, Inc.	30,065	788,304
Cowen Group, Inc., Class A *	29,185	124,912
Federal Agricultural Mortgage Corp., Class C	5,860	184,356
Fifth Street Finance Corp.	98,295	965,257
First American Financial Corp.	102,945	2,773,338
First Citizens Bancshares, Inc., Class A	3,560	798,828
First NBC Bank Holding Co. *	35,470	1,183,634
FirstMerit Corp.	67,401	1,399,245
Flushing Financial Corp.	28,520	590,934

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Numberof Shares	Value
Finance—(continued)
Gladstone Capital Corp.	16,670	$166,533
Global Indemnity PLC *	15,158	395,321
Heritage Financial Corp.	36,690	650,514
Infinity Property & Casualty Corp.	11,885	876,519
JMP Group, Inc.	71,505	525,562
Maiden Holdings Ltd.	170,765	1,917,691
Nationstar Mortgage Holdings, Inc. * (a)	53,385	1,539,090
Navigators Group, Inc., (The) *	9,470	574,071
Nelnet, Inc., Class A	41,816	1,677,658
Park Sterling Corp.	46,540	305,302
PHH Corp. *	103,630	2,697,489
Platinum Underwriters Holdings Ltd.	25,710	1,507,120
Safety Insurance Group, Inc.	10,740	599,614
Stancorp Financial Group, Inc.	14,860	983,435
Stewart Information Services Corp.	69,855	2,583,238
SVB Financial Group *	10,315	1,298,762
Symetra Financial Corp.	82,505	1,625,349
Walker & Dunlop, Inc. *	99,175	1,669,115
Walter Investment Management Corp. * (a)	44,535	1,137,869
Washington Federal, Inc.	30,470	683,137

		37,624,880

Health Care—9.9%
Amsurg Corp. *	22,475	985,753
Centene Corp. *	15,100	961,568
Chemed Corp. (a)	17,620	1,490,652
Hanger Orthopedic Group, Inc. *	47,440	1,681,748
ICON PLC *	24,220	1,134,465
Integra LifeSciences Holdings Corp. *	31,500	1,481,760
Kindred Healthcare, Inc.	88,187	1,910,130
LHC Group, Inc. *	18,360	432,562
LifePoint Hospitals, Inc. *	16,030	869,628
Omnicell, Inc. *	27,255	784,399
Owens & Minor, Inc.	28,302	982,645
PAREXEL International Corp. *	23,735	1,271,484
Select Medical Holdings Corp.	95,040	1,065,398
Symmetry Medical, Inc. *	126,990	1,343,554
U.S. Physical Therapy, Inc.	79,374	2,633,629
VCA Antech, Inc. *	28,095	870,102

		19,899,477

Real Estate Investment Trusts—9.0%
Altisource Residential Corp., Class B (a)	27,530	786,807
American Residential Properties, Inc. * (a)	61,105	1,112,111
Anworth Mortgage Asset Corp.	130,887	677,995
Ares Commercial Real Estate Corp.	99,515	1,352,409
Chatham Lodging Trust	54,990	1,147,641
Colony Financial, Inc.	23,745	536,162
CYS Investments, Inc.	232,680	2,047,584

	Numberof Shares	Value
Real Estate Investment Trusts—(continued)
Gladstone Commercial Corp.	19,205	$334,167
Hatteras Financial Corp.	98,495	1,942,321
Javelin Mortgage Investment Corp. (a)	66,035	957,508
MFA Financial, Inc.	306,350	2,407,911
Monmouth Real Estate Investment Corp., Class A	75,090	726,871
QTS Realty Trust, Inc.	17,255	441,038
Silver Bay Realty Trust Corp.	44,432	696,249
Two Harbors Investment Corp.	280,035	2,906,763

		18,073,537

Technology—10.5%
Bel Fuse, Inc., Class B	30,986	588,734
Belden, Inc.	42,940	3,097,262
Brooks Automation, Inc.	47,990	497,656
Coherent, Inc. *	7,750	528,163
Electronics for Imaging, Inc. *	30,150	1,344,690
EnerSys, Inc.	50,710	3,602,438
Imation Corp. *	32,590	208,576
Insight Enterprises, Inc. *	20,805	478,099
Integrated Device Technology, Inc. *	84,215	992,895
Lexmark International, Inc., Class A	60,315	2,541,674
Magnachip Semiconductor Corp. *	45,275	667,354
NETGEAR, Inc. *	30,755	1,051,206
Sykes Enterprises, Inc. *	87,435	1,720,721
SYNNEX Corp. *	44,200	2,629,016
TeleTech Holdings, Inc. *	21,645	521,212
Teradyne, Inc. *	29,440	597,043

		21,066,739

Transportation—1.1%
Diana Shipping, Inc. *	41,980	546,580
Landstar System, Inc.	9,145	527,758
Quality Distribution, Inc. *	46,280	593,310

UTi Worldwide, Inc.	58,115	571,852

		2,239,500

Utilities—0.9%
PNM Resources, Inc.	68,665	1,795,590

TOTAL COMMON STOCK (Cost $131,222,796)		194,555,210

RIGHTS—0.1%
Edwards Group Ltd., Contingent Value Rights *	113,566	115,837

TOTAL RIGHTS (Cost $0)		115,837

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	9

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
SECURITIES LENDING COLLATERAL—3.0%
BlackRock Liquidity TempFund, Institutional Shares	6,139,754	$6,139,754

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,139,754)		6,139,754

TOTAL INVESTMENTS—99.7% (Cost $137,362,550)		200,810,801

OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		521,273

NET ASSETS—100.0%		$201,332,074

PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan (See Note 6 of the Notes to Financial Statements).

A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock *	$194,555,210	$194,555,210	$—	$—
Rights	115,837	115,837	—	—
Securities Lending Collateral	6,139,754	6,139,754	—	—

Total Assets	$200,810,801	$200,810,801	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—99.9%
COMMON STOCK—97.2%
Basic Industries—7.6%
AEP Industries, Inc. * †	88,443	$3,769,440
African Minerals Ltd. *	717,854	1,785,078
Alcoa, Inc. †	213,998	2,512,337
Barrick Gold Corp. (a)	93,417	1,903,838
Berry Plastics Group, Inc. * †	325,461	7,918,466
Crown Holdings, Inc. * †	183,119	8,244,017
Eldorado Gold Corp. (a)	215,846	1,437,534
Freeport-McMoRan Copper & Gold, Inc. †	146,425	4,776,384
Goldcorp, Inc.	74,304	2,001,007
Greif, Inc., Class B †	43,250	2,367,938
Koppers Holdings, Inc. †	113,962	4,506,057
Newmont Mining Corp. †	68,085	1,583,657
Owens-Illinois, Inc. * †	139,813	4,742,457
Pan American Silver Corp. †	216,205	3,046,328
Royal Gold Inc.	17,425	1,197,272
Steel Dynamics, Inc. †	315,023	5,494,001

		57,285,811

Capital Goods—9.1%
AECOM Technology Corp. * †	180,866	5,776,860
Aggreko PLC	94,804	2,476,544
Bombardier, Inc., Class B	446,513	1,451,167
Cemex SAB de CV ADR * †	330,970	4,329,088
Columbus McKinnon Corp. * †	94,467	2,405,130
Cubic Corp. †	82,371	4,283,292
Fluor Corp. †	67,257	5,225,196
General Cable Corp. †	123,375	3,797,483
Gibraltar Industries, Inc. * †	81,938	1,510,117
Global Brass & Copper Holdings, Inc. †	319,064	5,401,754
Global Power Equipment Group, Inc. †	159,801	2,927,554
Joy Global, Inc. †	93,509	5,142,995
Masonite International Corp. * †	51,752	2,986,090
Orion Marine Group, Inc. * †	365,490	4,126,382
Rofin-Sinar Technologies, Inc. * †	168,241	3,948,616
Safran SA — ADR †	201,474	3,503,633
Tecumseh Products Co., Class A * †	48,586	383,829
URS Corp. †	84,598	3,933,807
WaterFurnace Renewable Energy, Inc. †	75,611	1,554,751
World Fuel Services Corp. †	74,677	3,361,959

		68,526,247

Communications—4.1%
Comcast Corp., Class A †	121,112	6,260,279
DIRECTV * †	71,416	5,541,882
Hawaiian Telcom Holdco, Inc. * †	226,091	6,511,421
IAC/InterActiveCorp. †	41,957	3,252,926
iPass, Inc. *	612,056	948,687
Iridium Communications, Inc. *	776,223	5,060,974
Time Warner Cable, Inc.	7,116	998,731
Vonage Holdings Corp. *	488,017	2,249,758

		30,824,658

	Number of Shares	Value
Consumer Durables—2.0%
AV Homes, Inc. * †	123,802	$2,445,090
Cooper-Standard Holding, Inc. * †	26,574	1,653,939
Dorel Industries, Inc., Class B	176,200	5,966,132
Helen of Troy Ltd. * †	80,084	5,230,286

		15,295,447

Consumer Non-Durables—6.4%
Anheuser-Busch InBev NV — Sponsored ADR †	50,176	5,248,911
Archer-Daniels-Midland Co. †	65,615	2,663,969
Central Garden and Pet Co., Class A *	663,647	4,884,442
Crimson Wine Group Ltd * †	277,686	2,227,042
Dean Foods Co. * †	254,546	3,764,735
Energizer Holdings, Inc. †	37,241	3,625,039
Hanesbrands, Inc. †	48,162	3,529,311
Leucadia National Corp. †	216,681	6,054,067
Lorillard, Inc. †	152,122	7,463,105
Philip Morris International, Inc. †	38,487	3,113,983
Unilever NV †	137,591	5,443,100

		48,017,704

Consumer Services—15.8%
Advance Auto Parts, Inc. †	22,604	2,878,845
Apollo Education Group, Inc. * †	100,067	3,335,233
CRA International, Inc. * †	143,132	3,344,995
CVS Caremark Corp. †	79,916	5,845,056
DeVry Education Group, Inc. †	50,907	2,138,603
eBay, Inc. * †	158,288	9,302,586
Ennis, Inc. †	293,328	4,634,582
Express, Inc. * †	244,174	4,465,942
GNC Holdings, Inc., Class A †	101,175	4,706,661
Harte-Hanks, Inc. †	432,227	3,453,494
Insperity, Inc. †	141,915	4,142,499
ITT Educational Services, Inc. * (a)	149,909	4,651,676
K12, Inc. * (a) †	122,215	2,765,725
Liberty Interactive Corp., Class A * †	131,176	3,830,339
Macy’s, Inc. †	147,676	8,544,533
Realogy Holdings Corp. * †	53,463	2,537,354
Regis Corp. †	233,897	3,288,592
Strayer Education, Inc. * †	58,265	2,783,319
Systemax, Inc. * †	403,086	4,744,322
Tesco PLC — Sponsored ADR †	168,689	2,798,551
Tetra Tech, Inc. * †	166,929	4,820,910
Titan Machinery, Inc. * (a)	170,785	2,701,819
Viacom, Inc., Class B †	45,581	3,998,821
Vitacost.com, Inc. *	200,030	1,490,224
Walgreen Co. †	94,631	6,430,176
Walt Disney Co., (The) †	99,795	8,064,434
Wyndham Worldwide Corp. †	43,130	3,143,314
Wynn Resorts Ltd. †	17,957	4,354,393

		119,196,998

Energy—11.7%
Apache Corp. †	99,049	7,853,595
Canadian Natural Resources Ltd. †	114,083	4,177,719

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	11

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Energy—(continued)
Cenovus Energy, Inc. †	88,877	$2,356,129
Emerald Oil, Inc. *	209,075	1,601,515
Ensco PLC, Class A †	37,465	1,972,907
EOG Resources, Inc. †	33,580	6,360,724
EQT Corp. †	45,195	4,622,997
Halliburton Co. †	66,188	3,772,716
Legacy Oil + Gas, Inc. *	569,706	3,224,650
National Oilwell Varco, Inc. †	48,850	3,763,404
Newfield Exploration Co. * †	130,700	3,684,433
Occidental Petroleum Corp. †	80,148	7,735,885
Phillips 66 †	64,246	4,809,456
Rosetta Resources, Inc. * †	69,898	3,101,374
Rowan Cos PLC, Class A * †	69,917	2,332,431
Royal Dutch Shell PLC, Class A — ADR	60,547	4,412,060
Schlumberger Ltd. †	84,432	7,852,176
SEACOR Holdings, Inc. * †	29,615	2,619,743
Suncor Energy, Inc. (a)	162,340	5,363,714
Talisman Energy, Inc. †	392,725	4,048,995
Tesoro Corp. †	47,066	2,400,837

		88,067,460

Finance—12.4%
ACE Ltd. †	62,989	6,164,733
AerCap Holdings NV * †	143,465	6,168,995
American International Group, Inc. †	156,858	7,806,823
Axis Capital Holdings Ltd. †	82,555	3,629,943
Berkshire Hathaway, Inc., Class B * †	85,736	9,926,514
Century Bancorp, Inc., Class A †	36,535	1,311,607
Citigroup, Inc. †	101,087	4,915,861
Endurance Specialty Holdings Ltd. †	91,301	4,760,434
Fairfax Financial Holdings Ltd. †	4,453	1,854,585
First Southern Bancorp, Inc. Class B 144A * ‡	64,350	398,970
Flushing Financial Corp. †	96,517	1,999,832
HF Financial Corp. †	81,322	1,079,956
JPMorgan Chase & Co. †	91,261	5,185,450
Loews Corp. †	109,341	4,754,147
Maiden Holdings Ltd. †	702,901	7,893,578
National Western Life Insurance Co., Class A †	9,494	2,146,119
New Hampshire Thrift Bancshares, Inc.	29,229	435,512
PartnerRe Ltd. †	50,077	4,951,614
Primus Guaranty Ltd. * †	116,221	946,039
Sprott, Inc.	570,880	1,799,306
Steel Excel, Inc. * †	219,697	6,371,213
Validus Holdings Ltd. †	157,215	5,787,084
White Mountains Insurance Group Ltd. †	6,143	3,560,237

		93,848,552

Health Care—10.2%
Alpha PRO Tech Ltd. *	307,051	712,358
Alphatec Holdings, Inc. *	562,045	792,483

	Number of Shares	Value
Health Care—(continued)
Amgen, Inc. †	40,470	$5,019,089
Amsurg Corp. * †	85,888	3,767,048
Becton, Dickinson & Co. †	31,681	3,650,285
BioScrip, Inc. * †	316,503	2,256,666
Charles River Laboratories International, Inc. * †	40,238	2,390,540
DaVita HealthCare Partners, Inc. * †	104,586	7,188,196
Fresenius Medical Care AG & Co. KGaA — ADR †	196,496	6,749,638
Humana, Inc. †	34,626	3,894,040
Laboratory Corp. of America Holdings * †	68,451	6,402,907
MFC Industrial Ltd (a)	212,512	1,515,211
Omnicare, Inc. †	67,020	3,947,478
Organovo Holdings Inc. (a)	58,982	606,335
Orthofix International NV * †	53,487	1,188,481
Pfizer, Inc. †	198,718	6,380,835
PharMerica Corp. * †	87,660	2,112,606
Sanofi — ADR †	145,248	7,529,656
Teva Pharmaceutical Industries Ltd. — Sponsored ADR †	100,283	5,003,119
UnitedHealth Group, Inc. †	50,795	3,924,930
WuXi PharmaTech Cayman, Inc., — ADR * †	58,427	2,247,102

		77,279,003

Real Estate Investment Trusts—0.9%
Annaly Capital Management, Inc. †	198,748	2,222,003
Hatteras Financial Corp. †	119,297	2,352,537
Two Harbors Investment Corp. †	216,616	2,248,474

		6,823,014

Technology—16.8%
Actuate Corp. * †	534,074	3,033,540
Alpha & Omega Semiconductor Ltd. *	399,060	2,909,147
Amkor Technology, Inc. * †	537,731	3,183,368
Arrow Electronics, Inc. * †	42,367	2,399,243
Avnet, Inc. †	50,167	2,183,770
ChipMOS TECHNOLOGIES Bermuda Ltd.	32,147	732,952
Clicksoftware Technologies Ltd.	630,161	6,301,610
Comtech Telecommunications Corp. †	80,927	2,590,473
Corning, Inc. †	151,190	2,913,431
CSG Systems International, Inc. †	255,256	7,147,168
EMC Corp. †	262,015	6,909,336
Fiserv, Inc. * †	59,370	3,446,429
Flextronics International Ltd. *	491,962	4,403,060
GSI Group, Inc. * †	305,951	3,839,685
Ingram Micro, Inc., Class A * †	73,838	2,174,529
Intel Corp. †	173,023	4,284,049
Jabil Circuit, Inc. †	231,802	4,290,655
Kofax Ltd. * †	200,000	1,628,000
Kulicke & Soffa Industries, Inc. * †	189,348	2,185,076
Magnachip Semiconductor Corp. * †	102,511	1,511,012

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Technology—(continued)
Mellanox Technologies Ltd. * (a)	85,829	$3,134,475
Microsoft Corp. †	282,904	10,838,052
NCR Corp. * †	125,450	4,271,573
NetApp, Inc. †	97,128	3,924,942
O2Micro International Ltd — ADR *	894,430	3,354,113
ON Semiconductor Corp. * †	290,652	2,714,690
Oracle Corp. †	180,276	7,050,594
QLogic Corp. * †	290,125	3,313,228
Reis, Inc. * †	121,853	2,149,487
Rovi Corp. * †	99,388	2,468,798
TE Connectivity Ltd. †	87,725	5,138,931
Teradata Corp. * †	66,223	3,040,960
Travelsky Technology Ltd., Class H ‡	2,745,526	2,770,236
VASCO Data Security International, Inc. *	9,610	76,688
Vishay Intertechnology, Inc. * †	306,743	4,337,346

		126,650,646

Transportation—0.2%
Aurizon Holdings Ltd. ‡	352,065	1,598,375

		1,598,375

TOTAL COMMON STOCK (Cost $571,256,856)		733,413,915

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% 144A ‡	110	158,371

TOTAL PREFERRED STOCK (Cost $110,000)		158,371

SECURITIES LENDING COLLATERAL—2.7%
BlackRock Liquidity TempFund, Institutional Shares	20,006,304	20,006,304

TOTAL SECURITIES LENDING COLLATERAL (Cost $20,006,304)		20,006,304

TOTAL INVESTMENTS—99.9% (Cost $591,373,160)		753,578,590

SECURITIES SOLD SHORT—(76.7%)
COMMON STOCK—(76.7%)
Basic Industries—(1.3%)
Ethanex Energy, Inc. * ‡	(648)	(517)
Kennady Diamonds, Inc. *	(45,900)	(190,265)
Mountain Province Diamonds, Inc. *	(141,626)	(702,464)
Orchids Paper Products Co.	(80,910)	(2,724,239)
Tanzanian Royalty Exploration Corp. *	(171,865)	(397,007)
Texas Industries, Inc. *	(44,275)	(3,758,947)
United States Steel Corp.	(87,484)	(2,118,861)

		(9,892,300)

Capital Goods—(7.5%)
Applied Energetics, Inc. *	(238,070)	(4,094)
Applied Nanotech Holdings, Inc. *	(8,285)	(546)

	Number of Shares	Value
Capital Goods—(continued)
Armstrong World Industries, Inc. *	(81,292)	$(4,462,117)
Arrowhead Research Corp. *	(181,237)	(3,523,247)
Builders FirstSource, Inc. *	(422,478)	(3,637,536)
Carpenter Technology Corp.	(50,070)	(2,961,641)
DynaMotive Energy Systems Corp. *	(72,185)	(7)
Interface, Inc.	(282,223)	(5,435,615)
Lindsay Corp.	(45,753)	(3,882,600)
Martin Marietta Materials, Inc.	(13,642)	(1,664,051)
NN, Inc.	(118,827)	(2,292,173)
Smith & Wesson Holding Corp. *	(402,003)	(4,623,035)
Trex Co., Inc. *	(165,240)	(12,925,073)
USG Corp. *	(66,142)	(2,336,797)
Vulcan Materials Co.	(55,320)	(3,757,888)
Wabash National Corp. *	(386,721)	(5,224,601)

		(56,731,021)

Communications—(6.1%)
Angie’s List, Inc. *	(95,696)	(1,331,131)
Cogent Communications Group, Inc.	(60,629)	(2,324,516)
Costar Group, Inc. *	(13,118)	(2,637,243)
CTC Communications Group, Inc. *	(98,900)	(10)
eGain Communications Corp. *	(142,473)	(1,193,924)
Equinix, Inc. *	(27,657)	(5,253,724)
Facebook, Inc., Class A *	(41,627)	(2,849,784)
Gogo, Inc. *	(63,804)	(1,330,313)
Interliant, Inc. *	(600)	0
LinkedIn Corp., Class A *	(20,445)	(4,171,598)
LivePerson, Inc. *	(183,807)	(2,404,196)
Marketo, Inc. *	(43,039)	(1,764,599)
Meetme, Inc. *	(274,187)	(729,337)
NTELOS Holdings Corp.	(141,817)	(1,982,602)
Pandora Media, Inc. *	(45,020)	(1,684,648)
Shutterfly, Inc. *	(34,801)	(1,898,743)
Shutterstock, Inc. *	(26,205)	(2,604,253)
Trulia, Inc. *	(45,854)	(1,373,786)
Twitter, Inc. *	(97,372)	(5,346,697)
WebMD Health Corp. *	(47,768)	(2,121,377)
Yelp, Inc. *	(28,295)	(2,671,614)

		(45,674,095)

Consumer Durables—(4.7%)
American Axle & Manaufacturing Holdings, Inc. *	(222,756)	(4,305,873)
Cavco Industries, Inc. *	(53,973)	(4,234,182)
Ethan Allen Interiors, Inc.	(146,244)	(3,675,112)
iRobot Corp. *	(146,979)	(6,161,360)
KB Home	(166,534)	(3,397,294)
Qsound Labs, Inc. *	(4,440)	(18)
SodaStream International Ltd. *	(68,529)	(2,705,525)
Standard Pacific Corp. *	(406,397)	(3,702,277)
Tesla Motors, Inc. *	(29,170)	(7,141,108)

		(35,322,749)

Consumer Non-Durables—(3.8%)
Amish Naturals, Inc. *	(25,959)	(156)
Annie’s, Inc. *	(54,811)	(2,054,316)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	13

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Non-Durables—(continued)
Black Diamond, Inc. *	(164,600)	$(1,741,468)
Boulder Brands, Inc. *	(131,648)	(1,979,986)
Columbia Sportswear Co.	(24,878)	(2,067,113)
Deckers Outdoor Corp. *	(21,410)	(1,591,834)
Female Health Co., (The)	(310,915)	(2,148,423)
Green Mountain Coffee Roasters, Inc.	(26,668)	(2,927,613)
Iconix Brand Group, Inc. *	(84,151)	(3,386,236)
Monster Beverage Corp. *	(51,665)	(3,823,210)
Quiksilver, Inc. *	(531,952)	(4,149,226)
Senomyx, Inc. *	(296,601)	(2,954,146)
Valence Technology, Inc. *	(27,585)	(138)

		(28,823,865)

Consumer Services—(13.6%)
Acxiom Corp. *	(123,994)	(4,616,297)
Arctic Cat, Inc.	(71,901)	(3,366,405)
Bankrate, Inc. *	(218,159)	(4,391,541)
Blue Nile, Inc. *	(3,018)	(106,203)
Bravo Brio Restaurant Group, Inc. *	(121,649)	(1,884,343)
Buffalo Wild Wings, Inc. *	(28,328)	(4,107,560)
Care.Com, Inc. *	(76,031)	(1,407,334)
Chefs’ Warehouse, Inc., (The) *	(94,578)	(2,198,939)
Concur Technologies, Inc. *	(21,456)	(2,648,743)
Constant Contact, Inc. *	(73,468)	(2,025,513)
Container Store Group, Inc. (The) *	(96,229)	(3,445,960)
Corporate Resource Services, Inc. *	(131,352)	(342,829)
Cracker Barrel Old Country Store, Inc.	(20,956)	(2,084,074)
Cumulus Media, Inc., Class A *	(523,263)	(3,432,605)
Fresh Market, Inc., (The) *	(76,218)	(2,553,303)
Imax Corp. *	(85,835)	(2,296,086)
inContact, Inc. *	(229,260)	(2,067,925)
Manchester United PLC, Class A *	(121,023)	(1,866,175)
Mattress Firm Holding Corp. *	(28,300)	(1,233,597)
Medidata Solutions, Inc. *	(38,740)	(2,483,234)
Multimedia Games Holding Co., Inc. *	(102,648)	(3,389,950)
Netflix, Inc. *	(26,140)	(11,648,768)
Noodles & Co. *	(3,954)	(157,409)
Nutrisystem, Inc.	(83,413)	(1,227,839)
Potbelly Corp. *	(162,680)	(3,482,979)
Red Robin Gourmet Burgers, Inc. *	(66,098)	(5,151,017)
Sears Holdings Corp. *	(44,160)	(1,976,160)
SFx Entertainment, Inc. *	(177,527)	(1,524,957)
Sprouts Farmers Market, Inc. *	(54,262)	(2,117,303)
Sturm Ruger & Co., Inc.	(28,542)	(1,819,267)
Texas Roadhouse, Inc.	(167,656)	(4,434,501)
Tuesday Morning Corp. *	(11,644)	(185,271)
Ultimate Software Group, Inc., (The) *	(12,001)	(1,992,166)
Viggle, Inc. *	(4,896)	(2,695)
VistaPrint NV *	(55,652)	(2,739,191)
Wendy’s Co., (The)	(684,862)	(6,560,978)

	Number of Shares	Value
Consumer Services—(continued)
World Wrestling Entertainment, Inc.	(63,655)	$(1,458,973)
Zillow, Inc., Class A *	(48,171)	(4,027,096)

		(102,455,186)

Energy—(1.0%)
Beard Co. *	(9,710)	(27)
CARBO Ceramics, Inc.	(17,364)	(2,154,004)
Crescent Point Energy Corp.	(28,548)	(1,001,749)
Goodrich Petroleum Corp. *	(64,163)	(873,900)
Neste Oil OYJ	(149,322)	(3,196,754)

		(7,226,434)

Finance—(1.3%)
Financial Engines, Inc.	(44,228)	(2,499,324)
Green Dot Corp., Class A *	(129,237)	(2,604,126)
WisdomTree Investments, Inc. *	(329,000)	(5,125,820)

		(10,229,270)

Health Care—(18.7%)
ABIOMED, Inc. *	(132,079)	(3,723,307)
Accelerate Diagnostics, Inc. *	(296,553)	(4,383,053)
Accuray, Inc. *	(306,780)	(2,877,596)
Advisory Board Co., (The) *	(57,905)	(3,710,552)
Air Methods Corp. *	(49,780)	(2,689,116)
Akorn, Inc. *	(68,945)	(1,780,160)
Albany Molecular Research, Inc. *	(599,255)	(9,348,378)
Align Technology, Inc. *	(43,217)	(2,261,546)
Aratana Therapeutics, Inc. *	(69,454)	(1,623,140)
Arena Pharmaceuticals, Inc. *	(248,768)	(1,619,480)
athenahealth, Inc. *	(25,856)	(5,012,703)
AVANIR Pharmaceuticals, Inc., Class A *	(473,390)	(1,969,302)
Biotime, Inc. *	(93,456)	(335,507)
BodyTel Scientific, Inc. * ‡	(4,840)	0
CareView Communications, Inc. *	(207,465)	(103,733)
Cerner Corp. *	(117,721)	(7,224,538)
Endologix, Inc. *	(194,086)	(2,620,161)
Fluidigm Corp. *	(50,158)	(2,349,902)
GenMark Diagnostics, Inc. *	(106,935)	(1,332,410)
HealthStream, Inc. *	(69,235)	(1,995,353)
HeartWare International, Inc. *	(49,524)	(4,755,790)
Immunomedics, Inc. *	(251,684)	(1,192,982)
Insulet Corp. *	(76,907)	(3,646,161)
Insys Therapeutics, Inc. *	(59,289)	(3,988,964)
Intuitive Surgical, Inc. *	(10,722)	(4,769,467)
Keryx Biopharmaceuticals, Inc. *	(159,358)	(2,557,696)
Lannett Co, Inc. *	(161,902)	(6,943,977)
Ligand Pharmaceuticals, Inc. *	(30,554)	(2,131,142)
MiMedx Group, Inc. *	(516,925)	(3,696,014)
Mindray Medical International Ltd. — ADR	(71,299)	(2,491,187)
Mirati Therapeutics, Inc. *	(72,629)	(1,767,064)
NanoString Technologies Inc	(84,331)	(1,593,856)
Neogen Corp. *	(48,072)	(2,082,479)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(continued)
Neuralstem, Inc. *	(466,549)	$(1,665,580)
NewLink Genetics Corp. *	(44,444)	(1,964,425)
Novavax, Inc. *	(471,820)	(3,019,648)
Opko Health, Inc. *	(155,129)	(1,476,828)
Organovo Holdings, Inc. *	(442,689)	(4,550,843)
Osiris Therapeutics, Inc. *	(131,227)	(2,003,836)
Quidel Corp. *	(122,596)	(3,435,140)
Raptor Pharmaceutical Corp. *	(172,056)	(2,723,646)
Seattle Genetics, Inc. *	(132,993)	(6,994,102)
Spectrum Pharmaceuticals, Inc. *	(295,074)	(2,463,868)
Staar Surgical Co. *	(139,991)	(1,982,273)
TherapeuticsMD, Inc. *	(390,346)	(2,681,677)
Utah Medical Products, Inc.	(11,917)	(655,316)
Wright Medical Group, Inc. *	(142,956)	(4,548,860)
Zogenix, Inc. *	(520,044)	(2,262,191)

		(141,004,949)

Real Estate Investment Trusts—(0.2%)
St. Joe Co., (The) *	(87,393)	(1,689,307)

		(1,689,307)

Technology—(15.6%)
3D Systems Corp. *	(63,777)	(4,844,501)
ANTs Software, Inc. *	(10,334)	(98)
Applied Micro Circuits Corp. *	(183,026)	(2,097,478)
Benefitfocus, Inc. *	(47,346)	(3,067,074)
CalAmp Corp. *	(160,725)	(5,149,629)
Cavium, Inc. *	(116,461)	(4,906,502)
Ciena Corp. *	(182,367)	(4,480,757)
CommVault Systems, Inc. *	(24,793)	(1,707,742)
Consygen, Inc. *	(200)	0
Cornerstone OnDemand, Inc. *	(38,559)	(2,251,074)
Cray, Inc. *	(163,790)	(5,681,875)
Cree, Inc. *	(30,473)	(1,871,956)
Ener1, Inc. *	(102,820)	(10)
Enphase Energy, Inc. *	(273,975)	(2,210,978)
FireEye, Inc. *	(35,007)	(2,997,999)
First Solar, Inc. *	(79,595)	(4,542,487)
Generac Holdings, Inc.	(40,683)	(2,317,711)
Himax Technologies, Inc. — ADR	(199,893)	(2,760,522)
Imageware Systems, Inc. *	(388,259)	(733,810)
Infinera Corp. *	(243,511)	(2,026,012)
IntraLinks Holdings, Inc. *	(370,094)	(4,296,791)
InvenSense, Inc. *	(109,729)	(2,211,039)
IPG Photonics Corp.	(78,863)	(5,659,998)
Methode Electronics, Inc.	(36,732)	(1,245,215)
Neonode, Inc. *	(224,412)	(1,620,255)
Nestor, Inc. *	(15,200)	(306)
NetSuite, Inc. *	(18,947)	(2,180,610)
Palo Alto Networks, Inc. *	(19,566)	(1,392,121)
Parkervision, Inc. *	(142,151)	(710,755)
Proofpoint, Inc. *	(98,660)	(4,089,457)
Qlik Technologies, Inc. *	(148,957)	(4,543,189)
QuickLogic Corp. *	(303,574)	(1,545,192)
Salesforce.com, Inc. *	(43,803)	(2,731,993)
SciQuest Inc *	(135,112)	(3,988,506)
ServiceNow, Inc. *	(45,334)	(3,085,432)

	Number of Shares	Value
Technology—(continued)
Sonus Networks, Inc. *	(877,799)	$(3,274,190)
Splunk, Inc. *	(53,040)	(4,919,460)
Stratasys Ltd. *	(17,230)	(2,190,450)
Tessco Technologies, Inc.	(30,985)	(1,179,909)
Textura Corp. *	(70,732)	(1,903,398)
Tiger Telematics, Inc. *	(6,510)	(7)
TigerLogic Corp. *	(85,760)	(144,077)
Uni-Pixel, Inc. *	(19,665)	(193,897)
Veeva Systems, Inc., Class A *	(164,001)	(5,789,235)
Vicor Corp. *	(49,006)	(527,795)
Violin Memory, Inc. *	(267,703)	(1,164,508)
Workday, Inc., Class A *	(32,833)	(3,609,003)
WorldGate Communications, Inc. *	(582,655)	(291)
Xybernaut Corp. *	(34,156)	0

		(117,845,294)

Transportation—(2.1%)
American Railcar Industries, Inc.	(162,763)	(11,271,338)
Student Transportation, Inc.	(753,053)	(4,661,398)

		(15,932,736)

Utilities—(0.8%)
SolarCity Corp. *	(67,779)	(5,758,504)

TOTAL COMMON STOCK (Proceeds $445,677,380)		(578,585,710)

TOTAL SECURITIES SOLD SHORT—(76.7%) (Proceeds $445,677,380)		(578,585,710)

	Number of Contracts
OPTIONS WRITTEN ††—0.0%
Gogo, Inc. Call Options Expires 08/16/14 Strike Price $30.00	(890)	(160,200)
Sturm Ruger & Co., Inc. Call Options Expires 01/17/15 Strike Price $70.50	(343)	(149,205)

TOTAL OPTIONS WRITTEN (Premiums received $900,455)		(309,405)

OTHER ASSETS IN EXCESS OF LIABILITIES—76.8%		579,461,828

NET ASSETS—100.0%		$754,145,303

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2014, these securities amounted to $557,341 or 0.07% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan (See Note 6 of the Notes to Financial Statements).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	15

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of February 28, 2014, long positions amounted to $4,925,952 and short positions amounted to ($517), or 0.65% and 0.0%, respectively, of net assets.

A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Basic Industries	$57,285,811	$57,285,811	$—	$—
Capital Goods	68,526,247	68,526,247	—	—
Communications	30,824,658	30,824,658	—	—
Consumer Durables	15,295,447	15,295,447	—	—
Consumer Non-Durables	48,017,704	48,017,704	—	—
Consumer Services	119,196,998	119,196,998	—	—
Energy	88,067,460	88,067,460	—	—
Finance	93,848,552	93,449,582	—	398,970
Health Care	77,279,003	77,279,003	—	—
Real Estate Investment Trusts	6,823,014	6,823,014	—	—
Technology	126,650,646	126,650,646	—	—
Transportation	1,598,375	1,598,375	—	—
Preferred Stocks
Finance	158,371	—	—	158,371
Securities Lending Collateral	20,006,304	20,006,304	—	—

Total Assets	$753,578,590	$753,021,249	$—	$557,341

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(9,892,300)	$(9,892,300)	$—	$—
Capital Goods	(56,731,021)	(56,731,021)	—	—
Communications	(45,674,095)	(45,674,085)	—	(10)
Consumer Durables	(35,322,749)	(35,322,749)	—	—
Consumer Non-Durables	(28,823,865)	(28,823,709)	—	(156)
Consumer Services	(102,455,186)	(102,455,186)	—	—
Energy	(7,226,434)	(7,226,434)	—	—
Finance	(10,229,270)	(10,229,270)	—	—
Health Care	(141,004,949)	(141,004,949)	—	—
Real Estate Investment Trusts	(1,689,307)	(1,689,307)	—	—
Technology	(117,845,294)	(117,844,873)	—	(421)
Transportation	(15,932,736)	(15,932,736)	—	—
Utilities	(5,758,504)	(5,758,504)	—	—
Options Written
Equity Contracts	(309,405)	—	(309,405)	—

Total Liabilities	$(578,895,115)	$(578,585,133)	$(309,405)	$(587)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—93.4%
COMMON STOCK—93.4%
Basic Industries—5.6%
Albemarle Corp. †	183,000	$12,076,170
Berry Plastics Group, Inc. * †	1,083,702	26,366,470
Crown Holdings, Inc. * †	523,113	23,550,547
CVR Partners LP	221,287	4,392,547
Graphic Packaging Holding Co. * †	3,186,661	32,631,409
Huntsman Corp. †	1,021,296	24,878,771
International Paper Co. †	522,470	25,543,558
Lintec Corp.	624,500	12,156,624
LyondellBasell Industries NV, Class A	194,844	17,161,860
Owens-Illinois, Inc. * †	436,885	14,819,139
Silgan Holdings, Inc. †	264,803	12,766,153
Smurfit Kappa Group PLC *	134,978	3,758,522
Yamana Gold, Inc.	757,297	7,603,262

		217,705,032

Capital Goods—10.3%
Boeing Co. (The) †	158,918	20,487,709
Carlisle Cos, Inc. †	158,776	12,594,112
Crane Co.	170,715	12,192,465
Cubic Corp. †	298,079	15,500,108
Curtiss-Wright Corp. †	81,408	5,548,769
Dover Corp. †	60,743	5,728,065
Entertainment One Ltd. *	2,421,890	13,991,628
Global Brass & Copper Holdings, Inc. †	770,657	13,047,223
HB Fuller Co. †	323,404	15,678,626
Honeywell International, Inc. †	144,837	13,678,406
Hubbell, Inc., Class B †	65,065	7,777,870
Huntington Ingalls Industries, Inc. †	205,294	20,802,441
Hyundai Mobis Co. Ltd.	33,578	9,860,580
Koninklijke Philips NV	443,635	15,460,680
LISI	7,000	1,136,746
Lockheed Martin Corp. †	194,618	31,586,501
Masco Corp. †	902,037	21,062,564
Minerals Technologies, Inc. †	246,342	13,179,297
Northrop Grumman Corp. †	121,295	14,680,334
Parker Hannifin Corp. †	60,091	7,243,970
Raytheon Co. †	170,006	16,645,287
Rexel SA	167,947	4,241,098
Siemens AG — Sponsored ADR	107,092	14,257,158
Smiths Group PLC	640,810	14,673,164
Tarkett SA *	224,332	9,660,941
Textron, Inc. †	418,029	16,595,751
Timken Co., (The) †	145,713	8,795,237
Triumph Group, Inc. †	283,005	18,451,926
Tyco International Ltd. †	259,690	10,953,724
United Technologies Corp. †	115,310	13,493,576

		399,005,956

Communications—3.7%
Baidu, Inc. — Sponsored ADR * †	51,137	8,740,847
Comcast Corp., Class A †	512,712	26,502,083
Daum Communications Corp.	53,741	3,524,212

	Number of Shares	Value
Communications—(continued)
Google, Inc., Class A * †	7,358	$8,944,753
Liberty Global PLC, Class A *	100,635	8,709,959
Liberty Global PLC, Series C * †	367,788	31,136,932
Millennial Media, Inc. *	661,128	3,993,213
NetEase, Inc. — ADR †	116,426	8,053,186
Perfect World Co. Ltd. — Sponsored ADR	115,013	2,601,594
Sina Corp. * †	76,257	5,210,641
Time Warner Cable, Inc. †	93,902	13,179,146
Verizon Communications, Inc.	1	28
Vodafone Group PLC — Sponsored ADR †	202,489	8,417,449
Windstream Holdings, Inc. †	744,493	5,970,834
Yahoo!, Inc. * †	227,528	8,798,508

		143,783,385

Consumer Durables—3.2%
Ekornes ASA	38,416	576,048
Lear Corp. †	328,352	26,662,182
Newell Rubbermaid, Inc. †	574,055	18,432,906
NVR, Inc. *	9,184	10,947,328
Samsung Electronics Co. Ltd.	9,517	12,056,167
Tenneco, Inc. * †	214,955	12,948,889
Toyota Motor Corp.	286,000	16,460,192
TRW Automotive Holdings Corp. * †	225,389	18,554,022
TS Tech Co. Ltd.	287,500	9,412,870

		126,050,604

Consumer Non-Durables—4.9%
Activision Blizzard, Inc. †	490,462	9,490,440
Aryzta AG	226,059	18,851,444
British American Tobacco PLC	318,758	17,375,812
Britvic PLC	1,071,057	13,930,592
Carlsberg A/S, Class B	141,967	14,956,578
Constellation Brands, Inc., Class A * †	237,849	19,272,904
Henkel AG & Co. KGaA	279,756	28,258,933
Lorillard, Inc. †	275,245	13,503,520
Stock Spirits Group PLC *	2,867,990	13,783,334
Tyson Foods, Inc., Class A †	715,310	28,218,980
Unilever NV †	310,090	12,267,160

		189,909,697

Consumer Services—10.3%
Apollo Education Group, Inc. *	348,387	11,611,739
Bed Bath & Beyond, Inc. * †	268,093	18,182,067
CBS Corp., Class B non-voting shares †	234,140	15,706,111
Conversant, Inc. *	213,756	5,313,974
CVS Caremark Corp. †	333,021	24,357,156
eBay, Inc. * †	153,479	9,019,961
Equifax, Inc. †	220,373	15,439,332
Expedia, Inc. †	113,072	8,879,544
Foot Locker, Inc. †	299,462	12,490,560
FTI Consulting, Inc. * †	191,975	5,603,750
Gannett Co., Inc. †	514,095	15,294,326
Global Sources Ltd. *	107,439	729,511
Liberty Media Corp., Class A * †	107,310	14,718,640

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	17

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Live Nation Entertainment, Inc. * †	575,398	$13,055,781
Macy’s, Inc. †	341,608	19,765,439
Manpowergroup, Inc. †	281,386	21,993,130
Moody’s Corp. †	180,480	14,257,920
News Corp., Class A * †	995,075	18,239,725
Omnicom Group, Inc. †	266,461	20,165,768
Phoenix New Media Ltd. — ADR *	701,315	7,560,176
Rite Aid Corp. *	3,334,214	21,972,470
Robert Half International, Inc. †	367,000	15,024,980
Six Flags Entertainment Corp.	278,517	11,363,494
Target Corp.	153,727	9,614,087
Time Warner, Inc. †	211,835	14,220,484
Towers Watson & Co., Class A †	90,861	9,912,935
Viacom, Inc., Class B †	164,505	14,432,024
Walt Disney Co., (The) †	194,345	15,705,019
WPP PLC	700,990	15,353,166

		399,983,269

Energy—11.1%
Canacol Energy Ltd. *	1,531,718	9,779,867
Canadian Natural Resources Ltd.	544,105	19,925,125
Diamondback Energy, Inc. * †	454,703	29,251,044
Energen Corp. †	334,488	26,906,215
EOG Resources, Inc. †	186,487	35,324,367
EQT Corp. †	238,419	24,387,879
Exxon Mobil Corp. †	531,754	51,191,958
Gulfport Energy Corp. * †	214,902	14,205,022
Halliburton Co. †	275,650	15,712,050
Inpex Corp.	680,600	8,648,174
Kosmos Energy Ltd. * †	1,026,539	11,271,398
Noble Energy, Inc.	291,493	20,043,059
Occidental Petroleum Corp. †	334,528	32,288,643
Pacific Drilling SA *	683,810	7,426,177
Phillips 66 †	317,844	23,793,802
QEP Resources, Inc.	572,662	16,567,112
Rice Energy, Inc. * †	1,036,372	24,872,928
Rosetta Resources, Inc. *	121,952	5,411,010
Schlumberger Ltd. †	238,129	22,145,997
Valero Energy Corp. †	478,708	22,968,410
Western Refining, Inc. †	317,448	11,570,980

		433,691,217

Finance—16.4%
ACE Ltd. †	213,801	20,924,704
Allianz SE, Registered Shares	86,214	15,375,022
Allstate Corp., (The) †	394,501	21,405,624
Axis Capital Holdings Ltd. †	308,008	13,543,112
Bangkok Bank PCL	704,500	3,721,400
Bank of America Corp. †	1,552,119	25,656,527
BB&T Corp. †	653,728	24,710,918
Berkshire Hathaway, Inc., Class B * †	183,789	21,279,090
Capital One Financial Corp. †	409,664	30,081,628
Charles Schwab Corp., (The) †	527,854	13,993,410
Citigroup, Inc. †	616,337	29,972,468
Comerica, Inc. †	93,810	4,519,766
Discover Financial Services †	416,924	23,923,099

	Number of Shares	Value
Finance—(continued)
Endurance Specialty Holdings Ltd. †	291,305	$15,188,643
Fifth Third Bancorp †	1,288,430	27,952,489
First NBC Bank Holding Co. *	47,135	1,572,895
First Niagara Financial Group, Inc. †	723,934	6,566,081
Goldman Sachs Group, Inc., (The) †	121,027	20,144,944
Huntington Bancshares, Inc. †	1,919,855	18,296,218
JPMorgan Chase & Co. †	559,101	31,768,119
MetLife, Inc. †	267,867	13,572,821
Morgan Stanley †	193,173	5,949,728
PNC Financial Services Group, Inc., (The) †	240,750	19,688,535
Raymond James Financial, Inc. †	247,853	13,081,681
Regions Financial Corp. †	2,246,161	23,899,153
Reinsurance Group of America, Inc. †	140,308	10,802,313
SLM Corp.	523,813	12,540,083
Standard Chartered PLC	440,409	9,322,670
State Street Corp. †	357,041	23,446,882
SunTrust Banks, Inc. †	356,400	13,429,152
TD Ameritrade Holding Corp. †	416,860	13,935,630
Torchmark Corp. †	134,310	10,410,368
Travelers Cos., Inc., (The) †	249,234	20,895,779
US Bancorp †	215,125	8,850,243
Validus Holdings Ltd. †	537,439	19,783,130
Wells Fargo & Co. †	623,671	28,950,808
WR Berkley Corp. †	438,961	18,102,752

		637,257,885

Health Care—11.6%
AbbVie, Inc. †	578,053	29,428,678
Amgen, Inc. †	162,571	20,162,055
Bayer AG — Sponsored ADR	95,768	13,524,357
Boston Scientific Corp. * †	1,004,836	13,163,352
Cardinal Health, Inc. †	286,759	20,511,871
CareFusion Corp. * †	219,744	8,906,224
Covidien PLC †	247,651	17,818,489
DaVita HealthCare Partners, Inc. * †	247,854	17,035,005
Endo Health Solutions, Inc. * †	127,406	10,169,547
Express Scripts Holding Co. * †	310,126	23,355,589
ICON PLC *	245,688	11,508,026
Integra LifeSciences Holdings Corp. * †	155,863	7,331,795
Johnson & Johnson †	465,468	42,878,912
Laboratory Corp. of America Holdings * †	202,458	18,937,921
McKesson Corp. †	111,557	19,751,167
Medtronic, Inc. †	178,427	10,573,584
Novartis AG — ADR †	339,957	28,277,623
Omnicare, Inc. †	316,647	18,650,508
Pfizer, Inc. †	1,116,669	35,856,242
Quest Diagnostics, Inc. †	320,539	16,988,567
Sanofi — ADR	428,275	22,201,776
Select Medical Holdings Corp. †	1,140,284	12,782,584
UnitedHealth Group, Inc. †	191,872	14,825,949

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(continued)
Universal Health Services, Inc., Class B †	221,844	$17,809,636

		452,449,457

Real Estate Investment Trusts—1.5%
American Capital Agency Corp.	470,881	10,495,937
American Homes 4 Rent, Class A	519,267	8,505,593
American Residential Properties, Inc. * †	410,150	7,464,730
Annaly Capital Management, Inc. †	844,341	9,439,732
Boston Properties, Inc. †	62,353	7,010,348
Equity Residential †	111,051	6,493,152
Post Properties, Inc. †	186,023	9,027,696

		58,437,188

Technology—14.5%
Agilent Technologies, Inc. †	225,718	12,850,126
Alliance Data Systems Corp. * †	18,902	5,389,149
Amdocs Ltd. †	324,874	14,450,396
Analog Devices, Inc.	63,111	3,207,301
Apple, Inc. †	17,385	9,148,682
Arrow Electronics, Inc. * †	498,757	28,244,609
Avago Technologies Ltd.	488,155	30,119,164
Avnet, Inc. †	549,580	23,923,217
Brocade Communications Systems, Inc. *	3,217,397	30,790,489
CA, Inc. †	288,935	9,679,323
CDW Corp. †	596,480	15,609,882
Cisco Systems, Inc. †	620,417	13,525,091
EMC Corp. †	929,827	24,519,538
Fidelity National Information Services, Inc. †	201,318	11,195,294
Flextronics International Ltd. * †	2,767,458	24,768,749
Global Payments, Inc.	156,546	11,009,880
Harris Corp. †	190,216	14,041,745
Jabil Circuit, Inc.	1,302,754	24,113,977
LSI Corp. †	2,008,445	22,273,655
MediaTek, Inc.	1,947,000	28,702,209
Microsoft Corp. †	683,430	26,182,203
NetApp, Inc. †	620,823	25,087,457
ON Semiconductor Corp. *	2,124,931	19,846,856
QUALCOMM, Inc. †	190,215	14,321,287
Seagate Technology PLC †	459,122	23,961,577
Symantec Corp. †	655,082	14,071,161
TE Connectivity Ltd. †	168,175	9,851,692
Texas Instruments, Inc. †	495,735	22,288,246
Total System Services, Inc. †	342,443	10,430,814
Vantiv, Inc., Class A * †	331,165	10,540,982
Western Digital Corp. †	342,740	29,814,953

		563,959,704

Transportation—0.3%
Norfolk Southern Corp. †	138,592	12,737,991

		12,737,991

TOTAL COMMON STOCK—93.4% (Cost $3,192,644,700)		3,634,971,385

	Number of Shares	Value
TOTAL INVESTMENTS—93.4% (Cost $3,192,644,700)		$3,634,971,385

SECURITIES SOLD SHORT—(44.6%)
COMMON STOCK—(44.6%)
Basic Industries—(2.7%)
Air Products & Chemicals, Inc.	(90,999)	(11,039,999)
Aptargroup, Inc.	(158,060)	(10,458,830)
Compass Minerals International, Inc.	(61,676)	(5,264,047)
EI Du Pont de Nemours & Co.	(80,966)	(5,393,955)
FMC Corp.	(48,467)	(3,740,683)
Intrepid Potash, Inc. *	(747,497)	(11,070,430)
K+S AG, Registered Shares	(339,708)	(11,468,752)
LANXESS AG	(125,937)	(9,338,191)
Resolute Forest Products, Inc. *	(453,540)	(9,293,035)
Scotts Miracle-Gro Co. (The), Class A	(183,185)	(10,461,695)
Solvay SA	(47,368)	(7,329,940)
Wausau Paper Corp.	(795,512)	(10,540,534)

		(105,400,091)

Capital Goods—(3.5%)
Briggs & Stratton Corp.	(191,360)	(4,359,181)
Deere & Co.	(43,987)	(3,779,803)
Fastenal Co.	(90,420)	(4,266,920)
Kennametal, Inc. †	(64,138)	(2,805,396)
Kubota Corp.	(164,000)	(2,304,670)
Lafarge SA	(75,089)	(5,629,902)
Manitex International, Inc. *	(34,382)	(515,386)
Manitowoc Co., Inc., (The)	(109,310)	(3,382,051)
Nordson Corp.	(24,917)	(1,822,928)
Proto Labs, Inc. *	(153,640)	(11,968,556)
Raven Industries, Inc.	(197,243)	(7,213,177)
Regal-Beloit Corp.	(38,634)	(2,846,939)
Roper Industries, Inc.	(80,823)	(10,961,215)
SGL Carbon SE	(299,744)	(12,100,220)
Simpson Manufacturing Co., Inc.	(159,890)	(5,652,112)
Sun Hydraulics Corp.	(91,514)	(3,871,042)
Toro Co., (The)	(65,620)	(4,346,013)
Trex Co., Inc. *	(117,719)	(9,207,980)
Trinity Industries, Inc.	(110,658)	(7,946,351)
Vulcan Materials Co.	(140,474)	(9,542,399)
WW Grainger, Inc.	(6,361)	(1,622,182)
Zardoya Otis SA	(617,142)	(10,672,553)
Zep, Inc.	(480,274)	(8,452,822)

		(135,269,798)

Communications—(3.9%)
America Movil SAB de CV, Series L — ADR	(492,739)	(9,544,354)
AOL, Inc. *	(80,465)	(3,522,758)
Belgacom SA	(362,541)	(10,906,245)
Cogent Communications Group, Inc.	(252,200)	(9,669,348)
Equinix, Inc. *	(65,897)	(12,517,794)
Eutelsat Communications SA	(326,584)	(10,642,140)
Internap Network Services Corp. *	(754,709)	(5,750,882)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	19

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Communications—(continued)
Level 3 Communications, Inc. *	(168,349)	$(6,198,610)
Millicom International Cellular SA — SDR	(116,179)	(12,097,145)
NQ Mobile, Inc. — ADR *	(167,526)	(3,251,680)
Orange SA	(890,844)	(11,110,652)
Rackspace Hosting, Inc. *	(94,835)	(3,487,083)
Shutterfly, Inc. *	(38,664)	(2,109,508)
Shutterstock, Inc. *	(19,090)	(1,897,164)
Sohu.com, Inc. *	(57,141)	(4,856,414)
Sprint Corp. *	(1,206,681)	(10,546,392)
Synchronoss Technologies, Inc. *	(320,607)	(11,022,469)
Telefonica SA — Sponsored ADR	(641,615)	(9,765,380)
Twitter, Inc. *	(35,348)	(1,940,959)
Yelp, Inc. *	(36,585)	(3,454,356)
Zynga, Inc., Class A *	(1,176,774)	(5,954,476)

		(150,245,809)

Consumer Durables—(0.7%)
Dorman Products, Inc. *	(74,295)	(4,280,878)
Federal-Mogul Corp. *	(210,762)	(3,970,756)
iRobot Corp. *	(204,694)	(8,580,772)
MDC Holdings, Inc.	(187,496)	(5,848,000)
Seb SA	(66,199)	(5,350,747)

		(28,031,153)

Consumer Non-Durables—(3.6%)
Annie’s, Inc. *	(151,880)	(5,692,462)
Beiersdorf AG	(126,975)	(12,953,901)
C&C Group PLC	(1,879,371)	(12,768,143)
Clorox Co., (The)	(133,800)	(11,678,064)
Deckers Outdoor Corp. *	(67,262)	(5,000,930)
Fossil Group, Inc. *	(81,348)	(9,347,699)
Glu Mobile, Inc. *	(1,105,621)	(5,561,274)
Green Mountain Coffee Roasters, Inc.	(106,969)	(11,743,057)
Guess?, Inc.	(357,310)	(10,840,785)
Hillshire Brands Co., (The)	(377,203)	(14,163,973)
LeapFrog Enterprises, Inc. *	(215,699)	(1,570,289)
Nintendo Co., Ltd.	(11,600)	(1,433,751)
Prada SpA	(1,288,000)	(9,707,073)
Remy Cointreau SA	(106,841)	(9,050,781)
Snyders-Lance, Inc.	(345,851)	(9,369,104)
Under Armour, Inc., Class A *	(93,658)	(10,597,403)

		(141,478,689)

Consumer Services—(6.4%)
Acxiom Corp. *	(80,229)	(2,986,926)
Bankrate, Inc. *	(166,501)	(3,351,665)
Buffalo Wild Wings, Inc. *	(98,870)	(14,336,150)
Cabela’s, Inc. *	(173,986)	(11,538,751)
Cheesecake Factory, Inc., (The)	(229,761)	(10,918,243)
Concur Technologies, Inc. *	(108,920)	(13,446,174)
E-Commerce China Dangdang, Inc. — Sponsored ADR *	(434,116)	(6,103,671)
Hennes & Mauritz AB, Class B	(280,300)	(12,622,065)
IHS, Inc., Class A *	(106,325)	(12,746,241)
Iron Mountain, Inc.	(329,150)	(8,952,880)
L Brands, Inc.	(223,337)	(12,580,573)

	Number of Shares	Value
Consumer Services—(continued)
Lululemon Athletica, Inc. *	(165,182)	$(8,310,306)
Monro Muffler Brake, Inc.	(272,880)	(16,282,750)
Netflix, Inc. *	(29,829)	(13,292,697)
Panera Bread Co., Class A *	(57,680)	(10,458,538)
Ritchie Bros Auctioneers, Inc.	(505,465)	(11,757,116)
Rollins, Inc.	(378,691)	(11,307,713)
Sally Beauty Holdings, Inc. *	(329,331)	(9,451,800)
Sonic Automotive, Inc., Class A	(164,581)	(3,910,445)
Ultimate Software Group, Inc., (The) *	(74,990)	(12,448,340)
United Natural Foods, Inc. *	(191,140)	(13,834,713)
Whole Foods Market, Inc.	(229,696)	(12,415,069)
Youku Tudou, Inc. — ADR *	(56,181)	(1,864,647)
Zillow, Inc., Class A *	(153,874)	(12,863,866)

		(247,781,339)

Energy—(5.0%)
Approach Resources, Inc. *	(174,329)	(3,882,307)
Atwood Oceanics, Inc. *	(105,830)	(5,015,284)
Bill Barrett Corp. *	(363,170)	(9,202,728)
Calfrac Well Services Ltd.	(170,010)	(5,510,394)
Carrizo Oil & Gas, Inc. *	(256,340)	(12,750,352)
Chesapeake Energy Corp.	(567,865)	(14,713,382)
ConocoPhillips	(204,029)	(13,567,929)
Continental Resources, Inc. *	(130,468)	(15,593,535)
Crescent Point Energy Corp.	(281,933)	(9,894,262)
Encana Corp.	(620,359)	(11,774,414)
Energy XXI Bermuda Ltd.	(227,942)	(5,279,137)
Fugro NV	(162,386)	(9,416,431)
Goodrich Petroleum Corp. *	(316,488)	(4,310,567)
HollyFrontier Corp.	(273,490)	(12,462,939)
Matador Resources Co. *	(572,441)	(13,887,419)
Oasis Petroleum, Inc. *	(240,869)	(10,494,662)
Penn West Petroleum Ltd.	(1,112,609)	(9,123,534)
RPC, Inc.	(329,396)	(6,064,180)
ShawCor Ltd.	(203,678)	(8,411,627)
Ultra Petroleum Corp. *	(498,515)	(12,542,637)

		(193,897,720)

Finance—(5.3%)
Aberdeen Asset Management PLC	(1,093,236)	(7,132,626)
Astoria Financial Corp.	(521,187)	(7,140,262)
Aviva PLC	(603,305)	(4,796,564)
Bank of Hawaii Corp.	(122,147)	(7,139,492)
Commonwealth Bank of Australia	(112,466)	(7,511,649)
Community Bank System, Inc.	(327,115)	(11,916,799)
CVB Financial Corp.	(693,124)	(10,791,941)
Deutsche Bank AG, Registered Shares	(110,165)	(5,328,072)
Eaton Vance Corp.	(258,324)	(9,774,980)
First Financial Bankshares, Inc.	(187,575)	(11,344,536)
Greenhill & Co., Inc.	(215,745)	(11,492,736)
HDFC Bank Ltd. — ADR	(259,575)	(8,719,124)
Northern Trust Corp.	(160,554)	(9,930,265)
Siam Commercial Bank PCL, (The) — NVDR	(1,492,800)	(6,947,989)
TCF Financial Corp.	(535,395)	(8,630,567)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
Trustmark Corp.	(444,676)	$(10,730,032)
UMB Financial Corp.	(136,385)	(8,502,241)
United Bankshares, Inc.	(414,584)	(12,201,207)
United States Natural Gas Fund LP *	(304,395)	(7,765,116)
United States Oil Fund LP *	(422,184)	(15,511,040)
Valley National Bancorp	(1,080,679)	(10,893,244)
Westamerica Bancorporation	(274,352)	(13,794,419)

		(207,994,901)

Health Care—(2.2%)
athenahealth, Inc. *	(56,851)	(11,021,703)
Elekta AB, B Shares	(869,765)	(11,564,491)
Health Net, Inc. *	(305,907)	(10,416,133)
Orion OYJ, Class B	(126,056)	(4,145,668)
ResMed, Inc.	(340,066)	(14,969,705)
Seattle Genetics, Inc. *	(309,069)	(16,253,939)
William Demant Holding *	(196,023)	(17,640,390)

		(86,012,029)

Real Estate Investment Trusts—(1.7%)
FelCor Lodging Trust, Inc.	(884,107)	(7,700,572)
HCP, Inc.	(283,488)	(10,990,830)
Health Care REIT, Inc.	(176,833)	(10,387,170)
Omega Healthcare Investors, Inc.	(329,262)	(10,523,213)
Realty Income Corp.	(324,024)	(14,393,146)
Rouse Properties, Inc.	(602,422)	(11,277,340)

		(65,272,271)

Technology—(7.1%)
ADTRAN, Inc.	(247,282)	(6,478,788)
Aspen Technology, Inc. *	(213,067)	(10,003,496)
AZZ, Inc.	(303,773)	(13,478,408)
Blackbaud, Inc.	(453,604)	(14,206,877)
Ciena Corp. *	(355,727)	(8,740,212)
Cirrus Logic, Inc. *	(250,933)	(4,830,460)
Dassault Systemes SA	(131,806)	(15,151,286)
Finisar Corp. *	(368,144)	(8,725,013)
Hittite Microwave Corp. *	(277,925)	(16,392,017)
Infinera Corp. *	(1,042,023)	(8,669,631)
Infosys Technologies Ltd. — Sponsored ADR	(271,095)	(16,718,429)
International Rectifier Corp. *	(535,952)	(14,443,906)
Itron, Inc. *	(412,963)	(14,453,705)
National Instruments Corp.	(583,142)	(16,893,624)
NetSuite, Inc. *	(141,126)	(16,242,191)
Red Hat, Inc. *	(213,047)	(12,567,643)
Salesforce.com, Inc. *	(324,472)	(20,237,319)
Skyworks Solutions, Inc. *	(224,357)	(7,955,699)
Tyler Technologies, Inc. *	(113,440)	(10,638,403)
ViaSat, Inc. *	(168,901)	(11,267,386)
VMware, Inc., Class A *	(38,812)	(3,727,893)
VTech Holdings Ltd.	(370,000)	(4,181,276)
Wipro Ltd. — ADR	(1,375,808)	(18,986,150)

		(274,989,812)

	Number of Shares	Value
Transportation—(1.3%)
Hub Group, Inc., Class A *	(185,705)	$(7,255,494)
J.B. Hunt Transport Services, Inc.	(129,680)	(9,320,102)
Kansas City Southern	(98,280)	(9,230,458)
Keikyu Corp.	(737,220)	(6,194,929)
Koninklijke Vopak NV	(164,051)	(9,592,906)
Old Dominion Freight Line, Inc. *	(99,400)	(5,292,056)
Panalpina Welttransport Holding AG, Registered Shares	(34,525)	(5,715,139)

		(52,601,084)

Utilities—(1.2%)
NextEra Energy, Inc.	(75,073)	(6,860,921)
NiSource, Inc.	(426,835)	(14,862,395)
Ormat Technologies, Inc.	(74,706)	(2,073,091)
Pepco Holdings, Inc.	(525,259)	(10,710,031)
TECO Energy, Inc.	(793,341)	(13,312,262)

		(47,818,700)

TOTAL COMMON STOCK (Proceeds $1,597,981,589)		(1,736,793,396)

TOTAL SECURITIES SOLD SHORT—(44.6%) (Proceeds $1,597,981,589)		(1,736,793,396)

	Number of Contracts
OPTIONS WRITTEN ††—(0.1%)
EOG Resources, Inc. Call Options Expires 04/19/14 Strike Price $170	(580)	(1,154,200)
Exxon Mobil Corp. Call Options Expires 07/19/14 Strike Price $90	(2,000)	(1,530,000)
Exxon Mobil Corp. Call Options Expires 07/19/14 Strike Price $97.50	(1,700)	(442,000)

TOTAL OPTIONS WRITTEN (Premiums received $1,920,469)		(3,126,200)

OTHER ASSETS IN EXCESS OF LIABILITIES—51.3%		1,996,428,131

NET ASSETS—100.0%		$3,891,479,920

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	21

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	PORTFOLIO OF INVESTMENTS

ADR	—	American Depositary Receipt
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.

A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Basic Industries	$217,705,032	$201,789,886	$15,915,146	$—
Capital Goods	399,005,956	374,472,212	24,533,744	—
Communications	143,783,385	140,259,173	3,524,212	—
Consumer Durables	126,050,604	88,121,375	37,929,229	—
Consumer Non-Durables	189,909,697	96,536,338	93,373,359	—
Consumer Services	399,983,269	384,630,103	15,353,166	—
Energy	433,691,217	425,043,043	8,648,174	—
Finance	637,257,885	608,838,793	28,419,092	—
Health Care	452,449,457	452,449,457	—	—
Real Estate Investment Trusts	58,437,188	58,437,188	—	—
Technology	563,959,704	535,257,495	28,702,209	—
Transportation	12,737,991	12,737,991	—	—

Total Assets	$3,634,971,385	$3,378,573,054	$256,398,331	$—

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(105,400,091)	$(77,263,208)	$(28,136,883)	$—
Capital Goods	(135,269,798)	(104,562,453)	(30,707,345)	—
Communications	(150,245,809)	(105,489,627)	(44,756,182)	—
Consumer Durables	(28,031,153)	(22,680,406)	(5,350,747)	—
Consumer Non-Durables	(141,478,689)	(108,333,183)	(33,145,506)	—
Consumer Services	(247,781,339)	(235,159,274)	(12,622,065)	—
Energy	(193,897,720)	(184,481,289)	(9,416,431)	—
Finance	(207,994,901)	(176,278,001)	(31,716,900)	—
Health Care	(86,012,029)	(64,225,971)	(21,786,058)	—
Real Estate Investment Trusts	(65,272,271)	(65,272,271)	—	—
Technology	(274,989,812)	(274,989,812)	—	—
Transportation	(52,601,084)	(31,098,110)	(21,502,974)	—
Utilities	(47,818,700)	(47,818,700)	—	—
Options Written
Equity Contracts	(3,126,200)	—	(3,126,200)	—

Total Liabilities	$(1,739,919,596)	$(1,497,652,305)	$(242,267,291)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—95.8%
Basic Industries—0.9%
Graphic Packaging Holding Co. *	271,265	$2,777,754
Huntsman Corp.	101,645	2,476,072
International Paper Co.	49,740	2,431,789

		7,685,615

Capital Goods—5.5%
Cubic Corp.	30,705	1,596,660
Dover Corp.	81,600	7,694,880
Fluor Corp.	28,978	2,251,301
Huntington Ingalls Industries, Inc.	41,960	4,251,807
Illinois Tool Works, Inc.	29,310	2,418,075
Masco Corp.	168,325	3,930,389
MRC Global, Inc. *	126,445	3,252,165
Parker Hannifin Corp.	64,597	7,787,168
Raytheon Co.	50,990	4,992,431
Stanley Black & Decker, Inc.	30,265	2,513,206
Textron, Inc.	64,605	2,564,819
Timken Co.	40,035	2,416,513

		45,669,414

Communications—1.7%
DIRECTV *	122,545	9,509,492
IAC/InterActiveCorp.	33,465	2,594,541
NetEase, Inc. — ADR	31,665	2,190,268

		14,294,301

Consumer Durables—3.5%
Brunswick Corp.	104,955	4,700,934
Lear Corp.	143,208	11,628,490
Newell Rubbermaid, Inc.	143,795	4,617,257
Thor Industries, Inc.	94,205	5,276,422
TRW Automotive Holdings Corp. *	30,390	2,501,705

		28,724,808

Consumer Non-Durables—4.9%
Activision Blizzard, Inc.	484,575	9,376,526
Electronic Arts, Inc. *	275,903	7,888,067
Jones Group, Inc., (The)	206,315	3,082,346
Lorillard, Inc.	169,205	8,301,197
PepsiCo, Inc.	80,450	6,441,632
Tyson Foods, Inc., Class A	136,895	5,400,508

		40,490,276

Consumer Services—10.0%
Conversant, Inc. *	176,840	4,396,242
CVS Caremark Corp.	63,765	4,663,772
eBay, Inc. *	113,210	6,653,352
Equifax, Inc.	52,745	3,695,315
Foot Locker, Inc.	96,830	4,038,779
Kohl’s Corp.	174,836	9,824,035
Korn/Ferry International *	81,996	2,081,878
Macy’s, Inc.	126,820	7,337,805
Manpowergroup, Inc.	68,425	5,348,098
Omnicom Group, Inc.	105,700	7,999,376
Staples, Inc.	111,345	1,513,179
Target Corp.	168,490	10,537,365

	Number of Shares	Value
Consumer Services—(continued)
Viacom, Inc., Class B	64,555	$5,663,410
Walt Disney Co., (The)	105,840	8,552,930

		82,305,536

Energy—8.6%
Canadian Natural Resources Ltd.	68,230	2,498,583
Energen Corp.	104,965	8,443,385
EOG Resources, Inc.	46,385	8,786,247
Exxon Mobil Corp.	172,545	16,610,907
Occidental Petroleum Corp.	183,205	17,682,947
Phillips 66	139,885	10,471,791
Rosetta Resources, Inc. *	44,300	1,965,591
Valero Energy Corp.	94,850	4,550,903

		71,010,354

Finance—26.5%
ACE Ltd.	77,455	7,580,520
Alleghany Corp. *	14,997	5,781,343
Allstate Corp., (The)	75,305	4,086,049
American International Group, Inc.	167,345	8,328,760
Axis Capital Holdings Ltd.	133,995	5,891,760
BB&T Corp.	292,165	11,043,837
Bond Street Holdings, Inc., Class A 144A * ‡	50,936	835,350
Bond Street Holdings, Inc., Class B 144A * ‡	12,734	208,838
Capital One Financial Corp.	230,605	16,933,325
Citigroup, Inc. #	289,232	14,065,352
Federated Investors, Inc., Class B (a)	120,535	3,302,659
Fifth Third Bancorp	306,595	6,651,579
First Southern Bancorp, Inc. Class B * ‡	17,550	108,810
Goldman Sachs Group, Inc., (The)	48,445	8,063,670
Huntington Bancshares, Inc.	603,270	5,749,163
JPMorgan Chase & Co.	465,365	26,442,039
Loews Corp.	196,994	8,565,299
MetLife, Inc.	196,300	9,946,521
National Bank Holdings Corp., Class A	165,065	3,240,226
OneBeacon Insurance Group Ltd., Class A	178,375	2,925,350
Peoples Choice Financial Corp. 144A *	1,465	0
Prudential Financial, Inc.	112,965	9,554,580
Raymond James Financial, Inc.	84,300	4,449,354
SLM Corp.	230,525	5,518,769
Solar Cayman Ltd. 144A *	19,375	0
State Street Corp.	109,625	7,199,074
Torchmark Corp.	88,500	6,859,635
Travelers Cos., Inc., (The)	92,510	7,756,038
Validus Holdings Ltd.	156,204	5,749,869
Wells Fargo & Co.	272,825	12,664,537
White Mountains Insurance Group Ltd.	8,675	5,027,683
WR Berkley Corp.	94,850	3,911,614

		218,441,603

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	23

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—17.0%
AbbVie, Inc.	88,310	$4,495,862
Allscripts Healthcare Solutions, Inc. *	171,275	3,180,576
Amgen, Inc.	195,200	24,208,704
Boston Scientific Corp. *	202,800	2,656,680
Cardinal Health, Inc.	83,660	5,984,200
Covidien PLC	97,275	6,998,936
Endo Health Solutions, Inc. *	36,355	2,901,856
Express Scripts Holding Co. *	110,370	8,311,965
Integra LifeSciences Holdings Corp. *	57,490	2,704,330
Johnson & Johnson	164,725	15,174,467
McKesson Corp.	22,660	4,011,953
Medtronic, Inc.	133,640	7,919,506
Novartis AG — ADR	149,660	12,448,719
Pfizer, Inc.	449,741	14,441,184
Sanofi — ADR	275,180	14,265,331
UnitedHealth Group, Inc.	72,685	5,616,370
WellPoint, Inc.	49,900	4,520,441

		139,841,080

Real Estate Investment Trusts—0.2%
Colony Financial, Inc.	46,925	1,059,567
Terreno Realty Corp.	33,810	631,571
TMST, Inc. ‡	191,097	0

		1,691,138

Technology—17.0%
Amdocs Ltd.	90,435	4,022,548
Arrow Electronics, Inc. *	116,732	6,610,533
Avago Technologies Ltd.	49,780	3,071,426
Avnet, Inc.	144,222	6,277,983
BancTec, Inc. 144A * ‡	14,327	28,941
Brocade Communications Systems, Inc. *	415,490	3,976,239
CA, Inc.	244,960	8,206,160
Cisco Systems, Inc.	559,535	12,197,863
EMC Corp.	662,935	17,481,596
Fidelity National Information Services, Inc.	119,235	6,630,658
Flextronics International Ltd. *	1,462,501	13,089,384
Global Payments, Inc.	44,600	3,136,718
Jabil Circuit, Inc.	223,550	4,137,911
LSI Corp.	411,585	4,564,478
Microsemi Corp. *	77,615	1,789,802
Microsoft Corp.	227,625	8,720,314
ON Semiconductor Corp. *	548,945	5,127,146
Seagate Technology PLC	46,125	2,407,264
TE Connectivity Ltd.	213,185	12,488,377
Total System Services, Inc.	142,070	4,327,452
Vantiv, Inc., Class A *	73,990	2,355,102
Vishay Intertechnology, Inc.	330,985	4,680,128
Western Digital Corp.	54,735	4,761,398

		140,089,421

TOTAL COMMON STOCK (Cost $631,296,157)		790,243,546

	Number of Shares	Value
PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% ‡	30	$43,192

TOTAL PREFERRED STOCK (Cost $30,000)		43,192

SECURITIES LENDING COLLATERAL—0.3%
BlackRock Liquidity TempFund, Institutional Shares	2,725,161	2,725,161

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,725,161)		2,725,161

TOTAL INVESTMENTS—96.1% (Cost $634,051,318)		793,011,899

	Number of Contracts
OPTIONS WRITTEN ††—0.0%
Citigroup Inc. Call Options Expires 01/17/15 Strike Price $60	(849)	(91,692)

TOTAL OPTIONS WRITTEN (Premiums received $212,360)		(91,692)

OTHER ASSETS IN EXCESS OF LIABILITIES—3.9%		32,370,893

NET ASSETS—100.0%		$825,291,100

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2014, these securities amounted to $1,073,129 or 0.1% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of February 28, 2014, these securities amounted to $1,225,131 or 0.1% of net assets.
#	—	Security segregated as collateral for options written.
(a)	—	All or a portion of the security is on loan (See Note 6 of the Notes to Financial Statements).
††	—	Primary risk exposure is equity contracts.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Basic Industries	$7,685,615	$7,685,615	$—	$—
Capital Goods	45,669,414	45,669,414	—	—
Communications	14,294,301	14,294,301	—	—
Consumer Durables	28,724,808	28,724,808	—	—
Consumer Non-Durables	40,490,276	40,490,276	—	—
Consumer Services	82,305,536	82,305,536	—	—
Energy	71,010,354	71,010,354	—	—
Finance	218,441,603	217,288,605	—	1,152,998
Health Care	139,841,080	139,841,080	—	—
Real Estate Investment Trusts	1,691,138	1,691,138	—	—
Technology	140,089,421	140,060,480	—	28,941
Preferred Stock
Finance	43,192	—	—	43,192
Securities Lending Collateral	2,725,161	2,725,161	—	—

Total Assets	$793,011,899	$791,786,768	$—	$1,225,131

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(91,692)	$—	$(91,692)	$—

Total Liabilities	$(91,692)	$—	$(91,692)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	25

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—95.3%
Basic Industries—1.6%
Cloud Peak Energy, Inc. *	10,900	$211,460
GrafTech International Ltd. *	33,000	320,100
Novagold Resources, Inc. *	48,700	179,703

		711,263

Capital Goods—7.8%
Aegion Corp. *	16,400	379,660
FreightCar America, Inc.	5,900	150,804
Global Power Equipment Group, Inc.	19,000	348,080
Great Lakes Dredge & Dock Corp.	76,500	631,890
Landec Corp. *	13,700	139,603
LSB Industries, Inc. *	12,000	392,280
MRC Global, Inc. *	14,500	372,940
MYR Group, Inc. *	16,800	390,936
Orion Marine Group, Inc. *	25,200	284,508
Tutor Perini Corp. *	19,000	468,350

		3,559,051

Consumer Durables—2.5%
ACCO Brands Corp. *	42,400	251,008
Libbey, Inc. *	38,800	903,652

		1,154,660

Consumer Non-Durables—3.5%
Chiquita Brands International, Inc. *	40,600	444,164
Crocs, Inc. *	19,300	293,939
Jones Group, Inc., (The) *	6,600	98,604
Matthews International Corp., Class A	7,500	307,725
Universal Corp.	8,100	466,965

		1,611,397

Consumer Services—8.8%
Bravo Brio Restaurant Group, Inc. *	8,900	137,861
Brink’s Co., (The)	9,200	279,772
CST Brands, Inc.	3,300	107,349
Destination XL Group, Inc. *	34,900	198,930
FTI Consulting, Inc. *	16,700	487,473
ICF International, Inc. *	6,700	270,814
Ignite Restaurant Group, Inc. *	5,300	64,872
K12, Inc. *	21,200	479,756
KAR Auction Services, Inc.	8,900	277,324
MDC Partners, Inc., Class A	23,250	522,893
Office Depot, Inc. *	46,200	227,766
PRGX Global, Inc. *	70,000	422,800
Titan Machinery, Inc. *(a)	34,900	552,118

		4,029,728

Energy—11.3%
Aegean Marine Petroleum Network, Inc.	24,400	247,172
Approach Resources, Inc. *(a)	62,700	1,396,329
Bill Barrett Corp. *	9,500	240,730
EPL Oil & Gas, Inc. *	22,100	665,210
McDermott International, Inc. *	27,600	229,908
North Atlantic Drilling Ltd (a)	38,800	353,080

	Number of Shares	Value
Energy—(continued)
Nuverra Environmental Solutions, Inc. *(a)	45,090	$766,530
Precision Drilling Corp.	14,700	162,582
TETRA Technologies, Inc. *	27,700	332,400
Triangle Petroleum Corp. *	61,800	553,728
W&T Offshore, Inc.	13,800	207,966

		5,155,635

Finance—22.6%
A.B. Watley Group, Inc. * ‡	93,855	253
American Equity Investment Life Holding Co.	14,200	310,412
BancorpSouth, Inc.	7,000	167,510
Central Pacific Financial Corp.	46,200	911,526
CNO Financial Group, Inc.	61,100	1,115,686
Customers Bancorp Inc *	8,800	173,976
Employers Holdings, Inc.	17,400	342,258
FBR & Co. *	21,195	551,070
Fidelity & Guaranty Life *	26,400	571,824
First Midwest Bancorp, Inc.	17,300	288,391
Hanover Insurance Group, Inc., (The)	4,800	282,432
Home Loan Servicing Solutions Ltd.	3,600	73,872
Kennedy-Wilson Holdings, Inc.	30,000	759,000
Maiden Holdings Ltd.	54,900	616,527
Meadowbrook Insurance Group, Inc.	83,400	447,858
Nelnet, Inc., Class A	12,600	505,512
Northfield Bancorp, Inc.	37,132	470,091
Ocwen Financial Corp. *	12,100	453,024
OmniAmerican Bancorp, Inc.	7,600	165,452
Popular Inc *	13,100	374,529
THL Credit, Inc.	14,700	232,701
United Community Banks, Inc. *	22,100	368,849
ViewPoint Financial Group	11,100	277,500
Walter Investment Management Corp. *(a)	13,800	352,590
WSFS Financial Corp.	7,300	520,417

		10,333,260

Health Care—5.0%
Accuray, Inc. *(a)	99,300	931,434
Alere, Inc. *	11,900	437,206
Cross Country Healthcare, Inc. *	15,200	158,080
Medical Action Industries, Inc. *	16,300	119,316
Natus Medical, Inc. *	10,600	266,060
Symmetry Medical, Inc. *	35,200	372,416

		2,284,512

Real Estate Investment Trusts—12.9%
American Capital Mortgage Investment Corp.	20,000	403,400
Campus Crest Communities, Inc.	15,000	124,200
CYS Investments, Inc.	46,400	408,320
FelCor Lodging Trust, Inc.	65,700	572,247
Geo Group, Inc. (The)	37,200	1,198,956
Government Properties Income Trust	7,500	186,825

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
Gramercy Property Trust Inc. *	40,900	$237,220
Hatteras Financial Corp.	14,000	276,080
Highwoods Properties, Inc.	4,010	151,217
Lexington Realty Trust	37,000	422,170
Mack-Cali Realty Corp.	15,800	351,550
Rouse Properties, Inc. (a)	33,300	623,376
Starwood Property Trust, Inc.	13,900	333,878
Two Harbors Investment Corp.	21,800	226,284
Winthrop Realty Trust	30,500	355,020

		5,870,743

Technology—8.4%
ChipMOS TECHNOLOGIES Bermuda Ltd.	6,400	145,920
CIBER, Inc. *	112,700	538,706
Computer Task Group, Inc.	29,900	485,875
Digi International, Inc. *	41,600	397,280
Diodes, Inc. *	11,800	280,958
Exar Corp. *	37,700	431,665
Extreme Networks, Inc. *	18,700	107,151
Kulicke & Soffa Industries, Inc. *	8,600	99,244
Plantronics, Inc.	9,000	399,420
Saba Software, Inc. *	39,600	495,792
Ultratech, Inc. *	17,900	469,338

		3,851,349

Transportation—6.6%
Air Transport Services Group, Inc. *	43,900	280,521
JetBlue Airways Corp. *	69,800	616,334
Navigator Holdings Ltd *	13,800	333,270
Rand Logistics, Inc. * (a)	29,000	196,330
Scorpio Bulkers Inc * (a)	42,500	401,625
Scorpio Tankers, Inc.	82,200	804,738
StealthGas, Inc. *	35,100	368,901

		3,001,719

	Number of Shares	Value
Utilities—4.3%
Cadiz, Inc. * (a)	40,600	$302,876
Empire District Electric Co. (The)	8,900	211,286
Great Plains Energy, Inc.	9,100	239,057
NorthWestern Corp.	3,700	169,978
Piedmont Natural Gas Co., Inc.	11,000	372,020
Portland General Electric Co.	8,100	257,580
UIL Holdings Corp.	10,800	418,176

		1,970,973

TOTAL COMMON STOCK (Cost $34,149,454)		43,534,290

SECURITIES LENDING COLLATERAL—11.6%
Commercial Services—11.6%
BlackRock Liquidity TempFund, Institutional Shares	5,306,318	5,306,318

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,306,318)		5,306,318

TOTAL INVESTMENTS—106.9% (Cost $39,455,772)		48,840,608

LIABILITIES IN EXCESS OF OTHER ASSETS—(6.9)%		(3,165,533)

NET ASSETS—100.0%		$45,675,075

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income Producing
(a)	—	All or a portion of the security is on loan (See Note 6 of the Notes to Financial Statements).
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.’s Board of Directors. As of February 28, 2014, these securities amounted to $253 or 0.0% of net assets.

A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows (see Note 1 in the Notes to Financial Statements):

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$43,534,290	$43,534,290	$—	$—
Securities Lending Collateral	5,306,318	5,306,318	—	—

Total Assets	$48,840,608	$48,840,608	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	27

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—95.5%
Bermuda—0.7%
Validus Holdings Ltd.	13,395	$493,070

Canada—0.5%
Canadian Natural Resources Ltd.	8,700	318,364

Denmark—0.7%
Carlsberg A/S, Class B	4,750	500,424

France—4.3%
Atos	9,540	925,045
AXA SA	13,160	342,783
LISI	3,275	531,835
Sanofi	4,130	429,561
Teleperformance SA	12,020	763,318

		2,992,542

Germany—7.0%
Allianz SE, Registered Shares	3,490	622,391
Aurelius AG	22,475	885,618
Bayer AG, Registered Shares	5,685	806,136
Fresenius SE & Co. KGaA	6,800	1,055,238
Henkel AG & Co. KGaA	8,395	848,002
NORMA Group AG	11,028	632,096

		4,849,481

Hong Kong—1.3%
Cheung Kong Holdings Ltd.	32,000	502,477
Hutchison Whampoa Ltd.	28,000	378,231

		880,708

Ireland—2.9%
Greencore Group PLC	219,455	979,863
Smurfit Kappa Group PLC *	38,555	1,073,581

		2,053,444

Japan—6.0%
Inpex Corp.	34,600	439,652
ITOCHU Corp.	40,400	503,461
Lintec Corp.	37,400	728,035
Nippon Telegraph & Telephone Corp.	7,900	444,763
Seven & I Holdings Co. Ltd.	9,900	372,251
Toho Holdings Co. Ltd.	19,200	396,409
Toyota Motor Corp.	14,800	851,786
TS Tech Co. Ltd.	14,500	474,736

		4,211,093

South Korea—0.5%
Samsung Electronics Co. Ltd.	267	338,236

Switzerland—7.4%
ACE Ltd.	6,195	606,304
Aryzta AG	11,740	979,019
Georg Fischer AG, Registered Shares	1,165	932,789
Novartis AG, Registered Shares	11,630	967,966
Roche Holding AG, Participation Certificate	5,335	1,642,647

		5,128,725

	Number of Shares	Value
Taiwan—0.5%
MediaTek, Inc.	25,000	$368,544

United Kingdom—11.1%
AstraZeneca PLC	12,535	852,088
Berendsen PLC	61,695	1,081,958
BHP Billiton PLC	12,630	407,022
Entertainment One Ltd.	131,545	759,956
HSBC Holdings PLC	49,497	522,388
Inchcape PLC	40,585	426,203
Meggitt PLC	89,095	750,528
Melrose Industries PLC	68,793	377,783
Rio Tinto PLC	5,930	340,028
Standard Chartered PLC	21,930	464,219
Stock Spirits Group PLC *	183,959	884,092
WPP PLC	38,335	839,618

		7,705,883

United States—52.6%
AbbVie, Inc.	12,860	654,702
Allstate Corp., (The)	16,720	907,227
American Capital Agency Corp. REIT	24,430	544,545
Amgen, Inc.	8,025	995,260
Annaly Capital Management, Inc.	48,210	538,988
Apple, Inc.	1,910	1,005,118
Avnet, Inc.	16,255	707,580
BB&T Corp.	17,470	660,366
Berkshire Hathaway, Inc., Class B *	6,830	790,777
Berry Plastics Group, Inc. *	46,740	1,137,184
Brocade Communications Systems, Inc.	72,150	690,475
Capital One Financial Corp.	7,080	519,884
Cardinal Health, Inc.	9,105	651,280
CBS Corp., Class B non-voting shares	8,795	589,968
Cinemark Holdings, Inc.	10,120	297,730
Citigroup, Inc.	22,650	1,101,469
Comcast Corp., Class A	30,810	1,592,569
Crown Holdings, Inc. *	17,780	800,456
CVR Partners LP	12,390	245,942
CVS Caremark Corp.	25,300	1,850,442
DIRECTV *	4,870	377,912
Dover Corp.	3,830	361,169
EMC Corp.	22,120	583,304
Energen Corp.	6,025	484,651
Energizer Holdings, Inc.	4,945	481,346
EOG Resources, Inc.	2,960	560,683
EQT Corp.	3,225	329,885
Exxon Mobil Corp.	7,885	759,089
Fifth Third Bancorp	25,375	550,511
Graphic Packaging Holding Co. *	114,505	1,172,531
Honeywell International, Inc.	8,250	779,130
International Paper Co.	15,665	765,862
Jabil Circuit, Inc.	29,260	541,603
Johnson & Johnson	12,475	1,149,197
JPMorgan Chase & Co.	13,590	772,184
Lear Corp.	13,050	1,059,660
Liberty Global PLC, Series C *	16,700	1,413,822
Macy’s, Inc.	26,425	1,528,951

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—(continued)
McKesson Corp.	7,670	$1,357,974
Microsoft Corp.	29,305	1,122,675
NetApp, Inc.	14,755	596,250
Occidental Petroleum Corp.	5,750	554,990
Pfizer, Inc.	13,935	447,453
Phillips 66	5,800	434,188
Valero Energy Corp.	12,130	581,997
Wells Fargo & Co.	16,915	785,194
Western Digital Corp.	9,945	865,116

		36,699,289

TOTAL COMMON STOCK (Cost $61,593,781)		66,539,803

Value
TOTAL INVESTMENTS—95.5% (Cost $61,593,781)	$66,539,803

OTHER ASSETS IN EXCESS OF LIABILITIES—4.5%	3,160,025

NET ASSETS—100.0%	$69,699,828

LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
*	—	Non-income producing.

A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Bermuda	$493,070	$493,070	$—	$—
Canada	318,364	318,364	—	—
Denmark	500,424	—	500,424	—
France	2,992,542	531,835	2,460,707	—
Germany	4,849,481	—	4,849,481	—
Hong Kong	880,708	—	880,708	—
Ireland	2,053,444	—	2,053,444	—
Japan	4,211,093	—	4,211,093	—
South Korea	338,236	—	338,236	—
Switzerland	5,128,725	606,304	4,522,421	—
Taiwan	368,544	—	368,544	—
United Kingdom	7,705,883	1,644,048	6,061,835	—
United States	36,699,289	36,699,289	—	—

Total Assets	$66,539,803	$40,292,910	$26,246,893	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	29

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—93.9%
Australia—0.5%
Australia & New Zealand Banking Group Ltd.	2,485	$71,445

Belgium—1.3%
Ageas	3,935	180,008

Canada—1.4%
Canadian Natural Resources Ltd.	2,750	100,632
Suncor Energy, Inc.	2,670	88,084

		188,716

China—0.6%
Labixiaoxin Snacks Group Ltd.	107,000	81,485

Denmark—1.0%
Carlsberg A/S, Class B	1,225	129,057

France—15.6%
Atos	3,070	297,682
AXA SA	5,605	145,995
Cap Gemini SA	3,405	266,049
Havas SA	14,355	121,131
LISI	1,305	211,922
Publicis Groupe SA	2,245	213,062
Sanofi	1,715	178,377
Tarkett SA *	1,800	77,518
Teleperformance SA	4,405	279,735
Total SA	5,255	340,940

		2,132,411

Germany—12.5%
Allianz SE, Registered Shares	1,200	214,003
Aurelius AG	6,395	251,992
Bayer AG, Registered Shares	1,550	219,791
Bayerische Motoren Werke AG	1,050	121,829
Fresenius SE & Co. KGaA	2,440	378,644
Henkel AG & Co. KGaA	2,630	265,664
Muenchener Rueckversicherungs AG, Registered Shares	320	69,965
NORMA Group AG	3,256	186,625

		1,708,513

Hong Kong—2.9%
AMVIG Holdings Ltd.	184,000	74,678
Cheung Kong Holdings Ltd.	8,000	125,619
Hutchison Whampoa Ltd.	10,000	135,082
Lenovo Group Ltd.	58,000	61,915

		397,294

Ireland—4.3%
Greencore Group PLC	50,080	223,606
Smurfit Kappa Group PLC *	12,805	356,561

		580,167

Japan—11.9%
Aisin Seiki Co Ltd.	1,900	66,163
Brother Industries Ltd.	9,000	129,145
Inpex Corp.	10,500	133,420
ITOCHU Corp.	9,800	122,127

	Number of Shares	Value
Japan—(continued)
Kaken Pharmaceutical Co. Ltd.	6,000	$92,528
Lintec Corp.	9,300	181,035
Nippon Telegraph & Telephone Corp.	2,200	123,858
Nippon Television Holdings Inc	4,200	70,040
Seven & I Holdings Co. Ltd.	2,900	109,043
Softbank Corp.	1,410	106,854
Toho Holdings Co. Ltd.	6,200	128,007
Toyota Motor Corp.	4,000	230,212
TS Tech Co. Ltd.	4,100	134,236

		1,626,668

Netherlands—2.9%
Aegon NV	12,855	115,882
Koninklijke Ahold NV	14,975	279,145

		395,027

Singapore—2.1%
M1 Ltd.	32,000	85,875
OSIM International Ltd.	37,000	70,673
United Overseas Bank Ltd.	8,000	130,300

		286,848

South Korea—2.2%
Hyundai Motor Co.	460	105,686
Samsung Electronics Co. Ltd.	100	126,680
SK Telecom Co. Ltd.	345	70,203

		302,569

Switzerland—10.9%
Aryzta AG	2,995	249,758
Georg Fischer AG, Registered Shares	330	264,224
Novartis AG, Registered Shares	3,725	310,032
Roche Holding AG, Participation Certificate	1,430	440,297
Swiss Re AG	1,475	137,675
Zurich Insurance Group AG	255	78,033

		1,480,019

Taiwan—1.6%
Delta Electronics, Inc.	16,000	89,488
MediaTek, Inc.	9,000	132,676

		222,164

United Kingdom—22.2%
AstraZeneca PLC	3,450	234,520
Berendsen PLC	16,980	297,782
BHP Billiton PLC	5,065	163,228
Daily Mail & General Trust PLC, Class A	4,245	74,747
DS Smith PLC	39,570	233,633
Entertainment One Ltd. *	33,810	195,326
Firstgroup PLC *	29,680	70,141
HSBC Holdings PLC	18,300	193,137
Inchcape PLC	11,815	124,075
Intercontinental Hotels Group PLC	1,937	62,998
Meggitt PLC	19,637	165,420
Melrose Industries PLC	17,875	98,163

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United Kingdom—(continued)
Rexam PLC	18,765	$155,064
Rio Tinto PLC	1,930	110,667
Royal Dutch Shell PLC, Class A	4,735	172,377
Standard Chartered PLC	9,100	192,631
Stock Spirits Group PLC *	42,228	202,944
WPP PLC	12,535	274,543

		3,021,396

TOTAL COMMON STOCK (Cost $9,758,325)		12,803,787

Value
TOTAL INVESTMENTS—93.9% (Cost $9,758,325)	$12,803,787

OTHER ASSETS IN EXCESS OF LIABILITIES—6.1%	829,012

NET ASSETS—100.0%	$13,632,799

PCL	—	Public Company Limited
PLC	—	Public Limited Company
*	—	Non-income producing.

A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Australia	$71,445	$—	$71,445	$—
Belgium	180,008	—	180,008	—
Canada	188,716	188,716	—	—
China	81,485	—	81,485	—
Denmark	129,057	—	129,057	—
France	2,132,411	289,440	1,842,971	—
Germany	1,708,513	—	1,708,513	—
Hong Kong	397,294	—	397,294	—
Ireland	580,167	—	580,167	—
Japan	1,626,668	—	1,626,668	—
Netherlands	395,027	—	395,027	—
Singapore	286,848	—	286,848	—
South Korea	302,569	—	302,569	—
Switzerland	1,480,019	—	1,480,019	—
Taiwan	222,164	—	222,164	—
United Kingdom	3,021,396	398,270	2,623,126	—

Total Assets	$12,803,787	$876,426	$11,927,361	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	31

BOSTON PARTNERS FAMILY OF FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—42.6%
COMMON STOCK—42.6%
Bermuda—0.3%
Validus Holdings Ltd. †	687	$25,288

		25,288

Canada—0.7%
Canadian Natural Resources Ltd. †	447	16,357
Entertainment One Ltd. *	6,704	38,730

		55,087

Denmark—0.3%
Carlsberg A/S, Class B	239	25,179

		25,179

France—1.9%
AtoS †	486	47,125
AXA SA	673	17,530
LISI †	160	25,983
Sanofi	214	22,258
Teleperformance †	614	38,991

		151,887

Germany—3.1%
Allianz SE, Registered Shares †	176	31,387
Aurelius AG †	1,150	45,315
Bayer AG, Registered Shares †	292	41,406
Fresenius SE & Co. KGaA †	348	54,003
Henkel AG & Co. KGaA	415	41,920
Norma Group SE †	566	32,442

		246,473

Hong Kong—0.4%
Cheung Kong Holdings Ltd.	1,000	15,702
Hutchison Whampoa Ltd.	1,000	13,508

		29,210

Ireland—1.3%
Greencore Group PLC	11,183	49,932
Smurfit Kappa Group PLC *	1,973	54,939

		104,871

Japan—2.8%
Inpex Corp.	2,000	25,413
ITOCHU Corp.	2,200	27,416
Lintec Corp.	2,000	38,932
Nippon Telegraph & Telephone Corp.	400	22,520
Seven & I Holdings Co., Ltd.	500	18,801
Toho Holdings Co., Ltd.	1,100	22,711
Toyota Motor Corp.	700	40,287
TS Tech Co., Ltd.	800	26,192

		222,272

South Korea—0.2%
Samsung Electronics Co., Ltd.	14	17,735

		17,735

	Number of Shares	Value
Switzerland—3.3%
ACE Ltd. †	312	$30,535
Aryzta AG †	601	50,118
Georg Fischer AG, Registered Shares †	61	48,841
Novartis AG, Registered Shares †	601	50,021
Roche Holding AG, Participation Certificate †	273	84,057

		263,572

Taiwan—0.2%
MediaTek, Inc.	1,000	14,742

		14,742

United Kingdom—5.1%
AstraZeneca PLC	630	42,825
Berendsen PLC †	3,147	55,190
BHP Billiton PLC †	646	20,818
HSBC Holdings PLC †	2,534	26,744
Inchcape PLC †	2,043	21,455
Liberty Global PLC, Series C * †	853	72,215
Meggitt PLC †	4,568	38,480
Melrose Industries PLC	3,525	19,360
Standard Chartered PLC †	1,123	23,772
Stock Spirits Group PLC * †	9,373	45,046
WPP PLC †	1,962	42,972

		408,877

United States—23.0%
AbbVie, Inc. †	658	33,500
Allstate Corp., (The) †	837	45,416
American Capital Agency Corp., REIT †	1,229	27,394
Amgen, Inc. †	412	51,096
Annaly Capital Management, Inc., REIT †	2,425	27,112
Apple, Inc. †	98	51,572
Avnet, Inc. †	818	35,608
BB&T Corp. †	894	33,793
Berkshire Hathaway, Inc., Class B * †	349	40,407
Berry Plastics Group, Inc. * †	2,389	58,124
Brocade Communications Systems, Inc. *	3,691	35,323
Capital One Financial Corp.	366	26,875
Cardinal Health, Inc. †	465	33,261
CBS Corp., Class B non-voting shares †	451	30,253
Cinemark Holdings, Inc.	519	15,270
Citigroup, Inc. †	1,158	56,314
Comcast Corp., Class A †	1,553	80,275
Crown Holdings, Inc. * †	909	40,923
CVR Partners LP	2,174	43,154
CVS Caremark Corp. †	1,276	93,327
DIRECTV * †	249	19,322
Dover Corp. †	196	18,483
EMC Corp. †	1,131	29,824
Energen Corp. †	309	24,856
Energizer Holdings, Inc. †	252	24,530
EOG Resources, Inc. †	152	28,792

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32	SEMI-ANNUAL REPORT 2014

BOSTON PARTNERS FAMILY OF FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—(continued)
EQT Corp.	179	$18,310
Exxon Mobil Corp. †	411	39,567
Fifth Third Bancorp †	1,310	28,420
Graphic Packaging Holding Co. * †	5,863	60,037
Honeywell International, Inc. †	422	39,854
International Paper Co.	808	39,503
Jabil Circuit, Inc. †	1,471	27,228
Johnson & Johnson †	640	58,957
JPMorgan Chase & Co. †	696	39,547
Lear Corp. †	657	53,348
Macy’s, Inc. †	1,352	78,227
McKesson Corp. †	393	69,581
Microsoft Corp. †	1,499	57,427
NetApp, Inc. †	754	30,469
Occidental Petroleum Corp. †	273	26,350
Pfizer, Inc. †	711	22,830
Phillips 66 †	293	21,934
Valero Energy Corp. †	620	29,748
Wells Fargo & Co. †	865	40,153
Western Digital Corp. †	519	45,148

		1,831,442

TOTAL COMMON STOCK (Cost $3,325,895)		3,396,635

TOTAL INVESTMENTS—42.6% (Cost $3,325,895)		3,396,635

SECURITIES SOLD SHORT—(23.4%)
COMMON STOCK—(23.4%)
Argentina—(0.2%)
Mercadolibre, Inc.	(141)	(14,689)

		(14,689)

Australia—(0.3%)
Commonwealth Bank of Australia	(211)	(14,093)
Treasury Wine Estates Ltd.	(2,644)	(9,178)

		(23,271)

Austria—(0.2%)
Andritz AG	(209)	(13,108)

		(13,108)

Belgium—(0.1%)
Solvay SA	(54)	(8,356)

		(8,356)

Canada—(0.7%)
Ritchie Bros Auctioneers, Inc. *	(753)	(17,515)
ShawCor Ltd.	(381)	(15,735)
Ultra Petroleum Corp. *	(763)	(19,197)

		(52,447)

China—(0.6%)
AAC Technologies Holdings, Inc.	(3,000)	(13,613)
ASM Pacific Technology, Ltd.	(1,500)	(13,600)
Mindray Medical International Ltd. — ADR	(400)	(13,976)

	Number of Shares	Value
China—(continued)
Zoomlion Heavy Industry Science and Technology Co., Ltd.	(10,200)	$(7,634)

		(48,823)

Denmark—(0.2%)
William Demant Holding A/S	(177)	(15,928)

		(15,928)

Finland—(0.4%)
Kone OYJ	(452)	(18,382)
Konecranes OYJ	(492)	(17,425)

		(35,807)

France—(1.7%)
Bureau Veritas SA	(593)	(16,321)
Dassault Systemes	(154)	(17,703)
Essilor International SA	(140)	(14,583)
Hermes International	(43)	(13,817)
L’Oreal SA	(109)	(18,466)
Lafarge SA	(200)	(14,995)
LVMH Moet Hennessy Louis Vuitton SA — Unsponsored ADR	(294)	(10,863)
PernodRicard SA	(98)	(11,499)
Remy Cointreau SA	(129)	(10,928)
SEB SA	(128)	(10,346)

		(139,521)

Germany—(1.7%)
Adidas AG	(151)	(17,557)
Beiersdorf AG	(176)	(17,955)
Carl Zeiss Meditec AG	(617)	(18,812)
Deutsche Bank AG, Registered Shares	(210)	(10,157)
Hochtief AG	(150)	(13,935)
K+S AG, Registered Shares	(353)	(11,917)
LANXESS AG	(195)	(14,459)
Pfeiffer Vacuum Technology AG	(130)	(15,327)
SGL Carbon SE	(387)	(15,623)

		(135,742)

Hong Kong—(0.2%)
Vtech Holdings Ltd.	(1,600)	(18,081)

		(18,081)

India—(0.4%)
HDFC Bank Ltd. — ADR	(545)	(18,307)
Infosys Ltd. — Sponsored ADR	(167)	(10,299)

		(28,606)

Indonesia—(0.2%)
Semen Indonesia Persero Tbk PT	(524)	(13,252)

		(13,252)

Italy—(0.2%)
Prada SpA	(1,700)	(12,812)

		(12,812)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	33

BOSTON PARTNERS FAMILY OF FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Japan—(1.0%)
Electric Power Development Co., Ltd.	(200)	$(6,225)
Hisamitsu Pharmaceutical Co., Inc.	(200)	(9,373)
J Front Retailing Co., Ltd.	(2,000)	(12,712)
Keikyu Corp.	(1,000)	(8,403)
Nikon Corp.	(900)	(16,522)
Taiheiyo Cement Corp.	(2,000)	(7,063)
Tohoku Electric Power Co., Inc. *	(1,600)	(18,842)

		(79,140)

Luxembourg—(0.1%)
Millicom International Cellular SA — SDR	(92)	(9,580)

		(9,580)

Netherlands—(0.1%)
Koninklijke Vopak NV	(213)	(12,455)

		(12,455)

New Zealand—(0.1%)
Ryman Healthcare Ltd.	(1,637)	(10,839)

		(10,839)

Portugal—(0.3%)
Jeronimo Martins SGPS SA	(1,239)	(21,007)

		(21,007)

Spain—(0.1%)
Banco Santander SA	(1,226)	(11,067)

		(11,067)

Sweden—(0.3%)
Elekta AB, Class B	(1,219)	(16,208)
Hennes & Mauritz AB, Class B	(274)	(12,338)

		(28,546)

Switzerland—(0.6%)
Julius Baer Group Ltd.	(221)	(10,342)
Panalpina Welttransport Holding AG, Registered Shares	(98)	(16,223)
SGS SA	(8)	(19,796)

		(46,361)

Thailand—(0.5%)
Siam Cement PCL, (The)	(1,600)	(21,127)
Siam Commercial Bank PCL, (The)	(3,700)	(17,221)

		(38,348)

United Kingdom—(1.3%)
Aberdeen Asset Management PLC	(1,567)	(10,224)
Aviva PLC	(1,580)	(12,562)
BG Group PLC	(490)	(8,915)
Diageo PLC	(650)	(20,411)
G4S PLC	(3,106)	(12,351)
Michael Page International PLC	(1,887)	(16,000)
Ocado Group PLC *	(971)	(9,132)
Old Mutual PLC	(3,285)	(10,827)

		(100,422)

	Number of Shares	Value
United States—(11.9%)
3D Systems Corp. *	(189)	$(14,356)
ABIOMED, Inc. *	(444)	(12,516)
Air Products & Chemicals, Inc.	(99)	(12,011)
American Axle & Manaufacturing Holdings, Inc. *	(477)	(9,220)
Angie’s List, Inc. *	(511)	(7,108)
athenahealth, Inc. *	(46)	(8,918)
AutoNation, Inc. *	(209)	(11,002)
Blackbaud, Inc.	(203)	(6,359)
Buffalo Wild Wings, Inc. *	(65)	(9,425)
Cabela’s, Inc. *	(302)	(20,029)
Carrizo Oil & Gas, Inc. *	(362)	(18,006)
Caterpillar, Inc.	(87)	(8,436)
Cheesecake Factory, Inc. (The)	(241)	(11,452)
Chesapeake Energy Corp.	(532)	(13,784)
Chico’s FAS, Inc.	(641)	(10,474)
Chipotle Mexican Grill, Inc. *	(30)	(16,956)
Clorox Co.(The)	(224)	(19,551)
Community Bank System, Inc.	(323)	(11,767)
Compass Minerals International, Inc.	(175)	(14,936)
Concur Technologies, Inc. *	(102)	(12,592)
Continental Resources, Inc. *	(150)	(17,928)
Eaton Vance Corp.	(420)	(15,893)
Elizabeth Arden, Inc. *	(356)	(10,883)
FactSet Research Systems, Inc.	(154)	(16,215)
Fastenal Co.	(359)	(16,941)
First Financial Bankshares, Inc.	(157)	(9,495)
Greenhill & Co., Inc.	(339)	(18,059)
Health Net, Inc./CA *	(260)	(8,853)
Hittite Microwave Corp.	(182)	(10,734)
Interface, Inc.	(487)	(9,380)
International Rectifier Corp. *	(475)	(12,801)
Intrepid Potash, Inc. *	(922)	(13,655)
Intuitive Surgical, Inc. *	(34)	(15,124)
Itron, Inc. *	(256)	(8,960)
J.B. Hunt Transport Services, Inc.	(174)	(12,505)
Krispy Kreme Doughnuts Inc *	(501)	(9,529)
L Brands, Inc.	(216)	(12,167)
LinkedIn Corp., Class A *	(63)	(12,855)
Lululemon Athletica, Inc. *	(331)	(16,653)
Manitowoc Co., Inc., (The)	(624)	(19,307)
Matador Resources Co. *	(494)	(11,984)
Mattel, Inc.	(503)	(18,767)
Mondelez International Inc	(422)	(14,361)
Monro Muffler Brake, Inc.	(413)	(24,644)
Monster Beverage Corp. *	(126)	(9,324)
National Instruments Corp.	(595)	(17,237)
Netflix, Inc. *	(52)	(23,173)
NetSuite, Inc. *	(79)	(9,092)
Pepco Holdings, Inc.	(675)	(13,763)
Plum Creek Timber Co., Inc.	(314)	(13,593)
Quiksilver, Inc. *	(1,169)	(9,118)
ResMed, Inc.	(448)	(19,721)
Rollins, Inc.	(547)	(16,333)
Sally Beauty Holdings, Inc. *	(668)	(19,172)
Seattle Genetics, Inc. *	(262)	(13,779)
Simpson Manufacturing Co., Inc.	(242)	(8,555)
Snyders-Lance, Inc.	(633)	(17,148)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34	SEMI-ANNUAL REPORT 2014

BOSTON PARTNERS FAMILY OF FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—(continued)
Sonic Corp. *	(706)	$(14,388)
TCF Financial Corp.	(551)	(8,882)
TECO Energy, Inc.	(790)	(13,256)
Toll Brothers, Inc. *	(219)	(8,543)
Trex Co., Inc. *	(111)	(8,682)
Trustmark Corp.	(422)	(10,183)
UMB Financial Corp.	(316)	(19,699)
Under Armour, Inc., Class A *	(117)	(13,239)
United Bankshares, Inc.	(551)	(16,216)
Vulcan Materials Co.	(154)	(10,461)
W.W. Grainger, Inc.	(54)	(13,771)
Wausau Paper Corp.	(1,424)	(18,868)
Westamerica Bancorporation	(331)	(16,643)

		(949,430)

TOTAL COMMON STOCK (Proceeds $1,845,645)		(1,867,638)

Value
TOTAL SECURITIES SOLD SHORT —(23.4%) (Proceeds $1,845,645)	$(1,867,638)

OTHER ASSETS IN EXCESS OF LIABILITIES—80.8%	6,435,146

NET ASSETS—100.0%	$7,964,143

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

Contracts For Difference held by the Fund at February 28, 2014, are as follows:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Unrealized (Depreciation)
Chailease Holding Co., Ltd.	Goldman Sachs	(5,000.00)	$372,500	$(128)

A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Bermuda	$25,288	25,288	$—	$—
Canada	55,087	55,087	—	—
Denmark	25,179	—	25,179	—
France	151,887	25,983	125,904	—
Germany	246,473	45,315	201,158	—
Hong Kong	29,210	—	29,210	—
Ireland	104,871	—	104,871	—
Japan	222,272	53,608	168,664	—
South Korea	17,735	—	17,735	—
Switzerland	263,572	30,535	233,037	—
Taiwan	14,742	—	14,742	—
United Kingdom	408,877	183,858	225,019	—
United States	1,831,442	1,831,442	—	—

Total Assets	$3,396,635	$2,251,116	$1,145,519	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	35

BOSTON PARTNERS FAMILY OF FUNDS	FEBRUARY 28, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Argentina	$(14,689)	$(14,689)	$—	$—
Australia	(23,271)	—	(23,271)	—
Austria	(13,108)	—	(13,108)	—
Belgium	(8,356)	—	(8,356)	—
Canada	(52,447)	(52,447)	—	—
China	(48,823)	(13,976)	(34,847)	—
Denmark	(15,928)	—	(15,928)	—
Finland	(35,807)	—	(35,807)	—
France	(139,521)	(40,065)	(99,456)	—
Germany	(135,742)	(10,157)	(125,585)	—
Hong Kong	(18,081)	(18,081)	—	—
India	(28,606)	(28,606)	—	—
Indonesia	(13,252)	(13,252)	—	—
Italy	(12,812)	(12,812)	—	—
Japan	(79,140)	—	(79,140)	—
Luxembourg	(9,580)	—	(9,580)	—
Netherlands	(12,455)	—	(12,455)	—
New Zealand	(10,839)	—	(10,839)	—
Portugal	(21,007)	—	(21,007)	—
Spain	(11,067)	(11,067)	—	—
Sweden	(28,546)	(16,208)	(12,338)	—
Switzerland	(46,361)	—	(46,361)	—
Thailand	(38,348)	—	(38,348)	—
United Kingdom	(100,422)	(8,915)	(91,507)	—
United States	(949,430)	(929,709)	(19,721)	—
Contracts for difference	(128)	—	(128)	—

Total Liabilities	$(1,867,766)	$(1,169,984)	$(697,782)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Robeco Boston Partners Small Cap Value Fund II	Robeco Boston Partners Long/Short Equity Fund	Robeco Boston Partners Long/Short Research Fund	Robeco Boston Partners All-Cap Value Fund
ASSETS
Investments in securities, at value † ^	$200,810,801	$753,578,590	$3,634,971,385	$793,011,899
Cash	12,051,460	130,533,749	360,439,304	32,725,237
Foreign currency, at value #	—	—	108,547,756	—
Receivables
Investments sold	235,494	24,213,623	42,326,727	68,396
Deposits with brokers for securities sold short	—	588,815,561	1,784,054,553	—
Dividends and interest	130,133	1,004,415	8,668,933	1,847,665
Capital shares sold	621,842	697,911	58,633,353	2,096,731
Prepaid expenses and other assets	21,056	45,486	489,324	34,289

Total assets	213,870,786	1,498,889,335	5,998,131,335	829,784,217

LIABILITIES
Securities sold short, at fair value ‡	—	578,585,710	1,736,793,396	—
Options written, at value *	—	309,405	3,126,200	91,692
Due to Custodian, at value #	—	415,867	—	—
Payables
Securities lending collateral	6,139,754	20,006,304	—	2,725,161
Investments purchased	6,053,685	6,992,672	76,227,965	1,023,237
Capital shares redeemed	123,200	5,025,483	2,806,763	224,966
Due to prime broker	—	131,668,296	282,115,799	—
Investment advisory fees	143,944	1,359,471	3,392,083	325,464
Administration and accounting fees	12,393	48,241	108,687	39,761
Custodian fees	6,748	53,888	149,274	21,914
Distribution and service fees	20,229	39,519	39,069	31,318
Dividends on securities sold-short	—	144,238	1,764,083	—
Printing and shareholder reporting fees	13,755	46,594	49,898	4,334
Other accrued expenses and liabilities	25,004	48,344	78,198	5,270

Total liabilities	12,538,712	744,744,032	2,106,651,415	4,493,117

Net Assets	$201,332,074	$754,145,303	$3,891,479,920	$825,291,100

NET ASSETS CONSIST OF
Par value	$9,370	$38,549	$268,844	$38,870
Paid-in capital	142,377,293	722,693,407	3,594,693,722	648,071,544
Undistributed net investment income/(accumulated net investment loss)	(32,715)	(12,623,241)	(14,047,834)	1,423,256
Accumulated net realized gain/(loss) from investments, securities sold short, written options and foreign currency translation	(4,470,125)	14,150,674	6,919,453	16,676,181
Net unrealized appreciation on investments, securities sold short, written options and foreign currency translation	63,448,251	29,885,914	303,645,735	159,081,249

Net Assets	$201,332,074	$754,145,303	$3,891,479,920	$825,291,100

INSTITUTIONAL CLASS
Net assets	$92,053,164	$560,462,468	$3,677,228,524	$654,140,779
Shares outstanding	4,197,009	28,211,355	253,927,097	30,788,138

Net asset value, offering and redemption price per share	$21.93	$19.87	$14.48	$21.25

INVESTOR CLASS
Net assets	$109,278,910	$193,682,835	$214,251,396	$171,150,321
Shares outstanding	5,172,706	10,337,641	14,917,085	8,081,366

Net asset value, offering and redemption price per share	$21.13	$18.74	$14.36	$21.18

† Investment in securities, at cost	$137,362,550	$591,373,160	$3,192,644,700	$634,051,318
^ Includes market value of securities on loan	$5,943,039	$19,329,522	$—	$2,690,790
# Foreign currency, at cost	$—	$(413,932)	$107,254,081	$—
‡ Proceeds received, securities sold short	$—	$445,677,380	$1,597,981,589	$—
* Premiums received, options written	$—	$900,455	$1,920,469	$212,360

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	37

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	Robeco WPG Small/Micro Cap Value Fund	Robeco Boston Partners Global Equity Fund	Robeco Boston Partners International Equity Fund	Robeco Boston Partners Global Long/Short Fund
ASSETS
Investments in securities, at value † ^	$48,840,608	$66,539,803	$12,803,787	$3,396,635
Cash	1,330,138	1,909,683	560,162	273,915
Foreign currency, at value #	—	47,916	17,108	7,209
Receivables
Investments sold	1,021,297	1,494,366	208,040	87,758
Deposits with brokers for securities sold short	—	—	—	2,621,047
Dividends and interest	49,291	204,017	54,571	9,771
Capital shares sold	—	—	—	4,334,987
Investment adviser	—	—	15,127	22,821
Prepaid expenses and other assets	15,047	24,145	22,653	10,448

Total assets	51,256,381	70,219,930	13,681,448	10,764,591

LIABILITIES
Securities sold short, at fair value ‡	—	—	—	1,867,638
Payables
Securities lending collateral	5,306,318	—	—	—
Investments purchased	186,858	456,715	—	100,494
Capital shares redeemed	15,000	—	—	—
Due to prime broker	—	—	—	805,659
Investment advisory fees	30,803	28,014	—	—
Audit Fees	11,580	13,980	27,420	8,210
Custodian fees	9,267	9,176	8,535	5,600
Administration and accounting fees	5,695	4,937	6,634	2,491
Dividends on securities sold-short	—	—	—	2,682
Prime broker interest payable	—	—	—	61
Printing and shareholder reporting fees	1,795	—	1,055	3,050
Unrealized loss on contracts for difference	—	—	—	128
Other accrued expenses and liabilities	13,990	7,280	5,005	4,435

Total liabilities	5,581,306	520,102	48,649	2,800,448

Net Assets	$45,675,075	$69,699,828	$13,632,799	$7,964,143

NET ASSETS CONSIST OF
Par value	$2,330	$4,691	$1,008	$799
Paid-in capital	35,292,469	64,042,238	10,132,690	7,964,201
Undistributed net investment income/(accumulated net investment loss)	(56,191)	123,912	15,046	(5,602)
Accumulated net realized gain/(loss) from investments, securities sold short, written options, contracts for difference and foreign currency translation	1,051,631	581,319	436,346	(44,077)
Net unrealized appreciation on investments, securities sold short, written options, contracts for difference and foreign currency translation	9,384,836	4,947,668	3,047,709	48,822

Net Assets	$45,675,075	$69,699,828	$13,632,799	$7,964,143

INSTITUTIONAL CLASS
Net assets	$45,675,075	$69,699,828	$13,632,799	$7,964,143
Shares outstanding	2,329,587	4,690,902	1,007,836	798,646

Net asset value, offering and redemption price per share	$19.61	$14.86	$13.53	$9.97

† Investment in securities, at cost	$39,455,772	$61,593,781	$9,758,325	$3,325,895
^ Includes market value of securities on loan	$5,171,323	$—	$—	$—
# Foreign currency, at cost	$—	$48,669	$17,096	$7,164
‡ Proceeds received, securities sold short	$—	$—	$—	$1,845,645

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

STATEMENTS OF OPERATIONS

	Robeco Boston Partners Small Cap Value Fund II	Robeco Boston Partners Long/Short Equity Fund	Robeco Boston Partners Long/Short Research Fund	Robeco Boston Partners All-Cap Value Fund
	For the Six Months Ended February 28, 2014	For the Six Months Ended February 28, 2014	For the Six Months Ended February 28, 2014	For the Six Months Ended February 28, 2014
Investment Income
Dividends †	$1,757,936	$5,306,490	$26,691,842	$6,060,979
Interest	268	2,547	5,027	1,361
Income from securities loaned (Note 6)	62,381	158,761	—	16,861

Total investment income	1,820,585	5,467,798	26,696,869	6,079,201

Expenses
Advisory fees (Note 2)	925,872	9,442,794	16,696,286	2,613,818
Distribution fees (Investor Class) (Note 2)	130,106	267,193	203,067	151,193
Administration and accounting fees (Note 2)	86,027	313,873	678,901	247,587
Transfer agent fees (Note 2)	46,265	104,819	226,680	39,029
Printing and shareholder reporting fees	23,905	68,540	100,645	18,333
Registration and filing fees	19,709	57,108	196,047	33,059
Audit fees	12,302	17,259	18,748	13,879
Directors’ and officers’ fees	11,703	25,044	51,937	18,517
Legal fees	10,337	38,599	135,558	24,429
Custodian fees (Note 2)	9,399	85,514	216,387	38,776
Dividend expense on securities sold-short	—	1,284,539	8,783,606	—
Prime broker interest expense	—	5,716,749	3,665,027	—
Other expenses	3,593	28,549	81,866	12,744

Total expenses before waivers and reimbursements	1,279,218	17,450,580	31,054,755	3,211,364
Less: waivers and reimbursements	—	—	—	(773,079)

Net expenses after waivers and reimbursements	1,279,218	17,450,580	31,054,755	2,438,285

Net investment income/(loss)	541,367	(11,982,782)	(4,357,886)	3,640,916

Net realized gain/(loss) from:
Investments	6,551,926	102,702,186 *	95,524,343	26,607,889
Investments sold-short	—	(71,747,065)	(77,643,493)	—
Foreign currency transactions	—	117,623	1,827,545	—
Written options **	—	(3,516,325)	1,438,125	(89,043)
Net change in unrealized appreciation/(depreciation) on:
Investments	19,303,057	31,999,951	307,255,609	59,029,285
Investments sold short	—	(41,543,121)	(98,823,336)	—
Foreign currency translation	—	(2,232)	1,880,994	—
Written options **	—	(146,221)	(1,951,688)	178,400

Net realized and unrealized gain from investments	25,854,983	17,864,796	229,508,099	85,726,531

Net increase in net assets resulting from operations	$26,396,350	$5,882,014	$225,150,213	$89,367,447

† Net of foreign withholding taxes of	$—	$(146,463)	$(294,782)	$(74,187)

*	Includes realized loss on purchased options of $(1,316,595). Primary risk is equity contracts
**	Primary risk is equity contracts

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	39

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

STATEMENTS OF OPERATIONS (concluded)

	Robeco WPG Small/Micro Cap Value Fund	Robeco Boston Partners Global Equity Fund	Robeco Boston Partners International Equity Fund	Robeco Boston Partners Global Long/Short Fund
	For the Six Months Ended February 28, 2014	For the Six Months Ended February 28, 2014	For the Six Months Ended February 28, 2014	For the Period Ended February 28, 2014*
Investment Income
Dividends †	$403,161	$309,633	$96,443	$9,938
Interest	115	115	66	3
Income from securities loaned (Note 6)	25,843	—	—	—

Total investment income	429,119	309,748	96,509	9,941

Expenses
Advisory fees (Note 2)	198,417	163,707	56,188	6,363
Administration and accounting fees (Note 2)	37,934	39,275	40,288	11,892
Transfer agent fees (Note 2)	28,241	16,020	16,046	6,302
Custodian fees (Note 2)	14,492	9,069	10,994	5,600
Audit fees	12,081	17,134	22,344	8,210
Registration and filing fees	11,484	15,033	16,163	3,453
Directors’ and officers’ fees	9,517	8,561	8,467	4,595
Legal fees	1,592	—	8	2,828
Printing and shareholder reporting fees	433	—	—	3,050
Dividend expense on securities sold-short	—	—	—	3,620
Prime broker interest expense	—	—	—	3,439
Other expenses	6,629	2,467	2,547	821

Total expenses before waivers and reimbursements	320,820	271,266	173,045	60,173
Less: waivers and reimbursements	—	(94,767)	(110,109)	(44,630)

Net expenses after waivers and reimbursements	320,820	176,499	62,936	15,543

Net investment income/(loss)	108,299	133,249	33,573	(5,602)

Net realized gain/(loss) from:
Investments	4,361,806	785,987	567,939	(19,831)
Investments sold-short	—	—	—	(15,390)
Foreign currency transactions	—	(45,968)	(4,278)	(8,856)
Net change in unrealized appreciation/(depreciation) on:
Investments	728,897	3,296,665	1,438,272	70,740
Investments sold short	—	—	—	(21,993)
Foreign currency translation	—	3,363	2,553	203
Contracts for difference	—	—	—	(128)

Net realized and unrealized gain from investments	5,090,703	4,040,047	2,004,486	4,745

Net increase/(decrease) in net assets resulting from operations	$5,199,002	$4,173,296	$2,038,059	$(857)

† Net of foreign withholding taxes of	$(2,343)	$(8,511)	$(8,132)	$(371)

*	Inception Date for the Fund is December 31, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

	Robeco Boston Partners Small Cap Value Fund II		Robeco Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$541,367	$568,706	$(11,982,782)	$(20,622,645)
Net realized gain from investments, securities sold short, written options and foreign currency	6,551,926	7,727,178	27,556,419	64,972,332
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	19,303,057	23,481,128	(9,691,623)	12,934,395

Net increase in net assets resulting from operations	26,396,350	31,777,012	5,882,014	57,284,082

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(345,221)	(330,981)	—	—
Investor Class	(237,918)	(239,393)	—	—
Net realized gains
Institutional Class	—	—	(36,987,514)	(31,483,030)
Investor Class	—	—	(13,170,067)	(11,609,468)

Net decrease in net assets from dividends and distributions to shareholders	(583,139)	(570,374)	(50,157,581)	(43,092,498)

Capital transactions:
Institutional Class
Proceeds from shares sold	12,540,672	19,307,982	74,229,335	194,729,408
Reinvestment of distributions	324,783	315,205	26,413,733	22,073,849
Shares redeemed	(8,595,954)	(11,010,452)	(128,980,644)	(112,476,432)
Redemption fees (Note 8)	—	—	248,808	226,043
Investor Class
Proceeds from shares sold	17,235,735	22,599,993	22,739,175	74,413,011
Reinvestment of distributions	233,663	236,002	12,197,068	11,016,840
Shares redeemed	(9,899,404)	(19,269,204)	(49,623,839)	(39,083,760)
Redemption fees (Note 8)	—	—	85,694	79,485

Net increase/(decrease) in net assets from capital transactions	11,839,495	12,179,526	(42,690,670)	150,978,444

Total increase/(decrease) in net assets	37,652,706	43,386,164	(86,966,237)	165,170,028
Net assets
Beginning of period	163,679,368	120,293,204	841,111,540	675,941,512

End of period	$201,332,074	$163,679,368	$754,145,303	$841,111,540

Undistributed net investment income/(loss), end of period	$(32,715)	$9,057	$(12,623,241)	$(640,459)

Share transactions:
Institutional Class
Shares sold	588,182	1,111,634	3,553,546	9,225,509
Shares reinvested	15,262	19,314	1,291,625	1,094,171
Shares redeemed	(416,249)	(622,538)	(6,278,332)	(5,349,876)

Net increase/(decrease)	187,195	508,410	(1,433,161)	4,969,804

Investor Class
Shares sold	897,316	1,361,719	1,145,143	3,725,052
Shares reinvested	11,392	15,003	632,300	575,283
Shares redeemed	(490,203)	(1,147,672)	(2,542,187)	(1,956,277)

Net increase/(decrease)	418,505	229,050	(764,744)	2,344,058

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	41

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Robeco Boston Partners Long/Short Research Fund		Robeco Boston Partners All-Cap Value Fund
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(4,357,886)	$(8,746,108)	$3,640,916	$5,540,050
Net realized gain/(loss) from investments, securities sold short, written options and foreign currency	21,146,520	(3,616,597)	26,518,846	13,930,912
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	208,361,579	84,166,780	59,207,685	71,276,589

Net increase in net assets resulting from operations	225,150,213	71,804,075	89,367,447	90,747,551

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	—	—	(4,677,165)	(5,354,408)
Investor Class	—	—	(911,496)	(396,553)
Net realized capital gains
Institutional Class	(10,191,255)	(3,652,979)	(15,951,494)	(1,983,575)
Investor Class	(644,954)	(626,444)	(3,674,790)	(170,547)

Net decrease in net assets from dividends and distributions to shareholders	(10,836,209)	(4,279,423)	(25,214,945)	(7,905,083)

Capital transactions:
Institutional Class
Proceeds from shares sold	1,884,510,296	1,560,210,535	176,702,767	94,185,087
Reinvestment of distributions	5,470,231	3,332,064	18,483,816	6,790,733
Shares redeemed	(157,688,738)	(134,081,253)	(35,798,140)	(78,414,413)
Redemption fees (Note 8)	70,418	69,975	—	—
Investor Class
Proceeds from shares sold	88,819,543	86,157,330	91,696,965	54,038,094
Reinvestment of distributions	626,724	616,804	4,474,110	542,146
Shares redeemed	(20,563,499)	(10,387,646)	(14,213,580)	(9,265,249)
Redemption fees (Note 8)	4,722	7,497	—	—

Net increase in net assets from capital transactions	1,801,249,697	1,505,925,306	241,345,938	67,876,398

Total increase in net assets	2,015,563,701	1,573,449,958	305,498,440	150,718,866
Net assets
Beginning of period	1,875,916,219	302,466,261	519,792,660	369,073,794

End of period	$3,891,479,920	$1,875,916,219	$825,291,100	$519,792,660

Undistributed net investment income/(loss), end of period	$(14,047,834)	$(9,689,948)	$1,423,256	$3,371,001

Share transactions:
Institutional Class
Shares sold	133,605,688	119,828,386	8,603,594	5,222,054
Shares reinvested	384,686	269,806	902,530	427,359
Shares redeemed	(11,150,456)	(10,349,319)	(1,741,878)	(4,718,642)

Net increase	122,839,918	109,748,873	7,764,246	930,771

Investor Class
Shares sold	6,332,426	6,723,198	4,481,160	2,941,809
Shares reinvested	44,385	50,187	219,104	34,205
Shares redeemed	(1,492,330)	(813,591)	(694,888)	(525,121)

Net increase	4,884,481	5,959,794	4,005,376	2,450,893

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Robeco WPG Small/Micro Cap Value Fund		Robeco Boston Partners Global Equity Fund
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
Increase/(decrease) in net assets from operations:
Net investment income	$108,299	$166,781	$133,249	$115,056
Net realized gain from investments and foreign currency	4,361,806	6,470,040	740,019	1,381,402
Net change in unrealized appreciation/(depreciation) from investments and foreign currency	728,897	5,215,538	3,300,028	655,470

Net increase in net assets resulting from operations	5,199,002	11,852,359	4,173,296	2,151,928

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(50,359)	(177,056)	(91,861)	(132,255)
Net realized capital gains
Institutional Class	(3,952,860)	—	(1,411,673)	(89,015)

Net decrease in net assets from dividends and distributions to shareholders	(4,003,219)	(177,056)	(1,503,534)	(221,270)

Capital transactions:
Institutional Class
Proceeds from shares sold	1,221,107	1,279,852	54,342,198	10,533,433
Reinvestment of distributions	3,615,431	164,540	1,503,534	221,270
Shares redeemed	(1,111,496)	(9,732,943)	(311,952)	(12,423,048)

Net increase/(decrease) in net assets from capital transactions	3,725,042	(8,288,551)	55,533,780	(1,668,345)

Total increase in net assets	4,920,825	3,386,752	58,203,542	262,313
Net assets
Beginning of period	40,754,250	37,367,498	11,496,286	11,233,973

End of period	$45,675,075	$40,754,250	$69,699,828	$11,496,286

Undistributed net investment income/(loss), end of period	$(56,191)	$(114,130)	$123,912	$82,524

Share transactions:
Institutional Class
Shares sold	60,966	69,365	3,720,386	864,742
Shares reinvested	185,502	10,726	105,585	19,444
Shares redeemed	(55,169)	(551,765)	(21,657)	(1,018,952)

Net increase/(decrease)	191,299	(471,674)	3,804,314	(134,766)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	43

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Robeco Boston Partners International Equity Fund		Robeco Boston Partners Global Long/Short Fund
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Period Ended February 28, 2014* (unaudited)
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$33,573	$184,786	$(5,602)
Net realized gain/(loss) from investments, securities sold short, and foreign currency	563,661	1,225,561	(44,077)
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, contracts for difference and foreign currency	1,440,825	827,263	48,822

Net increase/(decrease) in net assets resulting from operations	2,038,059	2,237,610	(857)

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(180,952)	(131,147)	—
Net realized capital gains
Institutional Class	(1,228,664)	(78,542)	—

Net decrease in net assets from dividends and distributions to shareholders	(1,409,616)	(209,689)	—

Capital transactions:
Institutional Class
Proceeds from shares sold	492,321	10,203,550	7,965,000
Reinvestment of distributions	1,409,616	209,689	—
Shares redeemed	(1,714)	(12,232,244)	—

Net increase/(decrease) in net assets from capital transactions	1,900,223	(1,819,005)	7,965,000

Total increase in net assets	2,528,666	208,916	7,964,143
Net assets
Beginning of period	11,104,133	10,895,217	—

End of period	$13,632,799	$11,104,133	$7,964,143

Undistributed net investment income/(loss), end of period	$15,046	$162,425	$(5,602)

Share transactions:
Institutional Class
Shares sold	36,229	852,881	798,646
Shares reinvested	109,697	18,218	—
Shares redeemed	(130)	(1,018,530)	—

Net increase/(decrease)	145,796	(147,431)	798,646

*	Inception Date of the Fund was December 31, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS	FEBRUARY 28, 2014 (unaudited)

STATEMENT OF CASH FLOWS(1)

Robeco Boston Partners Global Long/Short Fund
For the Period December 31, 2013* to February 28, 2014
Cash flows provided from (used in) operating activities:
Net increase (decrease) in net assets from operations	$(857)

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(3,870,903)
Proceeds from disposition of long-term portfolio investments	537,913
Purchase to cover short sales	(594,854)
Proceeds from short sales	2,425,109
Net realized gain on investments and investments sold short	35,221
Net change in unrealized appreciation (depreciation) on investments and investments sold short	(48,747)
Net unrealized depreciation on contracts for differences	128
Increase (decrease) in deposits with brokers for securities sold short	(2,621,047)
Increase (decrease) in dividend and interest receivable	(9,771)
Increase (decrease) in prepaid expenses and other assets	(33,269)
Increase in payable for custodian fees	5,600
Increase in payable for audit fees	—
Increase in payable for dividends on securities sold-short	2,682
Increase in prime broker interest payable	61
Increase in admin and accounting fees	2,491
Increase in accrued expenses	15,695

Net cash used in operating activities	(4,154,548)

Cash flows from financing activities
Increase in payable to Prime Broker	805,659
Net payment for fund share activity	3,630,013
Distributions paid from realized capital gains	—

Net cash provided by financing activities	4,435,672

Net increase in cash	281,124

Cash and foreign currency at beginning of the period	—

Cash and foreign currency at end of the period	$281,124

Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	$3,378

*	Commencement of operations

(1)

The Robeco Boston Partners Global Long/Short Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other Funds have met the exemption criteria.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	45

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Return of Capital	Total Distributions
Robeco Boston Partners Small Cap Value Fund II
Institutional Class
9/1/13 through 2/28/14†	$19.06	$0.08	$2.88	$2.96	$(0.09)	$—	$—	$(0.09)
8/31/13	15.31	0.09	3.75	3.84	(0.09)	—	—	(0.09)
8/31/12	12.92	0.05	2.39	2.44	(0.05)	—	—	(0.05)
8/31/11	11.02	0.03	1.91	1.94	(0.04)	—	—	(0.04)
8/31/10	10.49	0.06	0.52	0.58	(0.05)	—	—	(0.05)
8/31/09	11.87	0.11	(1.26)	(1.15)	(0.14)	(0.05)	(0.04)	(0.23)
Investor Class
9/1/13 through 2/28/14†	$18.35	$0.05	$2.78	$2.83	$(0.05)	$—	$—	$(0.05)
8/31/13	14.74	0.05	3.61	3.66	(0.05)	—	—	(0.05)
8/31/12	12.44	0.02	2.30	2.32	(0.02)	—	—	(0.02)
8/31/11	10.62	(—)[3]	1.84	1.84	(0.02)	—	—	(0.02)
8/31/10	10.11	0.03	0.50	0.53	(0.02)	—	—	(0.02)
8/31/09	11.43	0.07	(1.20)	(1.13)	(0.11)	(0.05)	(0.03)	(0.19)
Robeco Boston Partners Long/Short Equity Fund
Institutional Class
9/1/13 through 2/28/14†	$20.94	$(0.29)	$0.45	$0.16	$—	$(1.24)	$—	$(1.24)
8/31/13	20.47	(0.54)	2.24	1.70	—	(1.24)	—	(1.24)
8/31/12	19.88	(0.54)	3.15	2.61	—	(2.03)	—	(2.03)
8/31/11	17.41	(0.47)	4.55	4.08	—	(1.62)	—	(1.62)
8/31/10	15.75	(0.37)	1.98	1.61	—	—	—	—
8/31/09	15.47	(0.22)	2.98	2.76	—	(2.48)	—	(2.48)
Investor Class
9/1/13 through 2/28/14†	$19.84	$(0.30)	$0.43	$0.13	$—	$(1.24)	$—	$(1.24)
8/31/13	19.51	(0.57)	2.13	1.56	—	(1.24)	—	(1.24)
8/31/12	19.08	(0.56)	3.01	2.45	—	(2.03)	—	(2.03)
8/31/11	16.80	(0.50)	4.39	3.89	—	(1.62)	—	(1.62)
8/31/10	15.31	(0.40)	1.84	1.44	—	—	—	—
8/31/09	15.17	(0.25)	2.87	2.62	—	(2.48)	—	(2.48)
Robeco Boston Partners Long/Short Research Fund
Institutional Class
9/1/13 through 2/28/14†	$13.30	$(0.02)	$1.26	$1.24	$—	$(0.06)	$—	$(0.06)
8/31/13	11.91	(0.14)	1.66	1.52	—	(0.13)	—	(0.13)
8/31/12	10.60	(0.13)	1.53	1.40	—	(0.09)	—	(0.09)
9/30/10** through 8/31/11	10.00	(0.12)	0.71	0.59	—	—	—	—
Investor Class
9/1/13 through 2/28/14†	$13.21	$(0.04)	$1.25	$1.21	$—	$(0.06)	$—	$(0.06)
8/31/13	11.86	(0.18)	1.66	1.48	—	(0.13)	—	(0.13)
8/31/12	10.58	(0.15)	1.52	1.37	—	(0.09)	—	(0.09)
11/29/10** through 8/31/11	10.40	(0.12)	0.29	0.17	—	—	—	—

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
**	Inception date.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.01 per share.
[4]	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
[5]	Annualized.
[6]	Not Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Redemption Fees		Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—		$21.93	15.54%	$92,053	1.24%[5]	N/A	1.24%[5]	0.73%[5]	9%[6]
—		19.06	25.19	76,442	1.29	N/A	1.29	0.53	19
—	[3]	15.31	18.98	53,604	1.30	N/A	1.36	0.37	32
—	[3]	12.92	17.59	30,172	1.30	N/A	1.37	0.22	38
—	[3]	11.02	5.47	25,736	1.30	N/A	1.39	0.51	43
—	[3]	10.49	(8.97)	21,466	1.30	N/A	1.74	1.29	66

$—		$21.13	15.41%	$109,279	1.49%[5]	N/A	1.49%[5]	0.48%[5]	9%[6]
—		18.35	24.90	87,237	1.54	N/A	1.54	0.28	19
—	[3]	14.74	18.67	66,689	1.55	N/A	1.61	0.12	32
—	[3]	12.44	17.28	70,490	1.55	N/A	1.62	(0.03)	38
—	[3]	10.62	5.26	61,260	1.55	N/A	1.63	0.25	43
—	[3]	10.11	(9.20)	43,408	1.55	N/A	2.00	0.90	66

$0.01		$19.87	0.64%	$560,462	4.10%[5]	2.43%[5]	4.10%[5]	(2.79)%[5]	27%[6]
0.01		20.94	8.61	620,804	4.30	2.43	4.30	(2.58)	67
0.01		20.47	14.16	505,108	4.29	2.48	4.29	(2.68)	71
0.01		19.88	23.66	344,935	3.70	2.47	3.71	(2.35)	103
0.05		17.41	10.54	164,438	3.40	2.50	3.46	(2.10)	81
—	[3]	15.75	30.02	54,703	3.35	2.50	4.04	(1.85)	172

$0.01		$18.74	0.52%	$193,683	4.35%[5]	2.68%[5]	4.35%[5]	(3.04)%[5]	27%[6]
0.01		19.84	8.30	220,307	4.55	2.68	4.55	(2.83)	67
0.01		19.51	13.90	170,834	4.54	2.73	4.54	(2.93)	71
0.01		19.08	23.37	128,184	3.95	2.72	3.96	(2.60)	103
0.05		16.80	9.73	82,088	3.65	2.75	3.70	(2.35)	81
—	[3]	15.31	29.63	30,980	3.55	2.75	4.19	(2.09)	172

$—	[3]	$14.48	9.29%	$3,677,229	2.31%[5]	1.38%[5]	2.31%[5]	(0.31)%[5]	38%[6]
—	[3]	13.30	12.81	1,743,406	2.75	1.48	2.71	(1.09)	65
—	[3]	11.91	13.32	254,170	2.81	1.54	2.84	(1.12)	53 [4]
0.01		10.60	6.00	37,237	2.70 [5]	1.74 [5]	4.05 [5]	(1.21)[5]	61 [6]

$—	[3]	$14.36	9.13%	$214,251	2.56%[5]	1.63%[5]	2.56%[5]	(0.56)%[5]	38%[6]
—	[3]	13.21	12.52	132,511	3.05	1.73	3.01	(1.39)	65
—	[3]	11.86	13.06	48,296	3.00	1.79	3.04	(1.31)	53 [4]
0.01		10.58	1.73	20,308	2.99 [5]	1.98 [5]	4.08 [5]	(1.47)[5]	61 [6]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	47

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Distributions	Redemption Fees
Robeco Boston Partners All-Cap Value Fund
Institutional Class
9/1/13 through 2/28/14†	$19.19	$0.12	$2.74	$2.86	$(0.18)	$(0.62)	$(0.80)
8/31/13	15.57	0.24	3.75	3.99	(0.27)	(0.10)	(0.37)	—
8/31/12	14.34	0.20	2.04	2.24	(0.12)	(0.89)	(1.01)	—
8/31/11	12.85	0.15	1.63	1.78	(0.10)	(0.19)	(0.29)	—
8/31/10	12.56	0.10	0.32	0.42	(0.13)	—	(0.13)	—
8/31/09	13.61	0.19	(1.03)	(0.84)	(0.12)	(0.09)	(0.21)	—
Investor Class
9/1/13 through 2/28/14†	$19.12	$0.09	$2.74	$2.83	$(0.15)	$(0.62)	$(0.77)
8/31/13	15.50	0.20	3.75	3.95	(0.23)	(0.10)	(0.33)	—
8/31/12	14.28	0.16	2.03	2.19	(0.08)	(0.89)	(0.97)	—
8/31/11	12.79	0.11	1.63	1.74	(0.06)	(0.19)	(0.25)	—
8/31/10	12.52	0.07	0.31	0.38	(0.11)	—	(0.11)	—
8/31/09	13.56	0.16	(1.03)	(0.87)	(0.08)	(0.09)	(0.17)	—
Robeco WPG Small/Micro Cap Value Fund
Institutional Class
9/1/13 through 2/28/14†	$19.06	$0.05	$2.37	$2.42	$(0.02)	$(1.85)	$(1.87)	—
8/31/13	14.32	0.07	4.74	4.81	(0.07)	—	(0.07)	—
8/31/12	12.31	(0.05)	2.06	2.01	—	—	—	—	[3]
8/31/11	11.65	(0.06)	0.72	0.66	—	—	—	—
8/31/10	10.57	(0.05)	1.16	1.11	(0.03)	—	(0.03)	—	[3]
8/31/09	12.18	0.03	(1.62)	(1.59)	(0.01)	(0.01)	(0.02)	—
Robeco Boston Partners Global Equity Fund
Institutional Class
9/1/13 through 2/28/14†	$12.97	$0.05	$2.22	$2.27	$(0.02)	$(0.36)	$(0.38)	—
8/31/13	11.00	0.12	2.07	2.19	(0.13)	(0.09)	(0.22)	—
12/30/11** through 8/31/12	10.00	0.10	0.90	1.00	—	—	—	—
Robeco Boston Partners International Equity Fund
Institutional Class
9/1/13 through 2/28/14†	$12.88	$0.04	$2.20	$2.24	$(0.20)	$(1.39)	$(1.59)	$—
8/31/13	10.79	0.20	2.10	2.30	(0.13)	(0.08)	(0.21)	—
12/30/11** through 8/31/12	10.00	0.15	0.64	0.79	—	—	—	—
Robeco Boston Partners Global Long/Short Fund
Institutional Class
12/31/13** through 2/28/14†	$10.00	$(0.02)	$(0.01)	$(0.03)	$—	$—	$—	$—

†	Unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.
**	Inception date.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees are reflected in total return calculations.
[3]	Amount is less than $0.01.
[4]	Annualized.
[5]	Not Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

48	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (concluded)	PER SHARE OPERATING PERFORMANCE

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$21.25	15.05%	$654,141	0.70%[4]	N/A	0.94%[4]	1.16%[4]	37%[5]
19.19	26.11	441,856	0.70	N/A	0.97	1.37	32
15.57	16.73	343,885	0.70	N/A	1.03	1.38	33
14.34	13.75	210,113	0.70	N/A	1.03	1.00	47
12.85	3.31	112,437	0.80	N/A	1.15	0.75	48
12.56	(5.88)	63,085	0.95	N/A	1.50	1.79	55

$21.18	14.95%	$171,150	0.95%[4]	N/A	1.19%[4]	0.91%[4]	37%[5]
19.12	25.93	77,936	0.95	N/A	1.22	1.12	32
15.50	16.44	25,189	0.95	N/A	1.28	1.13	33
14.28	13.55	26,436	0.95	N/A	1.28	0.75	47
12.79	3.01	13,016	1.03	N/A	1.39	0.55	48
12.52	(6.15)	5,187	1.20	N/A	1.75	1.51	55

$19.61	12.80%	$45,675	1.46%[4]	N/A	1.46%[4]	0.49%[4]	86%[5]
19.06	33.71	40,754	1.54	N/A	1.54	0.41	72
14.32	16.33	37,367	1.70	N/A	1.70	(0.34)	84
12.31	5.67	33,238	1.67	N/A	1.72	(0.43)	85
11.65	10.54	32,394	1.69	N/A	1.77	(0.39)	94
10.57	(12.93)	35,405	1.61	N/A	1.95	0.37	137

$14.86	17.62%	$69,700	0.97%[4]	N/A	1.49%[4]	0.21%[4]	94%[5]
12.97	20.14	11,496	1.30	N/A	3.05	1.00	102
11.00	10.00 [5]	11,234	1.30 [4]	N/A	3.56 [4]	1.39 [4]	83 [5]

$13.53	18.09%	$13,633	1.01%[4]	N/A	2.77%[4]	0.73%[4]	29%[5]
12.88	21.52	11,104	1.30	N/A	3.18	1.63	87
10.79	7.90 [5]	10,895	1.30 [4]	N/A	3.77 [4]	2.16 [4]	81 [5]

$9.97	(0.30)%	$7,964	3.66%[4]	2.00%[4]	14.18%[4]	(1.32)%[4]	22%[5]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2014	49

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series trust,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Robeco Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”), Robeco Boston Partners International Equity Fund (“BP International Equity Fund”), Robeco Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”) (collectively “BP Funds”), and Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of February 28, 2014, the BP Funds each offer two classes of shares, Institutional Class and Investor Class. As of February 28, 2014, Investor Class shares of the BP Global Equity Fund, BP International Equity Fund and BP Global Long/Short Fund have not been issued. The WPG Small/Micro Cap Value Fund is a single class fund, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of February 28, 2014 is included in each Fund’s Portfolio of Investments.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Global Equity Fund, securities with an end of period value of $885,618 transferred from Level 1 into Level 2. For the BP International Equity Fund, securities with an end of period value of $326,671 transferred from Level 1 into Level 2. These transfers occurred as a result of these securities being valued utilizing the international fair value pricing at February 28, 2014.

Use of Estimates — The preparation of financial statements in conformity U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial report purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

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Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

The BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP All-Cap Value Fund had transactions in options written during the six-month period ended February 28, 2014 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2013	1,996	$2,046,646	5,383	$2,971,577	849	$143,481
Options written	1,466	1,328,415	4,965	2,144,974	849	212,360
Options closed	(1,089)	(2,248,984)	(4,004)	(2,198,368)	(849)	(143,481)
Options expired	(1,140)	(225,622)	(291)	(90,814)	—	—
Options exercised	—	—	(1,773)	(906,900)	—	—

Options outstanding at February 28, 2014	1,233	$900,455	4,280	$1,920,469	849	$212,360

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the six-month period ended February 28, 2014, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund had net charges of $5,559,191, $3,184,840 and $3,294, respectively, on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.

As of February 28, 2014, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund had securities sold short valued at $578,585,710, $1,736,793,396 and $1,867,638, respectively, for which securities of $600,221,809, $1,648,392,515 and $1,843,695 and cash deposits of $588,815,561, $1,784,054,553 and $2,621,047, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The BP Long/Short Equity Fund, the BP Long/Short Research Fund and BP Global Long/Short Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six-month period ended February 28, 2014:

BP Long/Short Equity Fund			BP Long/Short Research Fund			BP Global Long/Short Fund
Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
121	CAD 1,485,948	1.46%	11	AUD 11,194,404	2.97%	51	AUD 24,628	2.96%
67	EUR 2,447,039	0.60%	7	EUR 49,323	0.64%	44	CAD 26,563	1.46%
179	USD 60,257,229	0.54%	38	GBP 1,421,884	0.88%	43	CHF 17,886	0.46%
			19	JPY 214,159,867	0.55%	46	DKK 8,290	0.48%
			102	NOK 2,931,134	1.95%	45	EUR 263,828	0.60%
			181	USD 177,494,373	0.54%	53	GBP 33,749	0.88%
						54	HKD 24,732	0.53%
						43	JPY 28,967	0.55%
						8	NOK 75	1.93%
						10	NZD 2,161	2.97%
						43	SEK 32,597	1.27%
						52	THB 23,330	2.61%
						7	USD 209,456	0.55%

As of February 28, 2014, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and BP Global Long/Short Fund had borrowings of $131,668,296, $282,115,799 and $805,659, respectively. Interest expenses for the six-month period ended February 28, 2014, totaled $157,558, $480,187 and $145, respectively.

Contracts for Difference — The BP Global Long/Short Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of February 28, 2014, the BP Global Long/Short Fund held CFDs.

2.	Transactions with Investment Advisers and Other Services

Robeco Investment Management, Inc. (“Robeco”) provides investment advisory services to the BP Funds and the WPG Small/Micro Cap Value Fund. For its advisory services with respect to the BP Funds, Robeco is entitled to receive 1.00% of the BP Small Cap Value Fund II’s average daily net assets, 2.25% of the BP Long/Short Equity Fund’s average daily net assets,

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.25% of the BP Long/Short Research Fund’s average daily net assets, 0.80% of the BP All-Cap Value Fund’s average daily net assets, 0.90% of BP Global Equity Fund’s average daily net assets, 0.90% of BP International Equity Fund’s average daily net assets and 1.50% of BP Global Long/Short Fund’s average daily net assets, each accrued daily and payable monthly.

Until December 31, 2014, Robeco has contractually agreed to limit the BP Small Cap Value Fund II, BP Long/Short Equity Fund and BP All-Cap Value Fund’s total annual operating expenses (excluding certain items discussed below) to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on the BP Small Cap Value Fund II, BP Long/Short Equity Fund and BP All-Cap Value Fund’s average daily net assets. These limitations are effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. These contractual limitations are in effect until at least December 31, 2014 and may not be terminated without approval of the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to these Funds.

	Institutional	Investor
BP Small Cap Value Fund II	1.30%	1.55%
BP Long/Short Equity Fund	2.50%	2.75%
BP All-Cap Value Fund	0.70%	0.95%

For the BP Long/Short Research Fund and BP Global Long/Short Fund, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.50% and 2.00%, respectively, of the average daily net assets attributable to the Funds’ Institutional Class shares and 1.75% and 2.25%, respectively, of the average daily net assets attributable to the Funds’ Investor Class. This contractual limitation is in effect until at least December 31, 2014 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the first three years the Funds’ Advisory Agreement with Robeco is in effect, the Funds’ Total annual Fund operating expenses for that year are less than 1.50% for the Institutional Class and 1.75% for the Investor Class of the BP Long/Short Research Fund or 2.00% for the Institutional Class and 2.25% for the Investor Class of the BP Global Long/Short Fund, Robeco is entitled to reimbursement by the Funds of the advisory fees forgone and other payments remitted by Robeco to the Funds during such three-year period.

From September 1, 2013 through September 30, 2013, for the BP Global Equity Fund and BP International Equity Fund, Robeco had contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which each Fund’s total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.30% of the average daily net assets attributable to each Fund’s Institutional Class shares and 1.55% of the average daily net assets attributable to each Fund’s Investor Class. Effective October 1, 2013, Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which each Fund’s total annual Fund operating expenses (excluding certain items discussed below) exceeds 0.95% of the average daily net assets attributable to each Fund’s Institutional Class shares and 1.20% of the average daily net assets attributable to each Fund’s Investor Class. This contractual limitation is in effect until at least December 31, 2014 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the first three years each Fund’s Advisory Agreement with Robeco is in effect, each Fund’s total annual Fund operating expenses for that year are less than 0.95% for the Institutional Class and 1.20% for the Investor Class, Robeco is entitled to reimbursement by each Fund of the advisory fees waived and other payments remitted by Robeco to each Fund during such three-year period.

At February 28, 2014, the amount of potential recoupment by the Adviser was as follows:

	Expiration August 31, 2015	Expiration August 31, 2016	Expiration August 31, 2017	Total
BP Global Equity Fund	$133,820	$202,243	$94,767	$430,830
BP International Equity Fund	144,610	213,420	110,109	468,139
BP Global Long/Short Fund	—	—	29,184	29,184

For its advisory services with respect to the WPG Small/Micro Cap Value Fund, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Small/Micro Cap Value Fund	0.90% of net assets up to $300 million
0.80% of net assets $300 million to $500 million
0.75% of net assets in excess of $500 million

Until December 31, 2014, Robeco has contractually agreed to limit the WPG Small/Micro Cap Value Fund’s total annual Fund operating expenses (excluding certain items discussed below) to 1.70% as a percentage of the Fund’s average daily net assets. The contractual limitation is in effect until at least December 31, 2014 and may not be terminated without approval of

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to the WPG Small/Micro Cap Value Fund.

For the six months period ended February 28, 2014, Robeco has waived and reimbursed fees as follows:

Funds	Investment Adviser Expense Waived	Investment Adviser Reimbursement
BP Small Cap Value Fund II	$—	$—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	—
BP All-Cap Value Fund	773,079	—
BP WPG Small/Micro Cap Value Fund	—	—
BP Global Equity Fund	94,767	—
BP International Equity Fund	56,188	53,921
BP Global Long/Short Fund	6,363	22,821

In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company. For the BP Global Long/Short Fund, BNY accrued administration and accounting fees totaling $11,892 and waived fees totaling $9,401 for the period ended February 28, 2014.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum. For the BP Global Long/Short Fund, BNY accrued transfer agent fees totaling $6,302 and waived transfer agent fees totaling $4,599 for the period ended February 28, 2014.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees. For the BP Global Long/Short Fund, the Custodian accrued custody fees totaling $5,600 and waived custodian fees totaling $1,446 for the period ended February 28, 2014.

The Board of Directors of the Company has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Foreside Funds Distributors LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Plans.

3.	Directors/Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six-month period ended February 28, 2014 was $104,755. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Funds or the Company.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

4.	Investment in Securities

For the six-month period ended February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

Fund	Purchases	Sales
BP Small Cap Value Fund II	$23,108,336	$15,392,401
BP Long/Short Equity Fund	229,014,803	435,976,812
BP Long/Short Research Fund	2,467,242,527	976,690,170
BP All-Cap Value Fund	329,193,789	116,899,903
WPG Small/Micro Cap Value Fund	18,203,751	18,031,786
BP Global Equity Fund	69,500,579	18,291,550
BP International Equity Fund	3,741,375	3,448,611
BP Global Long/Short Fund	3,971,397	625,671

5.	Capital Share Transactions

As of February 28, 2014, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the WPG Small/Micro Cap Value Fund, which has 50,000,000 shares of $0.001 par value common stock authorized.

6.	Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Company’s Board of Directors, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Robeco to be of good standing and only when, in Robeco’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the six-month period ended February 28, 2014, the Funds participated in securities lending. The market value of securities on loan and collateral as of February 28, 2014 and the income generated from the program during the six-month period ended February 28, 2014 with respect to such loans are as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
BP Small Cap Value Fund II	$5,943,039	$6,139,754	$62,381
BP Long/Short Equity Fund	19,329,522	20,006,304	158,761
BP All-Cap Value Fund	2,690,790	2,725,161	16,861
WPG Small/Micro Cap Value Fund	5,171,323	5,306,318	25,843

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of February 28, 2014:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments [1]	Cash Collateral Received	Net Amount
BP Small Cap Value Fund II	$5,943,039	$—	$5,943,039	$(5,943,039)	$—	$—
BP Long/Short Equity Fund	19,329,522	—	19,329,522	(19,329,522)	—	—
BP All-Cap Value Fund	2,690,790	—	2,690,790	(2,690,790)	—	—
WPG Small/Micro Cap Value Fund	5,171,323	—	5,171,323	(5,171,323)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

SEMI-ANNUAL REPORT 2014	57

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

7.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Company’s Board of Directors. Therefore, not all restricted securities are considered illiquid.

At February 28, 2014, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	14,293	1,465	—	0.0
Solar Cayman Ltd. 144A	03/24/10	—	19,375	—	0.0

		$14,293		$—	0.0%

8.	Redemption Fees

There is a 1.00% redemption fee on shares redeemed which have been held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP International Equity Fund. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

9.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2014, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
BP Small Cap Value Fund II	$137,362,550	$66,782,566	$(3,334,315)	$63,448,251
BP Long/Short Equity Fund	591,373,160	171,905,447	19,700,017	162,205,430
BP Long/Short Research Fund	3,192,644,700	465,870,223	(23,543,538)	442,326,685
BP All-Cap Value Fund	634,051,318	161,154,167	(2,193,586)	158,960,581
WPG Small/Micro Cap Value Fund	39,455,772	10,151,362	(766,526)	9,384,836
BP Global Equity Fund	61,593,781	5,424,255	(478,233)	4,946,022
BP International Equity Fund	9,758,325	3,127,396	(81,934)	3,045,462
BP Global Long/Short Fund	3,325,895	104,657	(33,917)	70,740

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

58	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Qualified Late-year Loss Deferral	Other Temporary Differences
BP Small Cap Value Fund II	$22,625	$—	$(10,128,234)	$43,237,809	$—	$—
BP Long/Short Equity Fund	2,623,279	37,550,810	(1,264,851)	37,504,659	—	(724,983)
BP Long/Short Research Fund	—	4,241,723	—	87,335,240	(8,235,220)	(1,138,395)
BP All-Cap Value Fund	8,982,724	6,248,547	—	97,796,913	—	—
WPG Small/Micro Cap Value Fund	11,591	1,959,496	—	7,213,406	—	—
BP Global Equity Fund	967,681	377,341	—	1,638,115	—	—
BP International Equity Fund	876,880	399,184	—	1,594,594	—	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2013 were as follows:

	2013
Fund	Ordinary Income	Long-Term Gains	Total
BP Small Cap Value Fund II	$570,374	$—	$570,374
BP Long/Short Equity Fund	28,628,366	14,464,132	43,092,498
BP Long/Short Research Fund	4,279,421	2	4,279,423
BP All-Cap Value Fund	6,966,356	938,727	7,905,083
WPG Small/Micro Cap Value Fund	177,056	—	177,056
BP Global Equity Fund	221,270	—	221,270
BP International Equity Fund	209,689	—	209,689

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

As of August 31, 2013, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Fund	August 31, 2016	August 31, 2017	August 31, 2018	Total
BP Small Cap Value Fund II	$—	$—	$10,128,234	$10,128,234
BP Long/Short Equity Fund	1,264,851	—	—	1,264,851
BP Long/Short Research Fund	—	—	—	—
BP All-Cap Value Fund	—	—	—	—
WPG Small/Micro Cap Value Fund	—	—	—	—

As of August 31, 2013, the Funds had no post-enactment capital loss carryforwards.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SEMI-ANNUAL REPORT 2014	59

ROBECO INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

60	SEMI-ANNUAL REPORT 2014

ROBECO INVESTMENT FUNDS

PRIVACY NOTICE (unaudited)

FACTS	WHAT DO THE ROBECO INVESTMENT FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•           Social Security number

•           account balances

•           account transactions

•           transaction history

•           wire transfer instructions

•           checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Robeco Investment Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Robeco Investment Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (888)-261-4073 or go to www.robecoinvest.com

SEMI-ANNUAL REPORT 2014	1

ROBECO INVESTMENT FUNDS

PRIVACY NOTICE (unaudited) (concluded)

What we do

How do the Robeco Investment Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Robeco Investment Funds collect my personal information?

We collect your personal information, for example, when you

•           open an account

•           provide account information

•           give us your contact information

•           make a wire transfer

•           tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•           sharing for affiliates’ everyday business purposes – information about your creditworthiness

•           affiliates from using your information to market to you

•           sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include: • Robeco Investment Management, Inc. • Robeco Securities, LLC
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•            The Robeco Investment Funds don’t share with nonaffiliates so they can market to you. The Robeco Investment Funds may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•            The Robeco Investment Funds may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

2	SEMI-ANNUAL REPORT 2014

INVESTMENT ADVISER

Robeco Investment Management Inc.

909 Third Avenue, 32nd Floor

New York, NY 10022

ADMINISTRATOR

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

PRINCIPAL

UNDERWRITER

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

S1 FUND

of THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2014

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

S1 FUND

SEMI-ANNUAL INVESTMENT ADVISER’S REPORT

(UNAUDITED)

Dear Fellow Investor,

We are pleased to enclose the February 28, 2014 semi-annual report for the S1 Fund (the “Fund”) for your information.

The Simple Alternatives team would like to take this opportunity to thank you for your continued support. We are grateful for the confidence you have placed in us since the Fund’s inception.

Our philosophy is simple. We believe that hedged equity is a vital part of any investment portfolio. We believe that investors are best served by diversifying across a team of skilled hedged equity managers and that those strategies and managers are best accessed through a simple-to-use mutual fund structure.

Comparision of Change in Value of $1000 Investment in

S1 Fund I Shares vs. Hedge Fund Research Equity Hedge Index (“HFRXEH”)

Past performance is not predictive of future results.

For the period from September 1, 2013 to February 28, 2014, the Fund returned 12.66%. This compares to a 13.87% return for the S&P 500® Index during the same period. The performance is notable considering the Fund achieved this return with less than half the volatility of the S&P 500® Index and with less than 40% net market exposure.* These strong risk adjusted returns were driven by the Fund having positive performance in every sector with gross returns in Technology (5.42%), Consumer Discretionary (3.08%), Financials (2.17%), and Industrial (2.02%) leading the way. Our decision in mid-2013 to bring in two new managers who have an edge in Technology, Consumer and Industrials, paid dividends and greatly complemented the work of our other managers.

The Fund earned a three-year track record in October of 2013 and was recently awarded a five-star rating from Morningstar for the Multialternative category**. We are grateful for those who believed early on in our model and are encouraged by the growing number of investors in the Fund.

Sincerely,

James K. Dilworth

Founder

Simple Alternatives

**About Morningstar Ratings™

As of 2/28/14, the Simple Alternatives S1 Fund was rated against 144 Multialternative Funds in the last three years and received a five star rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.

The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

© 2014 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

*Annualized Standard Deviation: Risk as measured by the variability of performance. The higher the standard deviation, the greater the variability (and therefore the risk) of the fund or index. Net exposure is calculated by subtracting the value of the short positions from the long positions.

The S&P 500 is a broad index of the U.S. stock market. The HFRX Global Hedge Fund Index data is sourced from Hedge Funds Research, Inc. and is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The S&P 500 Index and the HFRI Index are unmanaged, do not incur expenses and are not available for investment.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

S1 FUND

PERFORMANCE DATA

(UNAUDITED)

Total Returns for the Periods Ended February 28, 2014
		Average Annual
	Six Months*	One Year	Three Year	Since Inception**
S1 Fund, I Shares	12.66%	12.23%	5.19%	4.79%
S&P 500® Index***	13.87%	22.76%	11.92%	17.71%
HFRX Equity Hedge Index***	7.32%	8.76%	-1.44%	0.83%

*	Not annualized.

**	Inception date of the Fund is September 30, 2010.

***	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Call Simple Alternatives at 1-866-882-1226 for returns current to the most recent month-end.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 4.86% and the Fund’s net operating expense ratio is 4.48%. Net operating expense includes interest and dividends on short sales and acquired fund fees. The Fund’s investment adviser, Simple Alternatives, LLC, has contractually agreed until at least December 31, 2014 to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 2.95% of the average daily net assets attributable to the Fund’s I Shares. This limitation can be discontinued at any time after December 31, 2014.

The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Concentration in securities of a limited number of issuers exposes a fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers. The Fund may invest in small- and medium-sized companies which involve greater risk than investing in larger, more established companies, such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources.

The Fund may invest in foreign or emerging markets securities which involve special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets.

The Fund may invest in debt securities which are subject to interest rate risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The Fund may also invest in high yield, lower rated (junk) bonds which involve a greater degree of risk and price fluctuation than investment grade bonds in return for higher yield potential. The Fund’s distressed debt strategy may involve a substantial degree of risk, including investments in sub-prime mortgage securities.

The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. The Fund may leverage transactions which include selling short as well as borrowing for other than temporary or emergency purposes. Leverage creates the risk of magnified capital losses.

S1 FUND

PERFORMANCE DATA (CONCLUDED)

(UNAUDITED)

The Fund may also invest in derivatives which can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. The Fund may invest in options and futures which are subject to special risks and may not fully protect the Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potential normally associated with stocks. Futures trading is very speculative, largely due to the traditional volatility of futures prices.

Portfolio composition is subject to change.

S1 FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2013 through February 28, 2014 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	I SHARES
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2013	ENDING ACCOUNT VALUE FEBRUARY 28, 2014	EXPENSES PAID DURING PERIOD
Actual*	$1,000.00	$1,126.60	$21.88
Hypothetical (5% return before expenses)	1,000.00	1,004.22	20.62

*

Expenses equal to an annualized expense ratio for the six-month period ended February 28, 2014 of 4.15% for the I Shares of the Fund, which includes waived fees or reimbursed expenses (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181) then divided by 365 days. The Fund’s ending account value on the first line in the table is based on the actual six-months total return for the I Shares of the Fund of 12.66%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 1.20% of the Fund’s average net assets attributable to I Shares for the most recent fiscal year.

S1 FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 28, 2014

(UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund.

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCKS:
Information Technology	27.2%	$21,285,715
Consumer Discretionary	22.7	17,794,829
Real Estate Investment Trusts	15.3	12,020,217
Industrials	9.1	7,150,318
Financials	6.6	5,186,867
Materials	4.9	3,866,961
Telecommunication Services	3.0	2,341,403
Consumer Staples	2.3	1,807,603
Health Care	0.3	216,750
Energy	0.1	69,500
PURCHASED OPTIONS	1.1	827,473
EXCHANGE TRADED FUNDS	0.8	611,011
U.S TREASURY NOTE	0.1	104,797
FOREIGN GOVERNMENT NOTE	0.0	9,341
WRITTEN OPTIONS	(0.7)	(545,812)
EXCHANGE TRADED FUNDS SOLD SHORT	(4.8)	(3,780,232)
COMMON STOCKS SOLD SHORT	(46.6)	(36,550,730)
OTHER ASSETS IN EXCESS OF LIABILITIES	58.6	45,945,274

NET ASSETS	100.0%	$78,361,285

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2014

(UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 91.5%
CONSUMER DISCRETIONARY—22.7%
Advance Auto Parts, Inc.^	1,415	$180,214
Aeropostale, Inc.*^	28,521	209,344
Ascena Retail Group, Inc.*^	7,930	145,040
Brookfield Residential Properties, Inc.*†^	28,474	633,546
Caesars Acquisition Co., Class A*	47,000	646,250
Caesars Entertainment Corp.*^	32,400	841,104
Charter Communications, Inc., Class A*^	12,200	1,546,594
Childrens Place Retail Stores, Inc., (The)*^	2,110	114,299
Chipotle Mexican Grill, Inc.*^	474	267,910
ClubCorp Holdings, Inc.	5,400	94,068
Francesca’s Holdings Corp.*	6,090	119,181
GameStop Corp., Class A	2,100	78,351
GNC Holdings, Inc., Class A	390	18,143
HomeAway, Inc.*^	10,786	494,754
Interval Leisure Group, Inc.	9,060	246,341
JC Penney Co., Inc.*^	31,313	227,959
Kate Spade & Co.*	1,385	47,395
Lee Enterprises, Inc.*^	200,000	1,028,000
Lennar Corp., Class A^	22,512	987,827
Liberty Interactive Corp., Class A*^	17,000	496,400
Liberty Ventures, Class A*^	17,400	2,479,674
Loral Space & Communications, Inc.*^	12,025	950,216
Melco Crown Entertainment Ltd. - ADR*	805	34,551
Meritage Homes Corp.*	10,800	520,668
Mothercare PLC (United Kingdom)*	40,000	166,784
MTR Gaming Group, Inc.*	39,000	206,310
Perry Ellis International, Inc.*	1,200	16,740
Polaris Industries, Inc.^	2,018	270,473
Quiksilver, Inc.*^	39,516	308,225
Ralph Lauren Corp.	130	20,940
Restoration Hardware Holdings, Inc.*^	4,148	280,903
Select Comfort Corp.*	4,500	81,270
SFX Entertainment, Inc.*^	60,279	517,797
Sirius XM Canada Holdings, Inc. (Canada)	130,000	987,357
Skechers U.S.A., Inc., Class A*	1,600	53,968
Smith & Wesson Holding Corp.*	14,340	164,910
Sony Corp. - Sponsored ADR^	7,882	138,329
Starbucks Corp.^	1,219	86,500
Starz, Class A*	5,731	183,277
Tile Shop Holdings, Inc.*	6,360	98,071
Time Warner, Inc.	2,607	175,008
Urban Outfitters, Inc.*	3,240	121,306
William Lyon Homes, Class A*^	17,300	535,089
Wolverine World Wide, Inc.^	19,838	522,930
World Wrestling Entertainment, Inc., Class A	19,669	450,813

		17,794,829

	NUMBER OF SHARES	VALUE
CONSUMER STAPLES—2.3%
Coca-Cola Central Japan Co. Ltd. (Japan)	29,400	$676,087
Estee Lauder Cos., Inc. (The), Class A	391	26,916
Tyson Foods, Inc., Class A^	28,000	1,104,600

		1,807,603

ENERGY—0.1%
RSP Permian, Inc.*	2,500	69,500

FINANCIALS—6.6%
Altisource Portfolio Solutions SA*†	552	54,306
American International Group, Inc.^	2,950	146,822
Bank Mutual Corp.	21,670	143,455
Capital & Counties Properties, PLC (United Kingdom)	66,405	418,663
Capital Bank Financial Corp., Class A*^	8,241	189,543
CBRE Group, Inc., Class A*	10,450	292,078
Dream Unlimited Corp. - Class A (Canada)*	28,311	379,167
Fox Chase Bancorp, Inc.^	4,718	80,867
Genworth Financial, Inc., Class A*^	9,800	152,292
Hampden Bancorp, Inc.^	9,850	157,108
Heritage Commerce Corp.^	22,690	183,562
Howard Hughes Corp., (The)*^	7,550	1,042,127
ICG Group, Inc.*	40,429	821,922
Ocean Shore Holding Co.^	13,670	190,150
OmniAmerican Bancorp, Inc.	4,610	100,360
Pacific Mercantile BanCorp.*	32,149	200,610
Realogy Holdings Corp.*	1,980	93,971
Santander Consumer USA Holdings, Inc.*	2,900	73,457
Unite Group PLC (United Kingdom)	42,788	321,307
ViewPoint Financial Group	5,804	145,100

		5,186,867

HEALTH CARE—0.3%
Angiotech Pharmaceuticals, Inc.†Δ	14,450	216,750

INDUSTRIALS—9.1%
3M Co.	1,300	175,149
Ashtead Group PLC (United Kingdom)	25,500	373,621
Baltic Trading Ltd.^	106,400	728,840
Danaher Corp.	1,100	84,139
FedEx Corp.^	3,195	425,989
H&E Equipment Services, Inc.*	8,100	265,032
HD Supply Holdings, Inc.*^	17,000	395,590
Hertz Global Holdings, Inc.*^	30,000	840,300
Nielsen Holdings NV*^	7,780	368,305
Paragon Shipping, Inc., Class A*†	61,000	436,150
Pitney Bowes, Inc.	1,389	35,350
RPX Corp.*^	34,177	547,516
Safe Bulkers, Inc.	38,500	394,240
United Rentals, Inc.*^	8,674	766,261

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014

(UNAUDITED)

	NUMBER OF SHARES	VALUE
INDUSTRIALS—(CONTINUED)
URS Corp.	1,890	$87,885
USG Corp.*^	34,700	1,225,951

		7,150,318

INFORMATION TECHNOLOGY—27.2%
Apple, Inc.^	656	345,213
Attunity Ltd.*†	9,400	102,742
BroadSoft, Inc.*^	19,989	599,870
Cavium, Inc.*^	14,869	626,431
Comverse, Inc.*^	6,123	211,917
Cvent, Inc.*^	21,218	833,443
eBay, Inc.*	10,900	640,593
EchoStar Corp., Class A*	27,300	1,360,086
Envestnet, Inc.*^	15,392	644,001
Extreme Networks, Inc.*	16,570	94,946
Fleetmatics Group, PLC*	13,329	492,507
Gigamon, Inc.*^	25,315	798,941
Guidewire Software, Inc.*^	12,327	660,850
Interactive Intelligence Group, Inc.*	5,992	477,143
JinkoSolar Holding Co. Ltd. - ADR*	14,438	472,411
LogMein, Inc.*^	16,820	703,917
LTX-Credence Corp.*^	132,170	1,337,560
Marketo, Inc.*	12,736	522,176
NVIDIA Corp.	3,790	69,660
NXP Semiconductor NV*†	11,506	646,982
OpenTable, Inc.*^	1,258	100,250
Optimal Payments, PLC (United Kingdom)*	152,000	1,237,014
Palo Alto Networks, Inc.*	6,060	431,169
Pandora Media, Inc.*^	21,640	809,769
Rambus, Inc.*^	76,225	702,794
RealNetworks, Inc.*	5,000	37,550
Rocket Fuel, Inc.*	8,082	453,077
Salesforce.com, Inc.*	9,390	585,654
ServiceNow, Inc.*^	14,335	975,640
Silicon Motion Technology Corp., ADR^	89,620	1,495,758
SINA Corp.*	7,512	513,295
Splunk, Inc.*	2,886	267,676
Tableau Software, Inc., Class A*	3,468	327,171
Teradyne, Inc.*^	24,000	486,720
Yahoo!, Inc.*	13,833	534,922
Yelp, Inc.*^	7,264	685,867

		21,285,715

MATERIALS—4.9%
Air Products & Chemicals, Inc.	190	23,051
Constellium NV, Class A*	32,800	911,512
Graphic Packaging Holding Co.*^	110,000	1,126,400
Noranda Aluminum Holding Corp.	57,000	245,670
Owens-Illinois, Inc.*^	23,000	780,160
Silver Wheaton Corp. (Canada)	9,500	242,535
Smurfit Kappa Group, PLC (Ireland)*	17,900	498,433
Verso Paper Corp.*	16,000	39,200

		3,866,961

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—15.3%
Alexandria Real Estate Equities, Inc.^	11,054	$800,862
American Campus Communities, Inc.^	10,683	394,630
American Capital Agency Corp.	16,050	357,754
American Homes 4 Rent, Class A^	19,700	322,686
Avalonbay Communities, Inc.^	6,131	790,715
BRE Properties, Inc.^	11,507	710,787
Brookfield Canada Office Properties (Canada)	11,981	289,976
Education Realty Trust, Inc.	3,958	37,324
Equity Lifestyle Properties, Inc.^	12,837	516,689
General Growth Properties, Inc.^	37,125	817,492
Green REIT, PLC (Ireland)*	123,656	211,646
Hibernia REIT, PLC (Ireland)*	102,650	151,606
Host Hotels & Resorts, Inc.^	33,850	665,830
Klepierre (France)	8,756	398,781
Lar Espana Real Estate Socim*	30,800	425,132
Parkway Properties, Inc.^	64,154	1,182,358
Post Properties, Inc.^	22,786	1,105,805
Prologis, Inc.^	17,828	734,335
Retail Opportunity Investments Corp.	34,646	513,800
RLJ Lodging Trust^	29,000	753,710
Rouse Properties^	22,728	425,468
Spirit Realty Capital, Inc.^	37,805	412,831

		12,020,217

TELECOMMUNICATION SERVICES—3.0%
8X8, Inc.*^.	77,318	818,024
Globalstar, Inc.*	76,000	172,520
inContact, Inc.*^	108,534	978,977
RingCentral, Inc., Class A*	17,177	371,882

		2,341,403

TOTAL COMMON STOCKS (Cost $58,549,877)		71,740,163

EXCHANGE TRADED FUNDS — 0.8%
CURRENCY—0.1%
ProShares UltraShort Yen*	1,530	100,766

EQUITY—0.6%
ProShares UltraShort Russell 2000*	1,200	54,744
ProShares UltraShort S&P 500*	8,000	231,280
SPDR S&P Homebuilders ETF	4,000	136,120

		422,144

OTHER—0.1%
AP Alternative Assets LP*	2,788	88,101

TOTAL EXCHANGE TRADED FUNDS (Cost $587,239)		611,011

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014

(UNAUDITED)

	PAR (000’S)	VALUE
FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond 3.000% 12/01/15	CAD 10	$9,341

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,122)		9,341

U.S. TREASURY NOTE — 0.1%
2.625% 04/30/16^	$100	104,797

TOTAL U.S. TREASURY NOTE (Cost $101,391)		104,797

	NUMBER OF CONTRACTS
PURCHASED OPTIONS — 1.1%
CALL OPTIONS PURCHASED — 0.8%
Constellium NV
Expires 05/17/14
Strike Price $25	320	112,320
Graphic Packaging Holding Co.
Expires 06/21/14
Strike Price $10	800	60,000
Hertz Global Holdings, Inc.
Expires 06/21/14
Strike Price $30	450	65,250
iShares Russell 2000 ETF
Expires 03/22/14
Strike Price $118	360	61,200
Loral Space & Communications, Inc.
Expires 04/19/14
Strike Price $85	77	9,818
Meritage Homes Corp.
Expires 03/22/14
Strike Price $50	190	17,480
Sprint Corp.
Expires 05/17/14
Strike Price $11	300	6,600
Time Warner Cable, Inc.
Expires 04/19/14
Strike Price $140	260	109,200
United Rentals, Inc.
Expires 03/22/14
Strike Price $85	70	30,800
USG Corp.
Expires 05/17/14
Strike Price $34	220	69,300
Vix
Expires 03/18/14
Strike Price $17	420	29,400

TOTAL CALL OPTIONS PURCHASED (Cost $366,001)		571,368

PUT OPTIONS PURCHASED — 0.3%
AmTrust Financial Services, Inc.
Expires 06/21/14
Strike Price $25	170	13,260

	NUMBER OF CONTRACTS	VALUE
Energy Select Sector SPDR Fund
Expires 03/28/14
Strike Price $83.50	150	$6,375
Flextronics International Ltd.
Expires 03/22/14
Strike Price $7	750	1,500
iShares MSCI Brazil Capped ETF
Expires 04/19/14
Strike Price $38	380	24,700
iShares Russell 2000 ETF
Expires 03/22/14
Strike Price $113	450	31,950
Lindsay Corp.
Expires 06/21/14
Strike Price $85	8	4,680
MercadoLibre, Inc.
Expires 03/22/14
Strike Price $85	88	2,640
NTELOS Holdings Corp.
Expires 03/22/14
Strike Price $12.50	280	14,000
NTELOS Holdings Corp.
Expires 03/22/14
Strike Price $15	150	29,250
NTELOS Holdings Corp.
Expires 06/21/14
Strike Price $10	100	6,000
RealPage, Inc.
Expires 07/19/14
Strike Price $17.50	160	28,000
SPDR Dow Jones Industrial
Average ETF Trust
Expires 05/17/14
Strike Price $158	160	39,840
SPDR S&P 500 ETF Trust
Expires 04/19/14
Strike Price $178	170	22,270
Sprint Corp.
Expires 03/22/14
Strike Price $8	380	8,360
Sprint Nextel Corp.
Expires 05/17/14
Strike Price $8	300	15,300
Sturm, Ruger & Co., Inc.
Expires 04/19/14
Strike Price $65	19	7,980

TOTAL PUT OPTIONS PURCHASED (Cost $433,218)		256,105

TOTAL PURCHASED OPTIONS — 1.1%
(Cost $799,219)		827,473

TOTAL INVESTMENTS — 93.5%
(Cost $60,047,848)		73,292,785

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014

(UNAUDITED)

	NUMBER OF SHARES	VALUE
SECURITIES SOLD SHORT — (51.4)%
COMMON STOCKS — (46.6)%
CONSUMER DISCRETIONARY—(7.1)%
Beazer Homes USA, Inc.*	(2,860)	$(66,323)
Brunswick Corp.	(515)	(23,067)
Casio Computer Co. Ltd. (Japan)	(9,000)	(102,009)
CST Brands, Inc.	(5,500)	(178,915)
Dick’s Sporting Goods, Inc.	(424)	(22,756)
Dunkin’ Brands Group, Inc.	(3,400)	(175,678)
Francesca’s Holdings Corp.*	(8,190)	(160,278)
GameStop Corp., Class A	(211)	(7,872)
Gannett Co., Inc.	(341)	(10,145)
Gap, Inc. (The)	(492)	(21,525)
Hanesbrands, Inc.	(1,331)	(97,536)
Hasbro, Inc.	(2,598)	(143,306)
Jarden Corp.*	(439)	(26,985)
John Wiley & Sons, Inc., Class A	(4,000)	(232,120)
L Brands, Inc.	(850)	(47,880)
LifeLock, Inc.*	(26,005)	(517,760)
Macy’s, Inc.	(200)	(11,572)
Marriott International, Inc., Class A	(16,144)	(875,489)
McDonald’s Corp.	(1,380)	(131,307)
Nikon Corp. (Japan)	(11,000)	(201,933)
Panera Bread Co., Class A*	(84)	(15,231)
Sally Beauty Holdings, Inc.*	(6,000)	(172,200)
Scholastic Corp.	(5,200)	(183,456)
Target Corp.	(3,030)	(189,496)
Tile Shop Holdings, Inc.*	(6,360)	(98,071)
TripAdvisor, Inc.*	(14,635)	(1,467,012)
Tupperware Brands Corp.	(1,347)	(105,874)
WH Smith PLC (United Kingdom)	(12,000)	(234,794)
Yum! Brands, Inc.	(150)	(11,112)

		(5,531,702)

CONSUMER STAPLES—(0.9)%
Colgate-Palmolive Co.	(258)	(16,210)
ConAgra Foods, Inc.	(300)	(8,520)
Energizer Holdings, Inc.	(778)	(75,731)
General Mills, Inc.	(2,856)	(142,886)
Kimberly-Clark Corp.	(1,939)	(213,969)
Molson Coors Brewing Co., Class B	(203)	(11,536)
PepsiCo, Inc.	(1,600)	(128,112)
Philip Morris International, Inc.	(1,000)	(80,910)

		(677,874)

FINANCIALS—(2.4)%
Altisource Asset Management Corp.*†	(100)	(77,500)
Altisource Residential Corp.†	(5,314)	(151,874)
Amtrust Financial Services, Inc.	(6,160)	(232,848)
Cohen & Steers, Inc.	(1,970)	(74,486)
Greenhill & Co., Inc.	(1,230)	(65,522)
Home Capital Group, Inc. (Canada)	(238)	(18,588)
Invesco Ltd.	(2,000)	(68,600)
Jones Lang LaSalle, Inc.	(3,000)	(369,600)
MSCI, Inc.*	(7,600)	(332,196)

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Portfolio Recovery Associates, Inc.*	(4,500)	$(244,035)
Regional Management Corp.*	(2,100)	(63,378)
Springleaf Holdings, Inc.*	(2,800)	(78,876)
US Bancorp	(1,950)	(80,223)
WisdomTree Investments, Inc.*	(4,400)	(68,552)

		(1,926,278)

HEALTH CARE—(0.6)%
Intuitive Surgical, Inc.*	(200)	(88,966)
Masimo Corp.*	(13,500)	(344,925)
Questcor Pharmaceuticals, Inc.	(980)	(59,535)

		(493,426)

INDUSTRIALS—(1.0)%
Caterpillar, Inc.	(105)	(10,182)
Healthcare Services Group, Inc.	(6,600)	(177,738)
Nielsen Holdings NV	(2,896)	(137,097)
Ritchie Bros Auctioneers, Inc.†	(10,000)	(232,600)
Solarcity Corp.*	(570)	(48,427)
Trex Co., Inc.*	(2,600)	(203,372)

		(809,416)

INFORMATION TECHNOLOGY—(25.1)%
Activision Blizzard, Inc.	(6,986)	(135,179)
Bankrate, Inc.*	(37,959)	(764,115)
Bazaarvoice, Inc.*	(38,802)	(262,302)
Blackbaud, Inc.	(13,565)	(424,856)
Bottomline Technologies de, Inc.* .	(8,600)	(306,934)
Canon, Inc. (Japan)	(5,500)	(171,604)
Care.Com, Inc.*	(26,004)	(481,334)
CommVault Systems, Inc.*	(10,494)	(722,827)
Compuware Corp.	(36,352)	(398,054)
Dassault Systemes SA (France)	(3,502)	(402,560)
Dealertrack Technologies, Inc.*	(4,000)	(216,280)
Digital River, Inc.*	(20,956)	(372,388)
Ebix, Inc.	(3,120)	(50,700)
Electronic Arts, Inc.*	(25,326)	(724,070)
FactSet Research Systems, Inc.	(590)	(62,121)
FireEye, Inc.*	(5,201)	(445,414)
Flextronics International Ltd.*	(30,000)	(268,500)
Fusion-io, Inc.*	(4,400)	(48,268)
Hewlett-Packard Co.	(8,100)	(242,028)
iGATE Corp.*	(24,360)	(824,586)
Integrated Device Technology, Inc.*	(42,765)	(504,199)
Intel Corp.	(12,761)	(315,962)
International Business Machines Corp.	(4,511)	(835,302)
International Rectifier Corp.*	(18,801)	(506,687)
IPG Photonics Corp.*	(860)	(61,722)
Juniper Networks, Inc.*	(16,847)	(450,489)
Marketo, Inc.*	(1,870)	(76,670)
Model N, Inc.*	(49,605)	(545,159)
Monster Worldwide, Inc.*	(61,772)	(492,323)
Motorola Solutions, Inc.	(12,492)	(826,970)
NCR Corp.*	(2,600)	(88,530)
Neopost SA (France)	(2,100)	(192,733)
NETGEAR, Inc.*	(14,872)	(508,325)

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014

(UNAUDITED)

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
NVIDIA Corp.	(31,939)	$(587,039)
Oracle Corp.	(6,500)	(254,215)
Plexus Corp.*	(16,361)	(673,255)
RealPage, Inc.*	(37,998)	(672,565)
Salesforce.com, Inc.*	(6,200)	(386,694)
Seagate Technology., PLC	(199)	(10,386)
Silicon Graphics International Corp.*	(5,310)	(65,366)
Symantec Corp.	(38,139)	(819,226)
Synchronoss Technologies, Inc.*	(6,800)	(233,784)
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	(17,000)	(307,190)
Teradata Corp.*	(14,899)	(684,162)
TIBCO Software, Inc.*	(13,183)	(287,258)
Travelzoo, Inc.*	(20,791)	(491,083)
Tyler Technologies, Inc.*	(7,509)	(704,194)
United Microelectronics Corp. - Sponsored ADR	(49,000)	(98,490)
Western Digital Corp.	(4,796)	(417,204)
Zebra Technologies Corp., Class A*	(3,550)	(244,914)

		(19,666,216)

REAL ESTATE INVESTMENT TRUSTS—(7.5)%
Acadia Realty Trust	(10,828)	(286,401)
Brixmor Property Group, Inc.	(27,437)	(605,809)
Camden Property Trust	(5,700)	(380,190)
CBL & Associates Properties, Inc.	(17,550)	(312,214)
Corrections Corp of America	(2,600)	(86,710)
CubeSmart	(23,472)	(410,995)
Duke Realty Corp.	(27,835)	(467,628)
EastGroup Properties, Inc.	(4,006)	(248,532)
HCP, Inc.	(5,550)	(215,174)
Highwoods Properties, Inc.	(18,205)	(686,511)
Kimco Realty Corp.	(19,967)	(444,465)
Mack-Cali Realty Corp.	(7,983)	(177,622)
Pebblebrook Hotel Trust	(16,728)	(556,039)
Plum Creek Timber Co., Inc.	(2,258)	(97,749)
Regency Centers Corp.	(1,300)	(66,001)
Sun Communities, Inc.	(4,050)	(186,543)
Weingarten Realty Investors	(20,344)	(620,492)

		(5,849,075)

TELECOMMUNICATION SERVICES—(2.0)%
AT&T, Inc.	(4,585)	(146,399)
Belgacom SA (Belgium)	(14,000)	(421,159)
CenturyLink, Inc.	(4,100)	(128,166)
Deutsche Telekom AG, Registered Shares (Germany)	(17,000)	(287,594)
NTELOS Holdings Corp.	(9,500)	(132,810)
Telefonica SA	(20,000)	(305,806)
Verizon Communications, Inc.	(3,674)	(174,809)

		(1,596,743)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $34,669,097)		(36,550,730)

	NUMBER OF SHARES	VALUE
EXCHANGE TRADED-FUNDS SOLD SHORT — (4.8)%
EQUITY—(4.8)%
Consumer Staples Select Sector SPDR Fund	(5,600)	$(237,160)
iShares MSCI Emerging Markets ETF	(2,620)	(103,438)
iShares Silver Trust*	(21,200)	(431,420)
SPDR S&P 500 ETF Trust	(7,268)	(1,354,028)
SPDR S&P Regional Banking ETF	(1,500)	(59,835)
Vanguard REIT ETF	(22,535)	(1,594,351)

		(3,780,232)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $3,720,953)		(3,780,232)

TOTAL SECURITIES SOLD SHORT (Proceeds $38,390,050)		(40,330,962)

	NUMBER OF CONTRACTS
WRITTEN OPTIONS — (0.7)%
CALL OPTIONS WRITTEN—(0.7)%
Constellium NV
Expires 05/17/14
Strike Price $30	(80)	(7,400)
Energy Select Sector SPDR Fund
Expires 03/28/14
Strike Price $88.50	(150)	(12,150)
Expedia, Inc.
Expires 04/19/14
Strike Price $70	(107)	(99,510)
Hertz Global Holdings, Inc.
Expires 06/21/14
Strike Price $35	(450)	(19,125)
iShares MSCI Brazil Capped ETF
Expires 04/19/14
Strike Price $43	(380)	(27,740)
iShares Russell 2000 ETF
Expires 03/22/14
Strike Price $115	(450)	(167,400)
Lindsay Corp.
Expires 06/21/14
Strike Price $85	(8)	(3,200)
Loral Space & Communications, Inc.
Expires 04/19/14
Strike Price $90	(154)	(8,855)
Meritage Homes Corp.
Expires 03/22/14
Strike Price $55	(190)	(2,375)
SPDR S&P 500 ETF Trust
Expires 04/19/14
Strike Price $187	(260)	(66,300)
Sprint Nextel Corp.
Expires 05/17/14
Strike Price $9	(300)	(20,700)
Sturm, Ruger & Co., Inc.
Expires 04/19/14
Strike Price $70	(19)	(1,805)

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
CALL OPTIONS WRITTEN—(CONTINUED)
Time Warner Cable, Inc.
Expires 04/19/14
Strike Price $145	(260)	$(55,900)
United Rentals, Inc.
Expires 03/22/14
Strike Price $90	(70)	(11,900)
USG Corp.
Expires 05/17/14
Strike Price $39	(220)	(22,000)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $309,674)		(526,360)

PUT OPTIONS WRITTEN—0.0%
iShares Russell 2000 ETF
Expires 03/22/14
Strike Price $106	(450)	(8,100)
MercadoLibre, Inc.
Expires 03/22/14
Strike Price $70	(88)	(352)
SPDR Dow Jones Industrial
Average ETF Trust
Expires 05/17/14
Strike Price $145	(80)	(4,800)
SPDR S&P 500 ETF Trust
Expires 04/19/14
Strike Price $163	(200)	(6,200)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $57,893)		(19,452)

TOTAL WRITTEN OPTIONS — (0.7)% (Premiums Received $367,567)		(545,812)

OTHER ASSETS IN EXCESS OF LIABILITIES — 58.6%		45,945,274

NET ASSETS — 100.0%		$78,361,285

*Non-income producing.

†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Δ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2014, fair valued positions amounted to $216,750 or 0.3% of net assets.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-traded Fund
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2014

(UNAUDITED)

ASSETS
Investments, at value (cost $60,047,848)	$73,292,785
Cash	24,504,380
Foreign Cash (Cost $181,441)	185,061
Deposits held with prime broker for securities sold short and written options	44,309,976
Receivables for:
Investments sold	6,230,646
Capital shares sold	112,685
Dividends and interest	16,872
Prepaid expenses and other assets	16,798

Total assets	148,669,203

LIABILITIES
Securities sold short, at value (proceeds $38,390,050)	40,330,962
Options written, at value (premiums received $367,567)	545,812
Foreign currency due to prime broker for securities sold short and written options (cost $5,306,395)	5,333,730
Payables for:
Investments purchased	4,349,604
Capital shares redeemed	88,433
Investment advisory fees	127,696
Dividends on securities sold short	38,094
Due to prime broker	19,433,253
Other accrued expenses and liabilities	60,334

Total liabilities	70,307,918

Net Assets	$78,361,285

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$6,890
Paid-in capital	66,515,420
Accumulated net investment loss	(2,600,038)
Accumulated net realized gain from investments, securities sold short, futures transactions and written options	3,336,919
Net unrealized appreciation on investments, securities sold short, futures transactions, foreign currency translations, forward currency contracts and written options	11,102,094

Net assets	$78,361,285

I SHARES
Net assets	$78,361,285

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	6,890,274

Net asset value, offering and redemption price per share	$11.37

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED

FEBRUARY 28, 2014

(UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $10,134)	$471,945
Interest	1,856

Total investment income	473,801

EXPENSES
Advisory fees (Note 2)	1,172,256
Dividend expense on securities sold short	289,641
Prime broker interest expense	220,426
Administration and accounting fees (Note 2)	116,589
Transfer agent fees (Note 2)	44,619
Custodian fees (Note 2)	26,033
Printing and shareholder reporting fees	25,415
Audit fees	18,663
Registration and filing fees	18,296
Legal fees	14,403
Directors’ and officers’ fees	9,913
Insurance fees	3,640
Other expenses	3,285

Total expenses before waivers and reimbursements	1,963,179
Less: waivers and reimbursements (Note 2)	(195,539)

Net expenses after waivers and reimbursements	1,767,640

Net investment loss	(1,293,839)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	9,137,449
Securities sold short	(4,162,397)
Foreign currency transactions	(270,492)
Written options	173,236
Net change in unrealized appreciation/(depreciation) on:
Investments	7,999,141
Securities sold short	(1,145,831)
Foreign currency translation	64,845
Written options	(138,778)

Net realized and unrealized gain from investments	11,657,173

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,363,334

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss	$(1,293,839)	$(2,074,613)
Net realized gain from investments, securities sold short, futures transactions, foreign currency transactions, forward currency contracts and written options	4,877,796	2,022,462
Net change in unrealized appreciation on investments, securities sold short, futures transactions, foreign currency translation, forward currency contracts and written options	6,779,377	2,230,135

Net increase in net assets resulting from operations	10,363,334	2,177,984

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	(2,667,365)	(153,211)

Total distributions	(2,667,365)	(153,211)

CAPITAL TRANSACTIONs:
I Shares
Proceeds from shares sold	15,373,546	36,986,724
Proceeds from reinvestment of distributions	2,611,352	149,176
Shares redeemed	(32,118,527)	(18,650,974)

Net decrease in net assets from capital share transactions	(14,133,629)	18,484,926

Total decrease in net assets	(6,437,660)	20,509,699

NET ASSETS
Beginning of period	84,798,945	64,289,246

End of period	$78,361,285	$84,798,945

Accumulated net investment loss, end of period	$(2,600,038)	$(1,306,199)

SHARE TRANSACTIONS:
I Shares
Shares sold	1,407,135	3,558,619
Shares reinvested	239,354	14,497
Shares redeemed	(2,920,455)	(1,799,971)

Net decrease in shares	(1,273,966)	1,773,145

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF CASH FLOWS

FOR THE PERIOD ENDED

FEBRUARY 28, 2014

(UNAUDITED)

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets from operations	$10,363,334

Adjustments to reconcile net increase in net assets to net cash used in operating activities:
Purchases of investments securities	(101,824,620)
Proceeds from disposition of long-term investments securities	115,522,829
Purchases to cover short sales	(66,322,647)
Proceeds from short sales	66,741,946
Net cost of purchased options	(634,411)
Proceeds from written options	1,894,606
Cost of closed and exercised options	(1,762,835)
Net amortization/(accretion) of premium/(discount)	355
Net realized gain on investments and investments sold short	(4,975,052)
Net unrealized appreciation, investments, investments sold short, futures, forward currency contracts and written options	(6,714,531)
Increase in deposits with brokers for securities sold short	(8,797,692)
Decrease in foreign currency deposits held with prime broker for securities sold short and written options	1,170,385
Increase in foreign currency due to prime broker for securities sold short and written options	(2,466,813)
Decrease in dividend and interest receivable	23,425
Decrease in prepaid expenses and other assets.	964
Increase in dividends payable on securities sold short	4,575
Decrease in payable to investment advisor	(35,037)
Decrease in accrued expenses	(39,903)

Net cash used in operating activities	2,148,878

CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in due to prime broker payable	13,179,071
Net cost of fundshare activity	(16,853,567)
Distributions paid from realized capital gains	(56,013)

Net cash provided by financing activities	(3,730,509)

Net increase in cash and foreign currency	(1,581,631)

CASH:
Cash and foreign currency at beginning of the year	26,271,072

Cash and foreign currency at end of the period	$24,689,441

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense	$220,742

The accompanying notes are an integral part of the financial statements.

S1 FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	I SHARES
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2013	FOR THE YEAR ENDED AUGUST 31, 2012	FOR THE PERIOD ENDED AUGUST 31, 2011(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.39		$10.06	$9.96	$10.00

Net investment loss(2)	(0.16)		(0.29)	(0.32)	(0.29)
Net realized and unrealized gain from investments	1.46		0.64	0.42 (3)	0.25

Total from operations	1.30		0.35	0.10	(0.04)

Distributions to shareholders from:
From net realized gains	(0.32)		(0.02)	—	—

Total Distributions	(0.32)		(0.02)	—	—

Net asset value, end of period	$11.37		$10.39	$10.06	$9.96

Total investment return(4)	12.66	%(5)	3.52%	1.00%	(0.40	)%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$78,361		$84,799	$64,289	$51,234
Ratio of expenses to average net assets with waivers and reimbursements (including dividend and interest expense)	4.15	%(6)	4.43%	4.42%	4.06	%(6)
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.95	%(6)	2.95%	2.95%	2.95	%(6)
Ratio of expenses to average net assets without waivers and reimbursements (including dividend and interest expense)	4.61	%(6)	4.81%	5.24%	6.39	%(6)
Ratio of net investment loss to average net assets	(3.04	)%(6)	(2.76)%	(3.24)%	(3.16	)%(6)
Portfolio turnover rate	139.68	%(5)	310.41%	249.27%	440.88	%(5)

(1)	The Fund commenced investment operations on September 30, 2010.
(2)	Calculated based on average shares outstanding for the period.
(3)	The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the S1 Fund (the “Fund”), which commenced investment operations on September 30, 2010. The Fund offers two classes of shares, I Shares and R Shares. As of February 28, 2014, Class R Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty-eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED) (CONTINUED)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s investments carried at fair value:

	TOTAL FAIR VALUE AT FEBRUARY 28, 2014	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks
Consumer Discretionary	$17,794,829	$17,628,045	$166,784	$—
Consumer Staples	1,807,603	1,131,516	676,087	—
Energy	69,500	69,500	—	—
Financials	5,186,867	4,446,897	739,970	—
Health Care	216,750	—	216,750	—
Industrials	7,150,318	6,776,697	373,621	—
Information Technology	21,285,715	21,285,715	—	—
Materials	3,866,961	3,368,528	498,433	—
Real Estate Investment Trusts	12,020,217	11,621,436	398,781	—
Telecommunication Services	2,341,403	2,341,403	—	—
Exchange Traded Funds	611,011	611,011	—	—
Foreign Government Note	9,341	—	9,341	—
U.S. Treasury Note	104,797	—	104,797	—
Asset Derivatives
Equity Contracts	827,473	827,473	—	—

Total Assets	$73,292,785	$70,108,221	$3,184,564	$—

	TOTAL FAIR VALUE AT FEBRUARY 28, 2014	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks Sold Short
Consumer Discretionary	$(5,531,702)	$(4,992,966)	$(538,736)	$—
Consumer Staples	(677,874)	(677,874)	—	—
Financials	(1,926,278)	(1,926,278)	—	—
Health Care	(493,426)	(493,426)	—	—
Industrials	(809,416)	(809,416)	—	—
Information Technology	(19,666,216)	(19,301,879)	(364,337)	—
Real Estate Investment Trusts	(5,849,075)	(5,849,075)	—	—
Telecommunications Services	(1,596,743)	(582,184)	(1,014,559)	—
Exchange Traded Funds	(3,780,232)	(3,780,232)	—	—
Liability Derivatives
Equity Contracts	(545,812)	(545,812)	—	—

Total Liabilities	$(40,876,774)	$(38,959,142)	$(1,917,632)	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED) (CONTINUED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended February 28, 2014, the Fund had no significant transfers between level 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following tables provide quantitative disclosures about fair value amounts of and gains and losses on the Fund’s derivative instruments as of February 28, 2014.

The following table lists the fair values of the Fund’s derivative holdings as of February 28, 2014 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	BALANCE SHEET LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

		Asset Derivatives

Purchased Options	Investments, at value	$827,473	$—	$—	$—	$827,473

Total Value - Assets		$827,473	$—	$—	$—	$827,473

		Liability Derivatives

Written Options	Options written, at value	$(545,812)	$—	$—	$—	$(545,812)

Total Value - Liabilities		$(545,812)	$—	$—	$—	$(545,812)

The following table lists the amounts of realized gains or losses included in net increase in net assets resulting from operations for the period ended February 28, 2014, grouped by contract type and risk exposure.

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

		Realized Gain (Loss)

Purchased Options	Net realized gain (loss) from Investments	$(710,813)	$—	$—	$—	$(710,813)

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED) (CONTINUED)

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

Written Options	Net realized gain (loss) from Written Options	173,236	—	—	—	173,236

Total Realized Gain (Loss)		$(537,577)	$—	$—	$—	$(537,577)

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended February 28, 2014, grouped by contract type and risk exposure.

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

		Change in appreciation (depreciation)

Purchased Options	Net change in unrealized appreciation (depreciation) from Investments	$(393,389)	$—	$—	$—	$(393,389)

Written Options	Net change in unrealized appreciation (depreciation) from Written Options	(138,778)	—	—	—	(138,778)

Total change in appreciation (depreciation)		$(532,167)	$—	$—	$—	$(532,167)

For the period ended February 28, 2014, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
$726,933	$300,164

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED) (CONTINUED)

and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not seperately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CURRENCY RISK — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund holdings in foreign securities.

FOREIGN SECURITIES — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED) (CONTINUED)

for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

As of February 28, 2014, the Fund had options written valued at ($545,812).

The Fund had transactions in options written during the period ended February 28, 2014 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2013	3,670	$343,283
Options written	22,537	1,894,606
Options closed	(19,070)	(1,762,835)
Options expired	(3,221)	(107,487)
Options exercised	—	—

Options outstanding at February 28, 2014	3,916	$367,567

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED) (CONTINUED)

borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the period ended February 28, 2014, the Fund had net charges of $150,440 on borrowed securities. Such amounts are included in prime broker interest expense on the Statement of Operations.

As of February 28, 2014, the Fund had securities sold short valued at $40,330,962 for which securities of $32,152,725 and cash deposits of $38,976,246 were pledged as collateral for securities sold short and written options. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs & Co. (“Goldman Sachs”) (the Fund’s prime broker), the Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the period ended February 28, 2014:

DAYS UTILIZED	AVERAGE DAILY BORROWINGS		WEIGHTED AVERAGE INTEREST RATE
181	CAD	1,712,842	1.56%
152	EUR	510,819	0.66%
181	GBP	2,223,644	0.99%
17	HKD	158,068	0.66%
181	JPY	107,005,422	0.64%
163	MXN	3,010,781	4.13%
181	USD	9,338,056	0.64%

As of February 28, 2014, the Fund had borrowings of $19,433,253. Interest expense on cash borrowings for the period ended February 28, 2014 totaled $69,986.

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. As of February 28, 2014, the Fund had no futures contracts.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED) (CONTINUED)

of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expense or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Simple Alternatives, LLC (“Simple Alternatives” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 2.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in a aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceed 2.95% of the average daily net assets of the Fund’s I Shares and 3.20% of the average daily net assets of the Fund’s R Shares, respectively. This contractual limitation is in effect until at least December 31, 2014 and may not be terminated prior to December 31, 2014 without approval by the Company’s Board of Directors. If at any time during the first three years the Fund’s Advisory Agreement with the Adviser is in effect, the Fund’s total annual Fund operating expenses for that year are less than 2.95% or 3.20%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations. For the period ended February 28, 2014, investment advisory fees accrued and waived were $1,172,256 and $195,539, respectively. At February 28, 2014, the amount of potential recovery by the Advisor was as follows:

EXPIRATION
2014	2015	2016	2017
$313,683	$472,047	$288,049	$195,539

Simple Alternatives has currently retained the services of Roaring Blue Lion Capital Management, LLC; Courage Capital Management, LLC; Garelick Capital Partners, L.P.; Maerisland Capital, LLC; Sonica Capital LLC; and Starwood Real Estate Securities, LLC as sub-advisers (each a “Sub-Adviser”) of the Fund. Pursuant to sub-advisory agreements between the Adviser and each Sub-Adviser, each Sub-Adviser manages the investment and reinvestment of the portion of the Fund’s portfolio allocated to it by the Adviser. The Fund is not required to invest with any minimum number of Sub-Advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser. The Sub-Advisers are compensated by the Adviser and not by the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED) (CONTINUED)

compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets subject to certain minimum monthly fees and may receive out of pocket expenses.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The remuneration paid to the Directors by the Fund during the period ended February 28, 2014 was $5,456. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4. INVESTMENT IN SECURITIES

For the period ended February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	PURCHASES	SALES
Investments in Non-U.S. Government Securities	$104,229,850	$116,786,172
Investments in U.S. Government Securities	—	—

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2014, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$60,047,848	$14,002,790	$(757,853)	$13,244,937

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED) (CONTINUED)

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED APPRECIATION	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
$—	$2,100,131	$3,399,419	$(1,311,746)	$(44,798)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2013, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2013.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was August 31, 2012. As of August 31, 2013, the Fund had no capital loss carryforwards.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

S1 FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 882-1226 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Simple Alternatives, LLC

90 Grove Street

Suite 205

Ridgefield, CT 06877

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

The Schneider Funds

of the RBB Fund, Inc.

Schneider Small Cap Value Fund

Schneider Value Fund

SEMI-ANNUAL REPORT February 28, 2014 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

THE SCHNEIDER FUNDS

Semi-Annual Investment Adviser’s Report

February 28, 2014

(Unaudited)

Fellow Shareholder:

The semi-annual report for the Schneider Funds covers the six months ended February 28, 2014.

Investment Review

During the six-month period, the broad market Russell 3000 Index rose 15.83%. The economy continues to show signs of improvement in both gross domestic product growth and employment. After an extended period of anticipation, the Federal Reserve announced the initiation of the tapering of its quantitative easing (QE) program with a nominal decrease of $10 billion per month to its monthly purchases.

The Small Cap Value Fund returned 17.01% for the six-month period ended February 28, 2014 (see table on page 2). The Value Fund posted a 16.74% return during the same period (see table on page 3). Both of the funds outperformed their respective index.

We believe each Fund continues to have significant upside potential, even with an upward trending market. We are finding new opportunities and we continue to maintain high expectations for our holdings.

The domestic banking industry continues to heal and is in sound condition after five years of heightened regulatory scrutiny which imposed ever rising capital requirements. Banks’ fundamentals continue to improve at a steady pace. Net interest margin (loan and investment yields, less funding costs) is bottoming, and expected future increases in short-term interest rates should sharply boost results. Banks have also turned a keen eye towards expense control, and the reduction in head count, branch closures, and the elimination of weaker business units have helped enhance profitability. Loan growth, primarily concentrated in the commercial and industrial category in prior years, is becoming more broad-based as the economic recovery accelerates. Charge-offs related to banks’ loan portfolios are now at six year lows.

Overall, banks have too much capital, but the regulators have been reticent to allow them to use much of the excess to pay dividends or repurchase shares. Banks in general have capital ratios that are in compliance not only with current standards but the more restrictive levels that will be required in 2019. While loan demand is picking up, the average bank still has 15% of its assets in short-term securities, which provides plenty of dry powder for future loan growth.

The housing market continues to recover, but at a muted pace versus one year ago. Housing demand varies by geography: Texas is strongest and Florida continues to rebound, while the previously red hot market of Phoenix has cooled. Home price appreciation will likely decelerate to the mid-single digits in 2014 in the aftermath of last year’s double digit price increase, which still represents attractive growth.

While household formations are still at very low levels, consumers’ desire for ownership still remains high despite the drag on the entry-level market from a weak job landscape and large student loan burdens. The move-up market, where we are positioned in each Fund’s portfolio, remains strong. Lenders are continuing to prefer higher credit quality borrowers; in order to help boost home sales, credit access for a broader range of borrowers needs to improve demonstrably.

Our home builders are generally experiencing improved revenue, gross margins and earnings, but volumes remain the wild card. Poor first quarter weather had a negative influence on new home starts as well as demand but the overall inventory level remains low. We continue to have a very positive outlook for our homebuilders as new housing starts are two-thirds of normal levels.

Outlook

The U.S. economy continues to slowly improve and may achieve 3% growth in 2014, finally breaking out of the anemic 2.0% annual growth rate range of the past five years. The employment picture continues to brighten and there are currently only small hints of inflation.

The keys to continued economic growth are construction, capital expenditures and exports. The Federal Reserve remains committed to its tapering program and the current experiment in the QE program is expected to conclude before year end, thankfully.

The emerging markets, the world’s engine of growth of recent years, are facing widespread challenges. Many of the smaller countries are struggling with current account deficits and weakened currencies, while the largest of the emerging markets (Brazil, Russia, India and China) all are facing major issues. It is China, however, that is the most closely watched and is the key litmus test for other emerging markets. In addition to a housing and credit bubble, China’s labor costs advantage is dissipating. Also, the poor capital allocation decisions made for projects that cannot cover their cost of capital has created excess capacity in select industries. Many of these projects were financed via the “shadow” (non-regulated) banking system, and the impact of these projects not being able to service their debts may have wide-ranging effects on China’s credit markets. One silver lining is the cessation of credit to new projects in oversupplied industries. India will likely elect a new pro-business leader who may invigorate that economy.

We appreciate your support and the confidence you have placed in us.

Arnold C. Schneider III, CFA

Portfolio Manager

Schneider Capital Management

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Performance Data

February 28, 2014 (Unaudited)

Total Returns for the Periods Ended February 28, 2014
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Since Inception**
Schneider Small Cap Value	17.01%	24.70%	30.58%	7.03%	15.54%
Russell 2000® Value Index	16.23%	26.19%	25.14%	8.09%	10.33%
* Not annualized
** Inception date 9/2/98

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2014, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.50% and 1.15%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than one year are subject to a 1.75% redemption fee.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

2

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Performance Data

February 28, 2014 (Unaudited)

Total Returns for the Periods Ended February 28, 2014
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Since Inception**
Schneider Value	16.74%	32.04%	22.38%	3.88%	9.34%
Russell 1000® Value Index	13.46%	23.44%	23.18%	7.24%	10.00%
* Not annualized ** Inception date 9/30/02

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2014, to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 0.90%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.55% and 0.90%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 90 days are subject to a 1.00% redemption fee.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

3

THE SCHNEIDER FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six months from September 1, 2013 through February 28, 2014, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Schneider Small Cap Value Fund
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,170.10	$6.19
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76

	Schneider Value Fund
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,167.40	$4.84
Hypothetical (5% return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to an annualized six-month expense ratio of 1.15% for the Schneider Small Cap Value Fund and 0.90% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 17.01% for the Schneider Small Cap Value Fund and 16.74% for the Schneider Value Fund.

4

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

February 28, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Savings & Loans	10.0%	$6,944,924
Home Builders	9.9	6,861,287
Coal	8.8	6,135,169
Banks	8.6	5,982,034
Commercial Services	6.1	4,230,237
Oil & Gas	5.3	3,706,285
Healthcare — Services	5.2	3,620,429
Real Estate Investment Trusts	4.8	3,376,219
Telecommunications	4.5	3,151,809
Retail	4.2	2,903,976
Industrial	3.1	2,163,194
Mining	2.9	2,043,018
Semiconductors	2.9	2,012,995
Insurance	2.4	1,695,384
Software	1.8	1,261,181
Electronics	1.6	1,131,448
Machinery — Diversified	1.6	1,089,071
Internet	1.6	1,083,867
Miscellaneous Manfacturing	1.2	831,605
Healthcare — Products	0.9	634,803
Apparel	0.9	602,807
Real Estate	0.7	512,615
Computers	0.7	466,227
Auto Parts	0.4	272,488
Securities Lending Collateral	13.4	9,279,656
Corporate Bonds	2.4	1,680,530
Exchange Traded Fund	1.7	1,164,700
Liabilities In Excess Of Other Assets	(7.6)	(5,261,191)

NET ASSETS	100.0%	$69,576,767

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio Holdings Summary Table

February 28, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Banks	27.4%	$10,031,336
Oil & Gas	14.1	5,142,067
Insurance	11.6	4,227,631
Coal	10.2	3,718,675
Home Builders	9.9	3,630,332
Lodging	4.9	1,794,083
Leisure Time	3.3	1,217,165
Health Care — Services	2.2	791,846
Automobile Manufacturers	1.6	585,600
Electronics	1.3	468,024
Commercial Services	1.3	458,707
Aircraft	1.2	456,972
Automobile Parts & Equipment	1.1	419,755
Aerospace & Defense	0.9	314,564
Mining	0.6	236,033
Real Estate Investment Trusts	0.4	147,191
Electric	0.4	138,818
Securities Lending Collateral	6.9	2,523,341
Exchange Traded Fund	0.6	228,652
Assets In Excess Of Other Liabilities	0.1	35,883

NET ASSETS	100.0%	$36,566,675

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

February 28, 2014

(Unaudited)

	Shares	Value
COMMON STOCKS — 90.1%
Apparel — 0.9%
Barry (R.G.) Corp.	32,549	$602,807

Auto Parts — 0.4%
Commercial Vehicle Group, Inc. *	14,357	128,064
Modine Manufacturing Co. *	9,765	144,424

		272,488

Banks — 8.6%
Dundee Corp., Class A *	20,920	319,783
First Horizon National Corp.	275,370	3,296,179
Intervest Bancshares Corp. *	3,327	24,653
MainSource Financial Group, Inc.	69,125	1,193,789
Regions Financial Corp.	107,860	1,147,630

		5,982,034

Coal — 8.8%
Arch Coal, Inc. (a)	830,839	3,788,626
Peabody Energy Corp.	133,630	2,346,543

		6,135,169

Commercial Services — 6.1%
Aegean Marine Petroleum Network, Inc. (a)	180,509	1,828,556
Ardmore Shipping Corp.	65,529	850,566
Baltic Trading, Ltd.	37,830	259,136
Hudson Global Inc *	255,698	915,399
Insperity, Inc.	12,901	376,580

		4,230,237

Computers — 0.7%
Xyratex Ltd.	35,347	466,227

Electronics — 1.6%
AU Optronics Corp. SP ADR *	205,882	685,587
Kemet Corp. *	47,662	270,720
Pulse Electronics Corp. * (a)	43,785	175,141

		1,131,448

Healthcare - Products — 0.9%
Orthofix International NV *	28,569	634,803

Healthcare - Services — 5.2%
Five Star Quality Care, Inc. *	625,290	3,620,429

Home Builders — 9.9%
Meritage Homes Corp. *	54,071	2,606,763
Taylor Morrison Home Corp., Class A *	169,368	4,254,524

		6,861,287

Industrial — 3.1%
FreightCar America, Inc.	84,632	2,163,194

	Shares	Value
Insurance — 2.4%
Assured Guaranty, Ltd.	29,895	$733,922
First American Financial Corp.	35,689	961,462

		1,695,384

Internet — 1.6%
ModusLink Global Solutions, Inc. *	237,170	1,083,867

Machinery - Diversified — 1.6%
Intevac, Inc. *	144,631	1,089,071

Mining — 2.9%
Alumina Ltd. SP ADR *	119,542	549,893
Stillwater Mining Co. *	9,180	124,297
Thompson Creek Metals Co., Inc. * (a)	514,597	1,368,828

		2,043,018

Miscellaneous Manfacturing — 1.2%
Orbotech, Ltd. *	58,605	831,605

Oil & Gas — 5.3%
Swift Energy Co. * (a)	207,730	2,077,300
Willbros Group, Inc *	164,877	1,628,985

		3,706,285

Real Estate — 0.7%
Forestar Group, Inc. *	27,180	512,615

Real Estate Investment Trusts — 4.8%
NorthStar Realty Finance Corp.	53,110	823,736
Piedmont Office Realty Trust Inc. (a)	45,030	778,118
Redwood Trust, Inc. (a)	28,875	580,388
Rexford Industrial Realty, Inc.	4,572	64,877
Strategic Hotels & Resorts, Inc. *	113,023	1,129,100

		3,376,219

Retail — 4.2%
MarineMax, Inc. *	80,826	1,163,894
Office Depot, Inc. *	332,198	1,637,735
Wet Seal Inc./The Class A *	53,867	102,347

		2,903,976

Savings & Loans — 10.0%
Flagstar Bancorp, Inc. *	247,325	5,475,776
HomeStreet, Inc.	57,281	1,079,174
Pulaski Financial Corp.	38,842	389,974

		6,944,924

Semiconductors — 2.9%
Alpha & Omega Semiconductor Ltd *	19,879	144,918
ATMI, Inc. *	22,967	781,108
Axcelis Technologies, Inc. *	487,430	1,086,969

		2,012,995

The accompanying notes are an integral part of the financial statements.

7

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

February 28, 2014

(Unaudited)

	Shares	Value
Software — 1.8%
Avid Technology, Inc. *	96,237	$635,164
Take-Two Interactive Software, Inc. *	31,665	626,017

		1,261,181

Telecommunications — 4.5%
Aviat Networks, Inc. *	1,287,961	2,511,524
Comverse, Inc. *	18,500	640,285

		3,151,809

TOTAL COMMON STOCKS (Cost $44,947,522)		62,713,072

	Par (000)
CORPORATE BONDS — 2.4%
LandAmerica Financial Group, Inc. CONV ‡ 0.00%, 05/15/34	$33	8,068
Northstar Realty Finance Corp. ^ CONV 7.50%, 03/15/31	358	929,681
Pulse Electronics Corp. CONV 7.00%, 12/15/14	172	127,280
RAIT Financial Trust CONV 7.00%, 04/01/31	463	615,501

TOTAL CORPORATE BONDS (Cost $975,949)		1,680,530

	Shares
EXCHANGE TRADED FUND — 1.7%
Finance — 1.7%
iShares Russell 2000 Value Index Fund (a)	11,647	1,164,700

TOTAL EXCHANGE TRADED FUND (Cost $1,125,915)		1,164,700

	Shares	Value
SECURITIES LENDING COLLATERAL — 13.4%
BlackRock Liquidity Fund, Institutional Shares	9,279,656	$9,279,656

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,279,656)		9,279,656

TOTAL INVESTMENTS — 107.6% (Cost $56,329,042)		74,837,958

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(5,261,191)

NET ASSETS — 100.0%		$69,576,767

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2014, the market value of securities on loan was $8,932,792.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of The RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of February 28, 2014, this holding amounted to $8,068 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
^	Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2014, this security amounted to $929,681 or 1.3% of net assets.
CONV	Convertible
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

8

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

February 28, 2014

(Unaudited)

	Shares	Value

COMMON STOCKS — 92.4%
Aerospace & Defense — 0.9%
Boeing Co. (The)	2,440	$314,564

Aircraft — 1.2%
Bombardier, Inc., Class B	140,607	456,972

Automobile Manufacturers — 1.6%
Navistar International Corp. *(a)	15,616	585,600

Automobile Parts & Equipment — 1.1%
Magna International, Inc.	4,710	419,755

Banks — 27.4%
Bank of America Corp.	122,110	2,018,478
Barclays PLC, SP ADR	41,008	697,136
Citigroup, Inc.	36,974	1,798,046
Huntington Bancshares, Inc.	35,389	337,257
JPMorgan Chase & Co.	20,075	1,140,662
KeyCorp	28,775	378,967
Morgan Stanley	5,180	159,544
Regions Financial Corp.	75,755	806,033
SunTrust Banks, Inc.	71,529	2,695,213

		10,031,336

Coal — 10.2%
Arch Coal, Inc. (a)	301,215	1,373,540
Consol Energy, Inc.	18,335	735,234
Peabody Energy Corp.	91,680	1,609,901

		3,718,675

Commercial Services — 1.3%
Aegean Marine Petroleum Network, Inc.	45,282	458,707

Electric — 0.4%
FirstEnergy Corp.	4,510	138,818

Electronics — 1.3%
LG Display Co., Ltd., ADR *(a)	41,272	468,024

Health Care - Services — 2.2%
Brookdale Senior Living, Inc. *	23,609	791,846

Home Builders — 9.9%
Lennar Corp., Class A	31,165	1,367,520
Taylor Morrison Home Corp., Class A *	14,110	354,443
Toll Brothers, Inc. *	48,920	1,908,369

		3,630,332

Insurance — 11.6%
Allstate Corp., (The)	16,291	883,950
American International Group, Inc.	22,660	1,127,788
Assured Guaranty, Ltd.	36,751	902,237
Genworth Financial, Inc., Class A *	3,350	52,059
Hartford Financial Services Group, Inc.	35,851	1,261,597

		4,227,631

	Shares	Value
Leisure Time — 3.3%
Carnival Corp.	30,690	$1,217,165

Lodging — 4.9%
Marriott International, Inc., Class A	31,960	1,733,191
Orient-Express Hotels, Ltd., Class A *	3,954	60,892

		1,794,083

Mining — 0.6%
Alcoa, Inc.	20,105	236,033

Oil & Gas — 14.1%
Chesapeake Energy Corp.	70,786	1,834,065
Devon Energy Corp.	13,565	873,857
Weatherford International, Ltd. *	123,513	2,058,962
WPX Energy, Inc. *	21,293	375,183

		5,142,067

Real Estate Investment Trusts — 0.4%
Columbia Property Trust, Inc.	5,546	147,191

TOTAL COMMON STOCKS (Cost $24,102,057)		33,778,799

EXCHANGE TRADED FUND — 0.6%
Finance — 0.6%
iShares Russell 1000 Value Index Fund	2,415	228,652

TOTAL EXCHANGE TRADED FUND (Cost $214,086)		228,652

SECURITIES LENDING COLLATERAL — 6.9%
BlackRock Liquidity Fund, Institutional Shares	2,523,341	2,523,341

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,523,341)		2,523,341

TOTAL INVESTMENTS — 99.9% (Cost $26,839,484)		36,530,792

ASSETS IN EXCESS OF OTHER LIABILITIES — 0.1%		35,883

NET ASSETS — 100.0%		$36,566,675

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2014, market value of securities on loan was $2,429,414.

The accompanying notes are an integral part of the financial statements.

9

THE SCHNEIDER FUNDS

Statements of Assets & Liabilities

February 28, 2014

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund

ASSETS
Investments, at value †^	$74,837,958	$36,530,792
Cash and cash equivalents	4,143,070	2,472,401
Receivables
Investment adviser	—	1,280
Investments sold	1,085,781	283,818
Dividends and interest	66,348	46,676
Prepaid expenses and other assets	16,572	12,631

Total assets	80,149,729	39,347,598

LIABILITIES
Payables
Securities lending collateral	9,279,656	2,523,341
Investments purchased	1,090,494	161,606
Capital shares redeemed	115,372	42,088
Investment adviser	25,433	—
Other accrued expenses and liabilities	62,007	53,888

Total liabilities	10,572,962	2,780,923

Net Assets	$69,576,767	$36,566,675

NET ASSETS CONSIST OF
Par value	$3,321	$1,928
Paid-in capital	49,725,773	156,622,685
Undistributed/accumulated net investment income/(loss)	(76,569)	36,420
Accumulated net realized gain/(loss) from investments	1,415,326	(129,785,666)
Net unrealized appreciation on investments	18,508,916	9,691,308

Net Assets	$69,576,767	$36,566,675

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,321,447	1,928,079

Net asset value, offering and redemption price per share	$20.95	$18.97

† Investment in securities, at cost	$56,329,042	$26,839,484

^ Includes market value of securities on loan	$8,932,792	$2,429,414

The accompanying notes are an integral part of the financial statements.

10

THE SCHNEIDER FUNDS

Statements of Operations

For the Six Months Ended February 28, 2014

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund
Investment Income
Dividends †	$248,614	$187,575
Securities Lending Income	33,362	9,133
Interest	47,035	120

Total investment income	329,011	196,828

Expenses
Advisory fees	352,679	124,762
Administration and accounting fees	61,989	56,179
Transfer agent fees	36,494	32,670
Professional fees	26,464	18,002
Custodian fees	15,225	11,721
Registration and filing fees	14,790	12,133
Directors’ and officers’ fees	9,709	8,917
Insurance fees	4,655	2,537
Printing and shareholder reporting fees	1,565	2,473
Other expenses	1,589	2,786

Total expenses before waivers and reimbursements	525,159	272,180
Less: waivers and reimbursements	(119,579)	(111,772)

Net expenses after waivers and reimbursements	405,580	160,408

Net investment income/(loss)	(76,569)	36,420

Net realized and unrealized gain from investments
Net realized gain from:
Investments	7,491,661	2,690,309
Net change in unrealized appreciation on:
Investments	3,754,693	2,768,431

Net realized and unrealized gain on investments	11,246,354	5,458,740

Net increase in net assets resulting from operations	$11,169,785	$5,495,160

† Net of foreign withholding taxes of	$—	$(277)

The accompanying notes are an integral part of the financial statements.

11

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase in net assets from operations:
Net investment income/(loss)	$(76,569)	$270,584
Net realized gain from investments	7,491,661	11,809,927
Net change in unrealized appreciation from investments	3,754,693	6,471,148

Net increase in net assets resulting from operations	11,169,785	18,551,659

Dividends and distributions to shareholders from:
Net realized capital gains	(10,779,655)	—

Net decrease in net assets from dividends and distributions to shareholders	(10,779,655)	—

Capital transactions:
Proceeds from shares sold	598,764	3,519,305
Reinvestment of distributions	9,110,476	—
Redemption fees *	14,003	13,608
Shares redeemed	(11,092,716)	(14,219,434)

Net decrease in net assets from capital share transactions	(1,369,473)	(10,686,521)

Total increase/(decrease) in net assets	(979,343)	7,865,138

Net assets:
Beginning of period	70,556,110	62,690,972

End of period	$69,576,767	$70,556,110

Undistributed/accumulated net investment income/(loss), end of period	$(76,569)	$—

Share transactions:
Shares sold	28,998	176,906
Shares reinvested	466,248	—
Shares redeemed	(522,767)	(723,734)

Total share transactions	(27,521)	(546,828)

*	There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

12

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase in net assets from operations:
Net investment income	$36,420	$132,642
Net realized gain from investments	2,690,309	5,225,439
Net change in unrealized appreciation from investments	2,768,431	3,779,711

Net increase in net assets resulting from operations	5,495,160	9,137,792

Dividends and distributions to shareholders from:
Net investment income	(132,641)	(339,819)

Net decrease in net assets from dividends and distributions to shareholders	(132,641)	(339,819)

Capital transactions:
Proceeds from shares sold	156,658	425,034
Reinvestment of distributions	126,471	327,112
Redemption fees *	—	332
Shares redeemed	(2,951,414)	(19,397,005)

Net decrease in net assets from capital share transactions	(2,668,285)	(18,644,527)

Total increase/(decrease) in net assets	2,694,234	(9,846,554)

Net assets:
Beginning of period	33,872,441	43,718,995

End of period	$36,566,675	$33,872,441

Undistributed net investment income, end of period	$36,420	$132,641

Share transactions:
Shares sold	8,715	30,588
Shares reinvested	6,956	24,503
Shares redeemed	(163,851)	(1,401,380)

Total share transactions	(148,180)	(1,346,289)

*	There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

13

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2014 (Unaudited)		For the Years Ended August 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.07		$16.09	$13.70	$13.19	$12.34	$14.54

Net investment income/(loss)	(0.02)		0.08 (1)	(0.11)	(0.06)	(0.11)	0.12
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	3.35		4.90	2.49	0.56	1.01	(2.20)

Net increase/(decrease) in net assets resulting from operations	3.33		4.98	2.38	0.50	0.90	(2.08)

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	(0.07)	(0.18)
Net realized gains	(3.45)		—	—	—	—	—

Total dividends and distributions to shareholders	(3.45)		—	—	—	(0.07)	(0.18)

Redemption fees	—	(2)	— (2)	0.01	0.01	0.02	0.06

Net asset value, end of period	$20.95		$21.07	$16.09	$13.70	$13.19	$12.34

Total investment return(3)	17.01	%(4)	30.95%	17.45%	3.87%	7.48%	(13.20)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$69,577		$70,556	$62,691	$69,698	$73,243	$98,283
Ratio of expenses to average net assets(5)	1.15	%(6)	1.15%	1.15%	1.15%	1.15%	1.14%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.49	%(6)	1.50%	1.52%	1.40%	1.43%	1.42%
Ratio of net investment income/(loss) to average net assets(5)	(0.22	)%(6)	0.38%	(0.64)%	(0.33)%	(0.65)%	0.97%
Portfolio turnover rate	41.28	%(4)	63.87%	67.85%	59.18%	83.39%	122.36%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	Reflects waivers and reimbursements.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2014 (Unaudited)		For the Years Ended August 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.31		$12.77	$12.50	$11.72	$12.14	$16.37

Net investment income	0.02	(1)	0.10	0.10	0.07	0.08	0.34
Net realized and unrealized gain/(loss) from investments and foreign currency transactions	2.71		3.58	0.23	0.80	(0.23)	(4.14)

Net increase/(decrease) in net assets resulting from operations	2.73		3.68	0.33	0.87	(0.15)	(3.80)

Dividends and distributions to shareholders from:
Net investment income	(0.07)		(0.14)	(0.06)	(0.09)	(0.27)	(0.43)

Total dividends and distributions to shareholders	(0.07)		(0.14)	(0.06)	(0.09)	(0.27)	(0.43)

Redemption fees(2)	—		—	—	—	—	—

Net asset value, end of period	$18.97		$16.31	$12.77	$12.50	$11.72	$12.14

Total investment return(3)	16.74	%(4)	29.08%	2.67%	7.35%	(1.30)%	(22.06)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$36,567		$33,872	$43,719	$67,940	$98,953	$118,467
Ratio of expenses to average net assets(5)	0.90	%(6)	0.90%	0.90%	0.90%	0.90%	0.88%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.53	%(6)	1.55%	1.28%	1.07%	1.03%	1.14%
Ratio of net investment income to average net assets(5)	0.20	%(6)	0.39%	0.63%	0.31%	0.52%	2.24%
Portfolio turnover rate	24.13	%(4)	53.08%	55.87%	67.80%	79.30%	107.13%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	Reflects waivers and reimbursements.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

THE SCHNEIDER FUNDS

Notes to Financial Statements

February 28, 2014 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers Institutional Class shares.

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty-eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENT — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2014 (Unaudited)

The following summary of the inputs used, as of February 28, 2014, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$62,713,072	$62,713,072	$—	$—
Corporate Bonds	1,680,530	—	1,672,462	8,068
Exchange Traded Fund	1,164,700	1,164,700	—	—
Securities Lending Collateral	9,279,656	9,279,656	—	—

Total	$74,837,958	$73,157,428	$1,672,462	$8,068

Value Fund

	Total Value as of February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$33,778,799	$33,778,799	$—	$—
Exchange Traded Fund	228,652	228,652	—	—
Securities Lending Collateral	2,523,341	2,523,341	—	—

Total	$$36,530,792	$36,530,792	$—	$—

* Please refer to the Portfolio of Investments for further details on portfolio holdings.

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents

17

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2014 (Unaudited)

changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2014, there were no transfers between Levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

FOREIGN CURRENCY TRANSLATION — Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in

18

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2014 (Unaudited)

the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as each Fund’s investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund’s average daily net assets and 0.70% of the Value Fund’s average daily net assets, computed daily and payable monthly.

SCM has contractually agreed to waive its management fees and/or reimburse expenses to the extent that total annual operating expenses (excluding certain items discussed below) of the Small Cap Value Fund and the Value Fund exceed 1.15% and 0.90%, respectively. In determining SCM’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Company’s Board of Directors.

For the six months ended February 28, 2014, investment advisory fees and waivers of advisory fees were as follows:

	Gross Advisory Fees	Waivers	Net Advisory Fees
Schneider Small Cap Value Fund	$352,679	$(119,579)	$233,100
Schneider Value Fund	124,762	(111,772)	12,990

The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2014 was $9,622. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Funds or the Company.

19

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2014 (Unaudited)

4.	Investment in Securities

For the six months ended February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Small Cap Value Fund	$27,441,635	$38,243,090
Value Fund	8,037,702	10,540,905

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2014, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Value Fund	$56,329,042	$20,782,146	$(2,273,230)	$18,508,916
Value Fund	26,839,484	11,020,562	(1,329,254)	9,691,308

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
Small Cap Value Fund	$—	$2,519,287	$5,456,047	$11,482,209
Value Fund	(127,662,241)	132,641	—	2,109,143

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2013 was as follows:

	Ordinary Income	Long-Term Gains	Total
Small Cap Value Fund	$—	$—	$—
Value Fund	339,819	—	339,819

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment

20

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 28, 2014 (Unaudited)

Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was August 31, 2012.

As of August 31, 2013, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	August 31, 2016	August 31, 2017	August 31, 2018	August 31, 2019	Total
Small Cap Value Fund	$—	$—	$—	$—	$—
Value Fund	6,608,253	75,945,572	42,948,995	2,159,421	127,662,241

As of August 31, 2013, the Funds did not have any post-enactment capital loss carryforwards.

6.	Securities Lending

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and collateral as of February 28, 2014 and the income received for the six months ended February 28, 2014 were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral	Income Received from Securities Lending
Small Cap Value Fund	$8,932,792	$9,279,656	$33,362
Value Fund	2,429,414	2,523,341	9,133

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of each Fund’s open securities lending transactions which are subject to a MSLA as of February 28, 2014:

Securities Lending	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
				Financial Instruments[1]	Cash Collateral Received	Net Amount
Small Cap Value Fund	$8,932,792	$—	$8,932,792	$(8,932,792)	$—	$—
Value Fund	2,429,414	—	2,429,414	(2,429,414)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

21

THE SCHNEIDER FUNDS

Notes to Financial Statements (Concluded)

February 28, 2014 (Unaudited)

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and have determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

THE SCHNEIDER FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

23

Investment Adviser

Schneider Capital Management

460 E. Swedesford Road

Suite 1080

Wayne, PA 19087

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

of

The RBB Fund, Inc.

Class I Shares

SEMI-ANNUAL REPORT

February 28, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.

It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Investment Adviser’s Report

February 28, 2014

(Unaudited)

Dear Shareholder:

We recognize the confidence you have placed in us and we are continually grateful. It enables us to do what we love and enjoy everyday. I was asked by my son if I could do anything in this world what would it be. After answering, “be your dad”, he wanted a serious answer and I told him, “I would be doing exactly what I do now,” which is managing risk and return in the markets.

We firmly believe that investing with a long-term, risk-return perspective is key to experiencing superior risk-adjusted returns. While staying the course with a low volatility portfolio doesn’t eliminate risk, it can considerably lessen the effect of market volatility.

We sincerely value and believe strongly that return and risk must coincide and be effectively managed together. Investing in risk-adjusted returns must become more common. Investing in cap-weighted indexes, higher risk products or markets just for exposure without regard for the return of such investments seems unwarranted.

Investing for return must be weighed against the risk of the investments. As such, we continually look to be efficient and effective in providing shareholders with superior risk-adjusted equity returns, returns that correlate with the productivity of the underlying assets, as hedges against unforeseen events.

During the later part of 2013 and first part of 2014, U.S. equities continued to experience gains. The volatility of the market continued especially in January and February. And though the markets have experienced record highs, they have done so amidst both debt issues and varied U.S. economic data.

For the calendar year ended December 31, 2013, the Summit Global Investments U.S. Low Volatility Equity Fund’s shares rose 27.71% vs. 32.41% for the S&P 500 Index®. Risk-adjusted1, the S&P 500 Index® rose 25.6%, for the calendar year ended December 31, 2013. Thus the Fund outperformed the risk-adjusted Index by 2.11%. For the month of January 2014, the Fund’s shares returned -3.30% vs. -3.46% for the S&P 500 Index®. For the month of February 2014, the Fund’s shares rose 0.84% vs. 1.81% for the S&P 500 Index®. The beta2 for the Fund, as of February 28, 2014, was 0.79.

We have said for several quarters that large market events are being driven more by world events than ever before. U.S. markets do not stand alone, isolated from the world. U.S. companies are global companies. Their revenues and profits, business plans and investments, and ultimately success or failure are more correlated to global events than ever in history. As such, companies must be as strong or stronger, balance sheet wise, than the country in which they are headquartered. We must keep an eye on such events and company strength throughout the coming months and years.

In addition to global and political events, companies are unique in how each prepares, responds and survives the impact of such macro events and economic cycles. While some cycles may vary in length and events differ in impact, we believe, for U.S. equity exposure, the Summit Global Investments U.S. Low Volatility Equity Fund approach is effective over full market cycles.

Our philosophy to navigate such markets is simple and consistent throughout up and down markets. We believe that being invested in a low volatility equity portfolio over full market cycles provides lower price fluctuations, more consistent and reliable returns with smaller drawdowns, and adds increased diversification when combined with other investment strategies. Our approach takes into account each underlying company’s stock volatility, expected market return and how it correlates with other stocks within the portfolio, ultimately seeking to maximize return with an overall lower risk than a cap-weighted benchmark. As stated in the prospectus, the Fund seeks to outperform the S&P 500 Index® over a full market cycle while reducing overall volatility.

Financial markets are always unpredictable but there are several time-tested investment principles that may help put the odds in your favor. It is our sincere effort to follow such principles and provide long-term, risk-adjusted returns.

1

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2014

(Unaudited)

While we remain optimistic about the opportunities within the U.S. equity market, we remain focused on monitoring the risk of individual companies and the overall portfolio. During these times of continued uncertainty, we believe, for U.S. equity exposure, the Summit Global Investments U.S. Low Volatility Equity Fund approach is warranted.

Sincerely,

Summit Global Investments, LLC

[1]	Risk-adjusted returns are simply taking the return of the index and multiplying that index by the beta of the Fund.

[2]

Beta means a measure of a security’s or portfolio’s volatility. A beta of 1 means that the security or portfolio is neither more nor less volatile or risky than the wider market. A beta of more than 1 indicates greater volatility and beta of less than 1 indicates less volatility.

2

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Performance Data

February 28, 2014

(Unaudited)

Total Returns For the Period Ended February 28, 2014
	Six Months*	One Year	Since Inception*
Summit Global Investments U.S. Low Volatility Equity Fund - Class I Shares	10.10%	17.54%	14.89%
S&P 500® Index**	13.87%	22.76%	16.35%

*	Annualized. The Fund commenced operations on February 29, 2012.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2013, are 2.74% and 0.98%, respectively, of average daily net assets for Class I Shares. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2014 to the extent necessary to ensure that the Fund’s total operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) do not exceed 0.98% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2014, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

The Fund invests in common stock, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

3

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2013 through February 28, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class I Shares
	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,101.00	$5.11
Hypothetical (5% return before expenses)	1,000.00	1,019.93	4.91

*

Expenses are equal to the Fund’s annualized six month expense ratio of 0.98% for Class I Shares which includes waived fees and reimbursed expenses, multiplied by the average account value over the period multiplied by the number of days (181) in the most recent fiscal half year, then divided by 365 to reflect the one half year period. The Fund’s ending account values on the first line in the table is based on the actual six month total investment return for the Fund of 10.10% for Class I Shares.

4

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio Holdings Summary Table

February 28, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals	15.2%	$7,346,581
Electric	9.5	4,600,861
Retail	9.2	4,455,830
Insurance	6.4	3,115,516
Chemicals	6.1	2,933,837
Software	5.9	2,839,120
Food	5.4	2,627,335
Semiconductors	4.6	2,209,552
Computers	4.2	2,011,229
Telecommunications	3.9	1,872,377
Healthcare-Services	3.8	1,846,097
Pipelines	3.8	1,838,850
Household Products/Wares	3.2	1,543,110
Healthcare-Products	3.0	1,459,174
Banks	3.0	1,439,490
Oil & Gas	2.9	1,405,432
Commercial Services	2.8	1,332,674
Internet	1.1	518,585
Biotechnology	0.7	349,736
Airlines	0.6	312,814
Miscellaneous Manufacturing	0.5	239,673
Cosmetics/Personal Care	0.4	201,370
Savings & Loans	0.2	116,619
Machinery-Diversified	0.2	101,397
Oil & Gas Services	0.2	90,907
Environmental Control	0.2	81,750
Lodging	0.1	63,991
Electronics	0.1	46,788
Real Estate Investment Trusts	0.1	44,022
Media	0.1	43,076
Apparel	0.1	41,599
Diversified Financial Services	0.1	39,863
Transportation	0.1	32,562
Other Assets in Excess of Liabilities	2.3	1,112,329

NET ASSETS	100.0%	$48,314,146

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

February 28, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Airlines — 0.6%
Southwest Airlines Co.	13,940	$312,814

		312,814

Apparel — 0.1%
VF Corp.	710	41,599

		41,599

Banks — 3.0%
KeyCorp	3,530	46,490
US Bancorp	33,860	1,393,000

		1,439,490

Biotechnology — 0.7%
Amgen, Inc.	2,820	349,736

		349,736

Chemicals — 6.1%
FMC Corp.	14,980	1,156,156
International Flavors & Fragrances, Inc.	1,180	110,672
Praxair, Inc.	360	46,933
Sigma-Aldrich Corp.	17,160	1,620,076

		2,933,837

Commercial Services — 2.8%
Cintas Corp.	3,250	197,145
Total System Services, Inc.	36,060	1,098,388
Western Union Co., (The)	2,220	37,141

		1,332,674

Computers — 4.2%
EMC Corp.	46,200	1,218,294
Hewlett-Packard Co.	1,180	35,258
International Business Machines Corp.	240	44,441
NetApp, Inc.	17,650	713,236

		2,011,229

Cosmetics/Personal Care — 0.4%
Procter & Gamble Co., (The)	2,560	201,370

		201,370

Diversified Financial Services — 0.1%
CME Group, Inc.	540	39,863

		39,863

Electric — 9.5%
CMS Energy Corp.	1,590	45,204
Dominion Resources, Inc.	680	47,192
DTE Energy Co.	600	43,056
Duke Energy Corp.	18,150	1,286,472
Edison International	1,180	61,797
Exelon Corp.	15,500	471,355
PG&E Corp.	1,180	51,991
Pinnacle West Capital Corp.	1,180	65,667
PPL Corp.	1,330	42,946

	Number of Shares	Value
Electric — (Continued)
SCANA Corp.	2,700	$133,650
Wisconsin Energy Corp.	14,500	637,420
Xcel Energy, Inc.	56,590	1,714,111

		4,600,861

Electronics — 0.1%
Waters Corp.*	420	46,788

		46,788

Environmental Control — 0.2%
Republic Services, Inc.	1,180	40,250
Waste Management, Inc.	1,000	41,500

		81,750

Food — 5.4%
ConAgra Foods, Inc.	1,050	29,819
General Mills, Inc.	5,300	265,159
Hormel Foods Corp.	20,470	971,302
Kellogg Co.	12,760	774,404
McCormick & Co., Inc.	1,170	77,688
Sysco Corp.	14,130	508,963

		2,627,335

Healthcare-Products — 3.0%
Carefusion Corp.*	1,100	44,583
DENTSPLY International, Inc.	23,530	1,067,791
Stryker Corp.	580	46,539
Varian Medical Systems, Inc.*	3,190	267,418
Zimmer Holdings, Inc.	350	32,843

		1,459,174

Healthcare-Services — 3.8%
Cigna Corp.	510	40,591
Humana, Inc.	400	44,984
Quest Diagnostics, Inc.	4,710	249,630
UnitedHealth Group, Inc.	18,170	1,403,996
Wellpoint, Inc.	1,180	106,896

		1,846,097

Household Products/Wares — 3.2%
Clorox Co., (The)	17,680	1,543,110

		1,543,110

Insurance — 6.4%
Berkshire Hathaway, Inc., Class B*	1,930	223,455
Loews Corp.	18,360	798,293
Marsh & McLennan Cos., Inc.	8,850	426,216
Progressive Corp., (The)	1,590	38,939
Torchmark Corp.	20,460	1,585,855
Travelers Cos, Inc., (The)	510	42,758

		3,115,516

The accompanying notes are an integral part of the financial statements.

6

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Continued)

February 28, 2014

(Unaudited)

	Number of Shares	Value
Internet — 1.1%
VeriSign, Inc.*	9,410	$518,585

		518,585

Lodging — 0.1%
Marriott International, Inc., Class A	1,180	63,991

		63,991

Machinery-Diversified — 0.2%
Deere & Co.	1,180	101,397

		101,397

Media — 0.1%
News Corp., Class A*	2,350	43,076

		43,076

Miscellaneous Manufacturing — 0.5%
General Electric Co.	9,410	239,673

		239,673

Oil & Gas — 2.9%
Chevron Corp.	360	41,519
ConocoPhillips	750	49,875
Denbury Resources, Inc.	2,350	38,446
Exxon Mobil Corp.	11,160	1,074,373
Marathon Oil Corp.	4,710	157,785
Occidental Petroleum Corp.	450	43,434

		1,405,432

Oil & Gas Services — 0.2%
National Oilwell Varco, Inc.	1,180	90,907

		90,907

Pharmaceuticals — 15.2%
AbbVie, Inc.	5,300	269,823
Eli Lilly & Co.	20,390	1,215,448
Express Scripts Holding Co.*	11,240	846,484
Forest Laboratories, Inc.*	1,010	98,546
Johnson & Johnson	3,810	350,977
Merck & Co., Inc.	32,820	1,870,412
Perrigo Co., Plc*	4,710	774,512
Pfizer, Inc.	35,510	1,140,226
Zoetis, Inc.	25,150	780,153

		7,346,581

Pipelines — 3.8%
Kinder Morgan, Inc.	1,180	37,583
Spectra Energy Corp.	47,010	1,752,533
Williams COS, Inc. (The)	1,180	48,734

		1,838,850

Real Estate Investment Trusts — 0.1%
Crown Castle International Corp.	580	44,022

		44,022

Retail — 9.2%
Bed Bath & Beyond, Inc.*	580	39,336

	Number of Shares	Value
Retail — (Continued)
Coach, Inc.	1,180	$57,596
Costco Wholesale Corp.	12,430	1,451,824
Dollar Tree, Inc.*	13,350	731,180
Kohl’s Corp.	8,590	482,672
McDonald’s Corp.	4,560	433,884
Nordstrom, Inc.	1,180	72,546
O’Reilly Automotive, Inc.*	310	46,764
Urban Outfitters, Inc.*	1,180	44,179
Wal-Mart Stores, Inc.	14,670	1,095,849

		4,455,830

Savings & Loans — 0.2%
People’s United Financial, Inc.	8,230	116,619

		116,619

Semiconductors — 4.6%
Intel Corp.	39,420	976,039
Linear Technology Corp.	6,890	322,728
Microchip Technology, Inc.	1,010	46,006
NVIDIA Corp.	47,050	864,779

		2,209,552

Software — 5.9%
Adobe Systems, Inc.*	890	61,063
Fidelity National Information Services, Inc.	7,630	424,304
Fiserv, Inc.*	890	51,664
Intuit, Inc.	18,760	1,466,094
Microsoft Corp.	18,210	697,625
Oracle Corp.	1,180	46,150
Paychex, Inc.	1,050	43,848
Red Hat, Inc.*	820	48,372

		2,839,120

Telecommunications — 3.9%
AT&T, Inc.	25,880	826,348
Harris Corp.	3,530	260,585
Motorola Solutions, Inc.	710	47,002
Verizon Communications, Inc.	15,520	738,442

		1,872,377

Transportation — 0.1%
United Parcel Service, Inc., Class B	340	32,562

		32,562

TOTAL COMMON STOCKS (Cost $44,153,441)		47,201,817

The accompanying notes are an integral part of the financial statements.

7

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

February 28, 2014

(Unaudited)

Value
TOTAL INVESTMENTS - 97.7% (Cost $44,153,441)	$47,201,817

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	1,112,329

NET ASSETS - 100.0%	$48,314,146

*	Non-income producing security.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

8

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

ASSETS
Investments, at value (Cost $44,153,441)	$47,201,817
Cash	1,045,438
Receivables for:
Capital shares sold	11,750
Dividends	99,830
Prepaid expenses and other assets	22,329

Total assets	48,381,164

LIABILITIES
Payables for:
Capital shares redeemed	5,000
Transfer agent fees	19,680
Audit fees	13,110
Investment advisory fees	11,733
Administration and accounting services fees	8,461
Other accrued expenses and liabilities	9,034

Total liabilities	67,018

Net Assets	$48,314,146

NET ASSETS CONSISTS OF
Par value	$3,792
Paid-in capital	44,361,352
Undistributed net investment income	79,984
Accumulated net realized gain from investments	820,642
Net unrealized appreciation on investments	3,048,376

Net Assets	$48,314,146

I SHARES:
Net Assets applicable to Class I Shares	$48,314,146

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,791,504

Net asset value, offering and redemption price per share	$12.74

The accompanying notes are an integral part of the financial statements.

9

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Operations

For the Six Months Ended February 28, 2014

(Unaudited)

INVESTMENT INCOME
Dividends and interest	$370,659

Total investment income	370,659

EXPENSES
Advisory fees (Note 2)	130,475
Administration and accounting services fees (Note 2)	56,281
Transfer agent fees (Note 2)	21,502
Audit fees	13,066
Custodian fees (Note 2)	11,878
Registration and filing fees	11,674
Directors’ and officers’ fees	9,750
Legal fees	5,959
Printing and shareholder reporting fees	830
Other expenses	2,888

Total expenses before waivers and reimbursements	264,303
Less: waivers and reimbursements (Note 2)	(81,638)

Net expenses after waivers and reimbursements	182,665

Net investment income	187,994

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	984,536
Net change in unrealized appreciation on:
Investments	2,162,880

Net realized and unrealized gain from investments	3,147,416

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,335,410

The accompanying notes are an integral part of the financial statements.

10

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$187,994	$176,086
Net realized gain from investments	984,536	540,905
Net change in unrealized appreciation on investments	2,162,880	788,121

Net increase in net assets resulting from operations	3,335,410	1,505,112

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class I Shares
Net investment income	(250,235)	(44,910)
Net realized gains	(668,384)	(60,335)

Net decrease in net assets from dividends and distributions to shareholders	(918,619)	(105,245)

CAPITAL TRANSACTIONS:
Capital Transactions:
Class I Shares
Proceeds from shares sold	20,945,170	25,571,238
Reinvestment of distributions	918,422	105,245
Shares redeemed	(1,604,290)	(5,040,783)
Redemption fees	17	21

Net increase in net assets from capital share transactions	20,259,319	20,635,721

Total increase in net assets	22,676,110	22,035,588

NET ASSETS
Beginning of period	25,638,036	3,602,448

End of period	$48,314,146	$25,638,036

Undistributed net investment income, end of period	$79,984	$142,225

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Shares sold	1,683,319	2,227,473
Shares reinvested	74,607	10,248
Shares redeemed	(129,318)	(428,636)

Net increase in shares	1,628,608	1,809,085

The accompanying notes are an integral part of the financial statements.

11

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the representative periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2014 (Unaudited)		For the Year Ended August 31, 2013	For the Period February 29, 2012 to August 31, 2012(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.85		$10.18	$10.00

Net investment income(2)	0.06		0.15	0.08
Net realized and unrealized gain from investments(3)	1.13		1.64	0.10

Total from operations	1.19		1.79	0.18

Distributions to shareholders from:
Net investment income	(0.08)		(0.05)	—
Net realized gains	(0.22)		(0.07)	—

Total Distributions	(0.30)		(0.12)	—

Net asset value, end of period	$12.74		$11.85	$10.18

Total investment return(4)	10.10	%(5)	17.78%	1.80	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,314		$25,638	$3,602
Ratio of expenses to average net assets with waivers and reimbursements	0.98	%(6)	0.98%	0.98	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.45	%(6)	2.74%	20.03	%(6)
Ratio of net investment income to average net assets	1.01	%(6)	1.34%	1.64	%(6)
Portfolio turnover rate	68	%(5)	81%	95	%(5)

(1)	The Fund commenced investment operations on February 29, 2012.
(2)	The selected per share data was calculated based on average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

12

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements

February 28, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Summit Global Investments U.S. Low Volatility Equity Fund (the “Fund”), which commenced investment operations on February 29, 2012. As of February 28, 2014, the Fund offers three classes of shares, Class A Shares, Retail Shares and Class I Shares. As of February 28, 2014, Class A Shares and Retail Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 81.373 billion shares are currently classified into one hundred and forty-eight classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

Portfolio Valuation– The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1	—	quoted prices in active markets for identical securities;

— Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$47,201,817	$47,201,817	—	—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

14

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Redemption Fees — The Fund retains a redemption fee of 1.50% on redemptions of Fund shares held less than 60 days. The fees are reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 0.70% of the Fund’s average daily net assets.

Summit has contractually agreed to waive its management fees and/or reimburse expenses, to the extent that total annual operating expenses (excluding certain items discussed below) exceed 1.23% of the average daily net assets for Class A Shares and Retail Shares (Class A Shares and Retail Shares have not commenced operations as of February 28, 2014) and 0.98% of the average daily net assets for Class I Shares. In determining Summit’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated before December 31, 2014 without approval by the Company’s Board of Directors. If at any time during the three years from January 1, 2014 through December 31, 2016 in which the advisory agreement is in effect, the Fund’s Total Annual Fund Operating Expenses for that year are less than 1.23% of the average daily net assets attributable to the Fund’s Class A Shares or Retail Shares or less than 0.98% of the average daily net assets attributable to the Fund’s Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period. For the six months ended February 28, 2014, investment advisory fees accrued were $130,475, of which $81,638 were waived by the Adviser. As of February 28, 2014, the amounts available for recoupment were $151,293 and $81,638 expiring in 2016 and 2017, respectively.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

15

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

February 28, 2014

(Unaudited)

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing these transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC, serves as the principal underwriter and distributor of Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the six months ended February 28, 2014 was $4,395. Certain employees of BNY Mellon serve as an Officer or Director of the Company. They are not compensated by the Fund or the Company.

4. Investment in Securities

For the six months ended February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$44,192,893	$24,748,800

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$44,153,441

Gross unrealized appreciation	$3,307,954
Gross unrealized depreciation	(259,578)

Net unrealized appreciation	$3,048,376

16

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Concluded)

February 28, 2014

(Unaudited)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Net Unrealized Appreciation
$643,787	$21,016	$867,408

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2013 was as follows:

Ordinary Income	Long-Term Gains	Total
$105,245	$—	$105,245

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year-end subject to the Modernization Act was August 31, 2012. As of August 31, 2013, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were subsequent events requiring recognition or disclosure in the financial statements.

17

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent six-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

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Investment Adviser

Summit Global Investments, LLC

620 South Main Street

Bountiful, UT 84010

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	4/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	4/29/2014

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date	4/29/2014

* Print the name and title of each signing officer under his or her signature.